As filed with the Securities and Exchange Commission on April 21, 2010.

Registration No. 333-82705/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. _	☐

POST-EFFECTIVE AMENDMENT NO. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

AMENDMENT NO. 167	☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, NE.

Cedar Rapids, IA. 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2010, pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a) of Rule 485

☐ on                     , pursuant to paragraph (a) of Rule 485

WRL FREEDOM PREMIER®

VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2010

This prospectus gives you important information about the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II, a flexible payment variable deferred annuity contract (“Contract”). Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. This Contract is not available in all states.

You can put your money into one or more of the following investment choices. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

If you would like more information about the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2010. Please call us at 1-800-851-9777 (Monday-Friday, 8:30 a.m.-7:00 p.m. Eastern Time), write us at: Western Reserve, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or visit our website – www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC

Transamerica AEGON High Yield Bond VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

Transamerica Foxhall Global Hard Asset VP

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Multi Managed Large Cap Core VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Convertible Securities VP

Transamerica Diversified Equity VP

Transamerica Focus VP

Transamerica Growth Opportunities VP

Transamerica Money Market VP

Transamerica Small/Mid Cap Value VP

Transamerica U.S. Government Securities VP

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Wellington Management Company, LLP

Transamercia WMC Diversified Growth VP

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DEFINITIONS OF SPECIAL TERMS

Accumulation period — The period between the Contract date and the maturity date while the Contract is in force.

Accumulation unit value — An accounting unit of measure we use to calculate subaccount values during the accumulation period.

Administrative office — Our phone number is 1-800-851-9777. Our hours are Monday—Friday from 8:30 a.m. – 7:00 p.m. Eastern time.

Age — The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

Annuitant — The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

Annuity unit value — An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

Annuity value — The sum of the separate account value and the fixed account value at the end of any valuation period.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income period and we begin to make annuity payments to you (or your designee).

Beneficiary(ies) — The person(s) you elect to receive the death benefit proceeds under the Contract.

Cash value — The annuity value less any applicable premium taxes, any surrender charge, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code — The Internal Revenue Code of 1986, as amended.

Contract anniversary — The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date — Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years and Contract anniversaries from the Contract date.

Death claim day — Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

Death report day — The valuation date on which we have received due proof of death.

Fixed account — An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

Fixed account value — During the accumulation period, your Contract’s value in the fixed account.

Funds — Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

In force — Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

Mailing address — 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. All premium payments, loan repayments, partial withdrawal and surrender requests, transfer requests, correspondence and notices should be sent to this address.

Maturity date — The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.

Monthiversary — The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE — New York Stock Exchange.

Nonqualified Contracts — Contracts issued other than in connection with retirement plans.

Owner (you, your) — The person(s) entitled to exercise all rights under the Contract. The annuitant

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is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

Portfolio — A separate investment portfolio of a fund.

Premium payments/premium payments — Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” or “premium” in this prospectus, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

Qualified Contracts — Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate account — WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

Separate account value — During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

Subaccount — A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

Surrender — The termination of a Contract at the option of an owner.

Valuation date/ business day — Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

Valuation period — The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our, the Company) — Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

Certain provisions of Contract Form Number WL18 are different than those described herein. See Appendix B for information concerning Contract Form Number WL18.

1.	The Annuity Contract

The WRL Freedom Premier® is a flexible payment variable deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into one or more of the subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 2% (in most states), and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

For an additional charge, you may select either a compounding minimum death benefit rider or an annual step-up death benefit rider. You may only add one of the optional death benefit riders when you purchase the Contract. If you purchase one of these riders, you cannot drop it after we issue your Contract. You may also add an Additional Earnings Rider that may provide a supplemental death benefit if you have not already selected an optional death benefit rider. See Section 9. Death Benefit, for details concerning these death benefit riders. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.	Annuity Payments

(The Income Phase)

The Contract allows you to receive income after the maturity date under several annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, reduced by the separate account annuitization charge. Generally, you cannot annuitize before your Contract’s fifth anniversary.

3.	Purchase

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4.	Investment Choices

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending

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upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation period. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Contract year and to impose restrictions and limitations on transfers.

5.	Expenses

See Appendix B for information concerning Contract Form NumberWL18.

We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

During the accumulation period, we deduct a daily mortality and expense risk charge of 0.85% annually (1.25% if you select the compounding minimum death benefit rider or annual step-up death benefit rider) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges. The optional death benefit riders are not available in all states.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders (including surrender charges), equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your premium payment(s), if you surrender the Contract or partially surrender its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within seven years after we receive the premium payment. This charge is 7% of the amount that must be surrendered if the surrender occurs within 24 months or less of our receipt of the premium payment, and then declines gradually to 6% — 25 through 36 months; 5% — 37 through 48 months; 4% — 49 through 60 months; 3% — 61 through 72 months; 2% — 73 through 84 months; and no surrender charge — 85 months or more.

When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. The “free amount” waiver does not apply to a complete surrender. We waive this charge under certain circumstances. See Section 5. Expenses — Surrender Charge for how we calculate surrender charges and waivers.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity

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Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

See Section 10. Other Information—Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6.	Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a non-qualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out of a Contract, you may also be charged a 10% federal penalty tax on the amount you must report as taxable income.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7.	Access to Your Money

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $5,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited by law or regulation or the terms of the plan. Other restrictions and surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial withdrawals will reduce your cash value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial surrenders may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount surrendered.

You should carefully consider whether a withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of withdrawals (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

8.	Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. Past performance does not guarantee future results.

9.	Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant dies before the maturity date, the death benefit proceeds, if payable, will be determined by the death benefit option described in your Contract and in any optional death benefit rider that you purchased. If you purchase an optional death benefit rider, you cannot drop it after we issue your Contract.

Under the standard death benefit, the death benefit proceeds will be the greater of:

•	the annuity value as of the death report day; or

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•	the total premium payments you make to the Contract reduced by any adjusted partial surrenders.

Under the compounding minimum death benefit rider, the death benefit proceeds will be the greater of:

•	the death benefit proceeds as determined under the standard death benefit; or

•

total premiums paid for this Contract, less any adjusted partial surrenders, accumulated at 5% interest per annum from the date of payment or partial surrender until the earlier of (a) the date of death, or (b) the date of the annuitant’s 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

Under the annual step-up death benefit rider, the death benefit proceeds will be the greater of:

•	the death benefit proceeds as determined under the standard death benefit; or

•

the highest annuity value as of any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premiums made, and decreased for adjusted partial surrenders taken, following the date of the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

The adjusted partial surrender is equal to (a) times (b) where:

(a)	is the ratio of the value of any proceeds that would have been payable had death occurred, to the annuity value, as these amounts existed on the date the partial surrender is processed, but prior to the processing; and

(b)	is the amount of the partial surrender.

An additional death benefit may be payable if you purchase the Additional Earnings Rider (not available if you purchase one of the optional death benefit riders) and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider if you are both the owner and the annuitant (except in the case of a trust or employer-sponsored plan). This rider is not available in all states and may vary by state. See Section 9. Death Benefit - Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10.	Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it (or longer if required by state law). In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract at our administrative office in good order. A faxed version of a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, because the tax-favored arrangement itself provides tax- sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•

Reduced Minimum Initial Premium Payment (for nonqualified Contracts): You may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

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•

Systematic Partial Surrenders: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•

Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Transamerica Money Market VP or Transamerica JPMorgan Core Bond VP subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•

Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•

Telephone Fax and Internet Transactions: You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax. You may also make transfers and change premium payment allocations through our website – www.westernreserve.com. Internet transactions are not available for transfers and changes in premium payment allocations involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received in good order at our mailing address before the NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our mailing address after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE.

•

Nursing Care Facility Waiver: If you are confined to a nursing care facility, you may take partial surrenders or surrender your Contract completely without paying the surrender charge, under certain circumstances.

•	Terminal Condition Waiver: Under a terminal condition waiver, if certain medically-related circumstances occur, we will allow you to fully or partially surrender your money without a surrender charge.

•

Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money - Contract Loans for Certain Qualified Contracts for details.

•

Optional Death Benefit and Additional Earnings Riders: You may add one of the optional death benefit riders for an additional charge. If you wish to purchase one of the riders, you must select the rider on your application. If you purchase one of these riders, you cannot drop it after we issue your Contract. However, you may purchase the Additional Earnings Rider at issue or on any Monthiversary during the accumulation period if you have not already purchased an optional death benefit rider. These riders are not available to owners, joint owners or annuitants age 76 or older on the Contract date. These riders are not available in all states and may vary by state.

•

Compounding Minimum Death Benefit Rider: This rider provides a death benefit equal to total premium payments paid for this Contract, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

•

Annual Step-Up Death Benefit Rider: This rider provides a death benefit equal to the highest annuity value on any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

•	Additional Earnings Rider: You may add this rider for an additional charge when we issue the Contract or on any Monthiversary during the

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accumulation period if you, a joint owner and the annuitant are age 75 or younger and if you have not already purchased an optional death benefit rider. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

•

Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

•

Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•

Multiple Beneficiaries: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional riders or features described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights and issue age limitations. Please note that this prospectus describes the material rights and obligations of a contract owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this prospectus.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

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11.	Inquiries

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

You may check your Contract at www.westernreserve.com. We cannot guarantee that you will be able to access this site.

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

Please send all premium payments, loan repayments, correspondence and notices to the mailing address.

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ANNUITY CONTRACT FEE TABLE(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State premium taxes may also apply.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments)(2)(3)(4)	7%
Transfer Charge(5)	$10 after 12 per year
Loan Processing Fee(6)	$30 per loan
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Annual Contract Charge(3)(7)	$30 per Contract year

Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)(8)

Under Standard Death Benefit:
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.40%
Total Separate Account Annual Expenses	1.25%
With Compounding Minimum Death Benefit Rider Added (optional):
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.40%
Total Separate Account Annual Expenses	1.65%
With Annual Step-Up Death Benefit Rider Added (optional):
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.40%
Total Separate Account Annual Expenses	1.65%

Annual Optional Rider Charges:
Additional Earnings Rider Charge(9)	0.35%

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2009. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses(10)(11)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.66%	4.23%

The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the highest costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges (assuming the compounding minimum death benefit rider or annual step-up death benefit rider has been added), the highest charge for the optional Additional Earnings Rider and highest Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example(12)	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period.	$1253	$2392	$3419	$5982
If you annuitize* or remain invested in the Contract at the end of the applicable time period.	$623	$1852	$3059	$5982

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

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Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contracts.”

(1)	The Fee Table applies only to the accumulation period. During the income phase, the fees may be different than those described in the fee table. See Section 5, Expenses.

(2)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.

(3)	The surrender charge decreases based on the number of years since each premium payment was made, from 7% in the first two years after the premium payment was made and grading down to 0% in the eighth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.

(4)	We may reduce or waive the surrender charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(5)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(6)	Loans are available only for certain qualified Contracts. The loan processing fee is not applicable in all states.

(7)	We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, including any surrender charges, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(8)	These charges are assessed to your assets in each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 0.85% applies when you have selected the standard death benefit. If you select the compounding minimum death benefit rider or the annual step-up death benefit rider, then the mortality and expense risk charge will increase to 1.25%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

(9)	This rider is optional. You may not add this rider if you have already purchased one of the optional death benefit riders. If you add the rider, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

(10)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009. Current or future expenses may be greater or less than those shown.

(11)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the TST fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2009.

(12)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.09% that is determined by dividing the total annual Contract charges to be collected during 2009 by total average net assets to be attributable to the Contract during 2009. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

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1.	THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 2% (in most states) per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

2.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 95th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

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Annuity Payment Options Under the Contract

The Contract provides several annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will generally depend on the following:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts; and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime; or

•	10 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain — We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain — We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

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Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

If your contract is a qualified contract, payment option A may not satisfy minimum required distribution rules. Consult a tax advisor before electing that option.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

THEN:

•	we may make only one annuity payment and there will be no death benefit payable.

IF:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.	PURCHASE

Contract Issue Requirements

We will not issue a Contract unless:

•	we receive information we need to issue the Contract at our mailing address in good order;

•	we receive a minimum initial premium payment (except for 403(b) Contracts); and

•	the annuitant is age 85 or younger.

In order to purchase the optional compounding minimum death benefit rider, annual step-up death benefit rider or Additional Earnings Rider, you, a joint owner and the annuitant must be age 75 or younger. If you purchase the compounding minimum death benefit rider or the annual step-up death benefit rider, you cannot drop it after we issue your Contract. You may purchase the Additional Earnings Rider at issue or on any Monthiversary during the accumulation period if you have not already purchased an optional death benefit rider. You may not purchase the Additional Earnings Rider if you have purchased an optional death benefit rider.

Premium Payments

You should make checks or drafts for premium payments payable only to “Western Reserve Life” and send them to our mailing address. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to “Western Reserve Life”, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or a transfer from other financial institutions. Any third party checks not accepted by the company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.

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We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our mailing address in good order. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

The date on which we credit your initial premium payment to your Contract is generally the Contract date. If the date we credit your premium to the contract falls on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and premium payments to our mailing address in a timely manner.

If you wish to make premium payments by bank wire, please contact our administrative office at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time.

We may reject any application or premium payment for any reason permitted by law.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our mailing address in good order. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Total Premium Payments

We reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for all contracts with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages which must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

You may change allocations for future additional premium payments by writing to or telephoning the administrative office or by visiting our website – www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. The allocation change will apply to premium payments received after the date we receive the change request at our mailing address in good order.

You should review periodically how your purchase payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it (or longer if required by state law). In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive (at our mailing address) your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void.

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Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, any surrender charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.	INVESTMENT CHOICES

The Separate Account

Currently the following underlying fund portfolios are offered through this Contract.

ACCESS ONE TRUST(1)

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

PROFUNDS(1)

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP(2)

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP(3)(4)

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

Transamerica Foxhall Global Hard Asset VP

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TRANSAMERICA SERIES TRUST – SERVICE CLASS – Continued…

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP(5)

Transamerica JPMorgan Enhanced Index VP

Subadvised by Jennison Associates LLC(6)

Transamerica Jennison Growth VP(6)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Multi Managed Large Cap Core VP(7)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP(8)

Transamerica Convertible Securities VP

Transamerica Diversified Equity VP(9)

Transamerica Focus VP(10)(11)

Transamerica Growth Opportunities VP

Transamerica Money Market VP

Transamerica Small/Mid Cap Value VP

Transamerica U.S. Government Securities VP

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP(12)

Subadvised by Wellington Management Company, LLC(13)

Transamerica WMC Diversified Growth VP(1 3)

(1)	The Access and ProFunds portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.
(2)	Formerly known as Transamerica MFS High Yield VP and formerly subadvised by MFS Investment Management.
(3)	Effective on or about November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(4)	Effective on or about May 1, 2010, Transamerica T.Rowe Price Equity Income VP will merge into Transamerica BlackRock Large Cap Value VP.
(5)	Formerly subadvised by JPMorgan Investment Advisors, Inc.
(6)	Effective on or about May 1, 2010, Transamerica Marsico Growth VP will merge into Transamerica Jennison Growth VP. Due to this merger, Transamerica Jennison Growth VP will be added to this product.
(7)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(8)	Effective on or about May 1, 2010, Transamerica Value Balanced VP will merge into Transamerica Balanced VP.
(9)

Effective on or about May 1, 2010, Transamerica Science & Technology VP and Transamerica Munder Net 50 VP will merge into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.

(10)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(11)	Formerly subadvised by ClearBridge Advisors LLC.
(12)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(1 3 )	Formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccount closed to new investment as of December 12, 2005:

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Mid Cap Value VP

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More

20

detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by Transamerica Asset Management, Inc. (“TAM”), our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing or new Contract owners at any time or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment

21

company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant. In the event any subaccount is eliminated, Western Reserve will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Western Reserve may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Transamerica Money Market VP Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

The Fixed Account

Premium payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 2% (in most states) per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 2% per year.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer, or if we consent to a partial surrender, from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial surrenders from the fixed account unless we consent.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

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Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you to transfer up to 100% of the amount in the fixed account. However, we reserve the right to require that you comply with one or more of the following:

•	That you only make one transfer per Contract year. This restriction does not apply if you have selected dollar cost averaging;

•	That you request transfers from the fixed account in writing;

•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and

•	That you limit the maximum amount you transfer from the fixed account to the greater of:

(1)	25% of the amount in the fixed account; or

(2)	the amount you transferred from the fixed account in the immediately prior Contract year.

Before effecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax, mail or Internet, subject to limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, internet or faxed request at our administrative office, provided we receive your request at our administrative office in good order before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)

dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some

23

market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund

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portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable

25

insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds or Access subaccounts. Because the above restrictions do not apply to the ProFunds or Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the Transamerica Money Market VP subaccount, the Transamerica JPMorgan Core Bond VP subaccount or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

You may request dollar cost averaging at any time. A dollar cost averaging program will begin once we receive at our mailing address in good order all necessary information and the minimum required amount. There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging. (Please note, a Dollar Cost Averaging Program will not begin on the 29th, 30th, or 31st of the month. If a program would have started on one of these dates, it will start on the 1st business day of the following month.)

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Dollar Cost averaging will terminate if (i) we receive (at our mailingaddress or by phone) from you or your authorized registered representative a request to cancel your participation, (ii) or the value in the account from which we make the transfers is depleted.

If we receive additional premium payments after a Dollar Cost Averaging program is completed; the additional premium will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. New Dollar Cost Averaging instructions will be required to Dollar Cost Average this additional premium.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, you must submit a completed request form, signed by the owner to our mailing address. To end participation in asset rebalancing,

26

you or your authorized registered representative may call or write to our Administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer or if we receive your request to discontinue participation at our mailing address. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

If you request the Asset Rebalancing program, we will change your future payment allocation to match the subaccounts in your Asset Rebalancing Program.

To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial premium payment of $5,000, for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRA, Roth IRA, SEP, SIMPLE);

•	if the amount you want to withdraw is $50,000 and over; or

•	if the address of record has been changed within the past 15 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial surrenders by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file at our administrative office. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received in good order at our administrative office while the New York Stock Exchange is open for regular trading to receive same-day pricing. Orders received in good order at our office after the close of the New York Stock Exchange will receive the price computed at the end of the next business day.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

Please use the following fax numbers for the following types of transactions:

•	To request a transfer, please fax your request to us at 866-671-9215. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•	To request a partial surrender, please fax your request to us at 866-671-9215. We will not be responsible for same-day processing of partial surrenders if you fax your partial surrender request to a number other than this fax number.

You may make certain transfers and change premium payment allocations through our website - www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems

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that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Contract.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Contract. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Contract is in addition to the fees and expenses that apply under your Contract.

•	If you make withdrawals from your Contract value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

5.	EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 0.85% of the average daily net assets that you have invested in each subaccount. If you add the compounding minimum death benefit or annual step-up death benefit, the mortality and expense risk charge increases to 1.25%. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

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If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to partially cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount.

Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

Transfer Charge

You are generally allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account, however, they will be counted towards the 12 free allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial surrender; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Surrender Charge

During the accumulation period, except under certain qualified Contracts, you may surrender part or all of the annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial or complete surrender.

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Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 7% of premium payments surrendered within seven years after we receive a premium payment. We calculate the surrender charge on the full amount we must withdraw from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

The following schedule shows the surrender charges that apply during the seven years following each premium payment:

Number of Months Since Premium Payment Date	Surrender Charge
12 or less	7%
13 through 24	7%
25 through 36	6%
37 through 48	5%
49 through 60	4%
61 through 72	3%
73 through 84	2%
85 or more	0%

For example, assume your premium is $100,000, you have taken no partial surrenders, your annuity value is $106,000 in the 15th contract month and you request a full surrender. You would pay a surrender charge of $7,000 on the $100,000 premium, (7% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a surrender charge of $7,000 (7% of $100,000).

Keep in mind that partial and complete surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

There are several ways that you may make a partial surrender and we will not deduct the full surrender charge:

1. Partial Surrenders Up to the Free Amount. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount (does not apply to New Jersey residents). For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to (a) plus (b) where:

(a)	is equal to:

(i)	the annuity value on the date of the partial surrender; plus

(ii)	any amounts previously surrendered from the Contract under (b) below; plus

(iii)	any amounts previously surrendered from the Contract that were subject to surrender charges; minus

(iv)	the total of all premiums paid for the Contract.

AND

(b)	is equal to:

(i)	10% of the remaining annuity value following the determination of (a) above on the date of the partial surrender; minus

(ii)	any amounts partially surrendered under (b)(i) above during the Contract year in which the partial surrender is requested.

For example, assume that you make a $100,000 premium payment to your Contract at issue and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $108,000 before a partial surrender of $11,000 is taken out surrender charge free ($8,000 is surrender charge free under (a) ($108,000 — $100,000 = $8,000), and $3,000 is surrender charge free under (b) ($100,000 × 10% = $10,000 maximum amount under (b)). If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

(a)(i)	$106,000 is the annuity value on the date of the partial surrender; and is added to

(a)(ii)	$3,000 is the amount of the surrender that occurred in the 13th month surrendered under (b) of the formula (see paragraph above); plus

(a)(iii)	$0 are amounts previously surrendered that were subject to surrender charges; minus

(a)(iv)	$100,000 is the total of all premiums paid.

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The total for (a) is: $106,000 + $3,000 + $0 — $100,000 = $9,000

AND

(b)(i)	$9,700 is 10% of the remaining annuity value following the determination of (a) above on the date of partial surrender [$106,000 — $9,000 = $97,000 (remaining annuity value) × 10% = $9,700]; minus

(b)(ii)	$3,000 is the amount partially surrendered under (b)(i) above during the Contract year in which the current partial surrender is requested.

The total for (b) is: $9,700 — $3,000 = $6,700.

The maximum amount of this partial surrender available without a surrender charge is $9,000 (A) + $6,700 (b) = $15,700.

The portion of this partial surrender which is subject to a surrender charge is $20,000 — $15,700 = $4,300.

The surrender charge is calculated to be $323.66 (7% of $4,624).

The total amount we will deduct from your annuity value for the surrender will be $20,323.66 which includes the surrender charge. You will receive $20,000.

2. Systematic Partial Surrenders. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $5,000.

You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. (Additional limitations apply. See Section 7. Access to Your Money - Systematic Partial Surrenders.)

3. Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the surrender charge, provided:

•	you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;

•	your confinement began after the Contract date; and

•	you provide us with satisfactory written evidence of your confinement, including dates, at the time you make each request for partial surrender or complete surrender.

We will waive the surrender charge under this waiver only for partial and complete surrenders made during your confinement or within two months after your confinement ends.

There is no restriction on the maximum amount you may withdraw under this benefit.

This waiver is not available in all states.

4. Terminal Condition Waiver. If your Contract contains a terminal condition waiver, we will waive the surrender charge upon a complete or partial surrender, provided:

•	you (or any joint owner) is diagnosed with a terminal condition after the Contract date;

•	you (or any joint owner) provide a written statement acceptable to us and signed by a physician;

•	the written statement provides the physician’s diagnosis and prognosis of your (or any joint owner’s) non-correctable medical condition; and

•

the written statement says with reasonable medical certainty that the non-correctable medical condition will result in death within 12 months from the date of the written statement, taking into consideration ordinary and reasonable medical care, advice and treatment available in the same or similar communities.

We will waive all surrender charges upon receipt of a complete or partial surrender request if you include such a written statement from a physician with your request. The minimum amount that you may partially surrender under this waiver is $1,000. If you request a complete surrender, or a partial surrender for an amount that reduces the annuity value below the minimum balance required under your Contract, we will pay you the Contract’s complete annuity value and your Contract will terminate.

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There is no restriction on the maximum amount you may withdraw under this benefit.

This waiver is not available in all states.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the fund prospectuses.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the contracts. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable annuity products are then credited to us as an administrative expense. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Service Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and TCI

Fund	Maximum Fee % of assets(1)
Access One Trust	0.50%
Transamerica Series Trust(2)	0.25%
ProFunds	0.50%
Fidelity® Variable Insurance Products Fund (3)	0.35%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the contractholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we received $16,378,884.52 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•	Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”),

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Transamerica Financial Advisors, Inc. (“TFA”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2) may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to assist with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2009, TCI received revenue sharing payments ranging from $3,500 to $32,000 (for a total of $264,750) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Legg Mason, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam, Schroders, Transamerica Investment Management, LLC, Van Kampen Asset Management, and Vanguard.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Sale of the Contracts” in this prospectus.

6.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity Contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs

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(either as a partial withdrawal, surrender, or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the Contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) Contracts. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) Contract comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract.

Other restrictions may apply including terms of the plan in which you participate. Optional death benefit features in some cases may exceed the greater of the premium payments or the contract value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Partial Withdrawals and Surrenders—Qualified Contracts Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified contract, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

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You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders—403(b) Contracts

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

For Contracts issued after 2009, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Partial Withdrawals and Surrenders—Nonqualified Contracts

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). In general loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in

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the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decendents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

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Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

7.	ACCESS TO YOUR MONEY

Partial and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract by making either a partial or complete surrender.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

•	any surrender charges;

•	any premium taxes;

•	any loans;

•	any unpaid accrued interest;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our mailing address in good order, unless you specify a later date in your request. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

No partial surrender is permitted if it would reduce the cash value below $5,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

Remember that any partial surrender you make will reduce the annuity value and also may have a negative impact on certain benefits and guarantees of your Contract. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

We must receive (at our mailing office in good order a properly completed surrender (partial or full) request by mail or fax. We will accept telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by telephone is under $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

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•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans, or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us.

We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a premium payment. We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, annuity payments or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Surrenders

During the accumulation period, you can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. You can partially surrender up to 10% of your annuity value annually (or up to 10% of your initial premium payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

You can take systematic partial surrenders during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial surrender payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year). If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009, we generally are required to

39

confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•

$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force, and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus accrued interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in substantially level quarterly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

Please Note: Once established, you cannot change the due date or payment method.

An extended repayment period cannot go beyond the year you turn 70 1/2.

IF:

•	a repayment is not received within 31 days from the original due date;

THEN:

•	under federal tax law you will be treated as having a deemed distribution of all Contract loans and unpaid accrued interest, and any

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applicable charges, including any surrender charge.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 403(b) of the Code.

You may fax your loan request to us at 866-671-9215.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8.	PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of non-standard performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. Charges for the optional riders are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

The TST fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the TST fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

9.	DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). The beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of an owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Section 9. Death Benefit—Alternate Payment Elections Before the Maturity Date for details.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a Contract, upon receipt at our mailing address of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

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Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Section 9. Death Benefit—Additional Earnings Rider for details.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the Contract owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

IF:

•	an owner and the annuitant ARE the same person and that person dies;

THEN:

•

we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) and, in some cases, reset the death benefit.(4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset.(3)

IF:

•	the surviving spouse who continued the Contract dies;

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.

IF:

•	an owner and an annuitant ARE NOT the same person, and an annuitant dies first;

THEN:

•	an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.

IF:

•	an owner and an annuitant ARE NOT the same person, and an owner dies first;

THEN:

•

we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues.(6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.(6)

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner’s estate. If the sole beneficiary was living on an owner’s date of death, but died before the death report day, the death benefit is paid to an owner’s estate, not to the beneficiary’s estate.

(3)

If the sole beneficiary is the deceased owner/annuitant’s surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner’s surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We also will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, if you purchase the optional compounding minimum death benefit or annual step-up death benefit, the phrase “the annuitant’s 81st birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any

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subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.

(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

(6)	If the sole beneficiary is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.

(7)	If any beneficiary is alive, but is not the deceased owner’s spouse at the time of the deceased owner’s death, then the beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(8)	If no beneficiary is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

The death benefit proceeds are reduced by any outstanding Contract loans plus accrued interest and premium taxes due.

Different rules apply if an owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase)—Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

If any owner dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Standard Death Benefit

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract as of the death report day, reduced by adjusted partial surrenders.

The standard death benefit proceeds are not payable after the maturity date.

Optional Death Benefit Riders

On the Contract application, you may add either the compounding minimum death benefit rider or the annual step-up death benefit rider. These riders are not available if you, a joint owner or the annuitant is age 76 or older on the Contract date. These riders are only payable during the accumulation period and are not payable after the maturity date. You may not select an optional death benefit rider after the Contract has been issued. If you purchase one of these riders, you cannot drop it after we issue your Contract. You may not add the Additional Earnings Rider if you have purchased an optional death benefit rider.

Compounding Minimum Death Benefit Rider. If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the compounding minimum death benefit proceeds are the greater of:

•	the standard death benefit; or

•	the compounding minimum death benefit: This benefit equals total premium payments, plus interest at an effective annual rate of 5% (in most

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states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any adjusted partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

Annual Step-Up Death Benefit Rider. If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the annual step-up death benefit proceeds are the greater of:

•	the standard death benefit; or

•

the annual step-up death benefit: This benefit equals the highest annuity value on any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

If you select either of these options, then the mortality and expense risk charge will increase to 1.25%.

Effect of Adjusted Partial Surrender on Death Benefits

When you request a partial surrender, we will reduce the death benefit under the Contract by an “adjusted partial surrender.” An adjusted partial surrender will reduce the death benefit proceeds by the amount of the partial surrender times the ratio of:

•	the amount of the death benefit proceeds on the same date as, but immediately before, the processing of the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the death benefit proceeds are greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the death benefit proceeds are less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Additional Benefits with Spousal Continuation

If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

Additional Death Benefit on Beneficiary’s Death

If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

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3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Different rules may apply if the Contract is a qualified Contract.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, if you purchased an optional death benefit rider, the phrase “the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the annuity value as of the death report day and adding any subsequent premium payments and subtracting the total adjusted partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. You may elect the rider when we issue the Contract or on any Monthiversary during the accumulation period before you, a joint owner or the annuitant reach age 76 and if you have not already purchased an optional death benefit rider. In order to buy this rider:

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and

•	you, a joint owner and the annuitant must be age 75 or younger.

Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus

•	the rider base, which is:

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•	the annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus

•	the premium payments made after the rider date; less

•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Example: A person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 premium payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of an owner’s death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a)	The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b)	The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c)	The maximum benefit under the rider=$1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider) is $14,000. The total death benefit (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) under these circumstances is $89,000 ($75,000+$14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

Owner/Annuitant’s Age on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse continues or elects to continue the Contract, and the annuity value is adjusted to equal the death benefit proceeds, are, the deceased owner’s spouse will have the following options:

•

terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or

•

continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount. All future

46

surrender charges on this amount, if any, will be waived; or

•

continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written notice at our administrative office to cancel the rider;

•	you annuitize or surrender the Contract; or

•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation, as described above.

Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re-select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may differ from those of the terminated rider.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10.	OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change an owner at any time by notifying us in writing at our mailing address in good order. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the sole beneficiary is not an owner’s spouse and there is no joint owner, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our mailing address in good order and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

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Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Contract until we have received them in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Contract Owners (exactly as registered on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Assignment

You can also generally assign the Contract any time before the maturity date. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was initially incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your annuity value held in the separate account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your Contract value that is allocated to the Subaccounts of the Separate Account. Your Contract value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a Contract that exceed Contract value, such as those associated with any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

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Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investements.

How to Obtain More Information. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our administrative office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

To the extent required by law, Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions

49

on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. Accordingly, it is possible for a small number of contract owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Contract values. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, TCI, for the distribution and sale of the Contracts. We pay commissions to TCI which are passed through to selling firms (see below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our Contracts which is not passed through to the selling firms and reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Contracts.

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Contracts. We pay commissions through TCI to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with TCI and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers). To the extent permitted by rules of the Financial Industry Regulatory Authority (“FINRA”), Western Reserve, TFA, WGS and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements which may be referred to as revenue sharing arrangements, are described further below.

The sales representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are TFA and WGS, both affiliates, who sell Western Reserve products.

Western Reserve covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems that are provided directly to TFA. These facilities and services are necessary for TFA’s administration and operation, and Western Reserve is compensated by TFA for these expenses based on TFA’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

TFA pays its branch managers a portion of the commissions received from Western Reserve for the sale of the Contracts. Sales representatives receive a

50

portion of the commissions for their sales of Contracts in accordance with TFA’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at TFA and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with TFA’s and WGS’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash and non-cash benefits, and may provide such persons with special incentive to sell our Contracts. For example, TFA’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.

TFA’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We, TCI, and/or our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Contracts or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $37.50 to $4,623.33 in 2009 for the sales of the Western Reserve’s insurance products.

During 2009, we had “preferred product” arrangements with TFA, WGS, First Founder Securities, Inc., First Global, Harbour Investments, Inc., and Workman Securities Corporation. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid During 2009
First Global	$4,623.33
Harbour Investments, Inc.	$2,231.44
First Founders Securities, Inc.	$201.56
Workman Securities Corporation	$37.50

No specific charge is assessed directly to Contract owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to

51

recommend or sell this Contract to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Contracts.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations, since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

For general information concerning Contract WL18 please see Appendix B in addition to your Contract.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms

The Contract - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

Administration

Records and Reports

Distribution of the Contracts

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Inquiries and requests for an SAI should be directed to:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation Conservative VP – Service Class	2009	$11.152	$13.704	75,176
Subaccount Inception Date May 1, 2003	2008	$14.424	$11.152	83,187
	2007	$13.814	$14.424	110,385
	2006	$12.867	$13.814	125,327
	2005	$12.456	$12.867	137,973
	2004	$11.571	$12.456	186,368
	2003	$10.000	$11.571	86,992

Transamerica Asset Allocation – Growth VP – Service Class	2009	$10.937	$13.939	48,030
Subaccount Inception Date May 1, 2003	2008	$18.456	$10.937	64,837
	2007	$17.447	$18.456	112,462
	2006	$15.386	$17.447	93,378
	2005	$13.975	$15.386	93,692
	2004	$12.474	$13.975	96,107
	2003	$10.000	$12.474	73,924

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$11.432	$14.192	90,502
Subaccount Inception Date May 1, 2003	2008	$15.746	$11.432	123,097
	2007	$14.858	$15.746	219,562
	2006	$13.581	$14.858	232,716
	2005	$12.888	$13.581	247,998
	2004	$11.791	$12.888	249,125
	2003	$10.000	$11.791	173,822

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$11.310	$14.227	124,002
Subaccount Inception Date May 1, 2003	2008	$17.140	$11.310	144,520
	2007	$16.200	$17.140	216,583
	2006	$14.505	$16.200	234,588
	2005	$13.440	$14.505	237,675
	2004	$12.075	$13.440	239,935
	2003	$10.000	$12.075	187,850

Transamerica International Moderate Growth VP – Service Class	2009	$6.883	$8.758	49
Subaccount Inception Date May 1, 2006	2008	$10.988	$6.883	5,037
	2007	$10.296	$10.988	0
	2006	$10.000	$10.296	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$12.778	$14.294	12,039
Subaccount Inception Date May 1, 2003	2008	$19.700	$12.778	7,694
	2007	$19.193	$19.700	11,777
	2006	$16.730	$19.193	22,153
	2005	$14.696	$16.730	25,623
	2004	$12.662	$14.696	12,431
	2003	$10.000	$12.662	5,368

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$13.376	$17.502	7,744
Subaccount Inception Date May 1, 2003	2008	$23.647	$13.376	29,777
	2007	$25.823	$23.647	33,153
	2006	$18.498	$25.823	50,050
	2005	$16.615	$18.498	48,775
	2004	$12.749	$16.615	49,752
	2003	$10.000	$12.749	7,487

Transamerica Federated Market Opportunity VP – Service Class	2009	$12.182	$12.457	31,066
Subaccount Inception Date May 1, 2003	2008	$12.988	$12.182	30,879
	2007	$13.296	$12.988	39,282
	2006	$13.190	$13.296	45,115
	2005	$12.804	$13.190	140,122
	2004	$11.946	$12.804	85,657
	2003	$10.000	$11.946	28,542

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		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Core Bond VP – Service Class	2009	$11.479	$12.352	16,460
Subaccount Inception Date May 1, 2003	2008	$11.086	$11.479	18,967
	2007	$10.571	$11.086	22,271
	2006	$10.370	$10.571	20,447
	2005	$10.328	$10.370	21,456
	2004	$10.066	$10.328	23,143
	2003	$10.000	$10.066	25,105

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$9.567	$12.171	1,266
Subaccount Inception Date May 1, 2003	2008	$15.566	$9.567	10,505
	2007	$15.171	$15.566	15,892
	2006	$13.415	$15.171	16,496
	2005	$13.215	$13.415	22,681
	2004	$12.136	$13.215	16,084
	2003	$10.000	$12.136	46,391

Transamerica JPMorgan Mid Cap Value VP – Service Class	2009	$11.515	$14.286	460
Subaccount Inception Date May 1, 2003	2008	$17.493	$11.515	528
	2007	$17.344	$17.493	3,846
	2006	$15.075	$17.344	6,898
	2005	$14.078	$15.075	9,422
	2004	$12.515	$14.078	10,842
	2003	$10.000	$12.515	5,088

Transamerica Focus VP – Service Class(3)	2009	$10.056	$12.620	4,950
Subaccount Inception Date May 1, 2003	2008	$16.109	$10.056	4,928
	2007	$16.252	$16.109	6,478
	2006	$13.967	$16.252	6,805
	2005	$13.678	$13.967	12,890
	2004	$12.770	$13.678	17,915
	2003	$10.000	$12.770	12,292

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$9.318	$13.463	3,524
Subaccount Inception Date May 1, 2003	2008	$12.709	$9.318	3,870
	2007	$12.700	$12.709	8,361
	2006	$11.672	$12.700	4,137
	2005	$11.690	$11.672	4,169
	2004	$10.853	$11.690	5,623
	2003	$10.000	$10.853	1,548

Transamerica MFS International Equity VP – Service Class	2009	$12.838	$16.701	471
Subaccount Inception Date May 1, 2003	2008	$20.246	$12.838	648
	2007	$18.906	$20.246	3,332
	2006	$15.635	$18.906	6,171
	2005	$14.139	$15.635	4,281
	2004	$12.584	$14.139	4,196
	2003	$10.000	$12.584	2,284

Transamerica Marsico Growth VP – Service Class(5)	2009	$9.863	$12.258	5,754
Subaccount Inception Date May 1, 2003	2008	$17.032	$9.863	5,515
	2007	$14.413	$17.032	6,548
	2006	$13.933	$14.413	6,283
	2005	$13.090	$13.933	6,203
	2004	$11.879	$13.090	6,415
	2003	$10.000	$11.879	4,935

Transamerica Munder Net50 VP – Service Class(6)	2009	$10.317	$17.511	494
Subaccount Inception Date May 1, 2003	2008	$18.626	$10.317	1,896
	2007	$16.212	$18.626	2,056
	2006	$16.529	$16.212	4,174
	2005	$15.591	$16.529	4,522
	2004	$13.786	$15.591	10,777
	2003	$10.000	$13.786	12,981

Transamerica Multi Managed Large Cap Core VP – Service Class(7)	2009	$10.000	$13.107	1,549
Subaccount Inception Date April 30, 2009	2009	$10.840	$12.344	17,692
Transamerica PIMCO Total Return VP – Service Class	2008	$11.369	$10.840	22,484
Subaccount Inception Date May 1, 2003	2007	$10.622	$11.369	27,298
	2006	$10.393	$10.622	37,319
	2005	$10.355	$10.393	14,343
	2004	$10.102	$10.355	8,531
	2003	$10.000	$10.102	6,946

54

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$10.378	$12.778	15,063
Subaccount Inception Date May 1, 2003	2008	$16.534	$10.378	19,417
	2007	$16.310	$16.534	23,184
	2006	$13.967	$16.310	17,105
	2005	$13.678	$13.967	16,762
	2004	$12.139	$13.678	12,324
	2003	$10.000	$12.139	5,568

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$10.689	$14.546	1,819
Subaccount Inception Date May 1, 2003	2008	$17.086	$10.689	4,020
	2007	$15.895	$17.086	6,077
	2006	$15.636	$15.895	8,259
	2005	$14.399	$15.636	7,313
	2004	$13.293	$14.399	15,041
	2003	$10.000	$13.293	8,814

Transamerica Diversified Equity VP – Service Class(6)	2009	$10.171	$12.792	6,716
Subaccount Inception Date May 1, 2003	2008	$18.402	$10.171	9,522
	2007	$16.270	$18.402	10,884
	2006	$13.963	$16.270	8,165
	2005	$13.238	$13.963	9,236
	2004	$12.368	$13.238	7,257
	2003	$10.000	$12.368	3,048

Transamerica Third Avenue Value VP – Service Class	2009	$12.526	$16.576	38,023
Subaccount Inception Date May 1, 2003	2008	$21.687	$12.526	57,749
	2007	$21.840	$21.687	68,046
	2006	$19.175	$21.840	98,774
	2005	$16.454	$19.175	77,883
	2004	$13.436	$16.454	67,734
	2003	$10.000	$13.436	14,845

Transamerica Balanced VP – Service Class(8)	2009	$10.038	$12.437	2,716
Subaccount Inception Date May 1, 2003	2008	$15.135	$10.038	2,788
	2007	$13.570	$15.135	6,290
	2006	$12.686	$13.570	4,437
	2005	$11.965	$12.686	2,443
	2004	$11.450	$11.965	3,399
	2003	$10.000	$11.450	4,237

Transamerica Convertible Securities VP – Service Class	2009	$10.254	$13.231	449
Subaccount Inception Date May 1, 2003	2008	$16.545	$10.254	484
	2007	$14.219	$16.545	1,299
	2006	$13.063	$14.219	3,473
	2005	$12.826	$13.063	4,749
	2004	$10.971	$12.826	4,343
	2003	$10.000	$10.971	2,235

Transamerica WMC Diversified Growth VP – Service Class(9)	2009	$10.159	$12.882	18,127
Subaccount Inception Date May 1, 2003	2008	$19.187	$10.159	19,707
	2007	$16.808	$19.187	26,456
	2006	$15.765	$16.808	30,916
	2005	$13.783	$15.765	33,351
	2004	$12.120	$13.783	29,818
	2003	$10.000	$12.120	16,926

Transamerica Growth Opportunities VP – Service Class	2009	$11.860	$15.929	10,609
Subaccount Inception Date May 1, 2003	2008	$20.458	$11.860	24,605
	2007	$16.945	$20.458	27,634
	2006	$16.421	$16.945	25,799
	2005	$14.400	$16.421	24,824
	2004	$12.565	$14.400	23,829
	2003	$10.000	$12.565	4,416

Transamerica Money Market VP – Service Class	2009	$10.565	$10.395	8,472
Subaccount Inception Date May 1, 2003	2008	$10.512	$10.565	74,090
	2007	$10.201	$10.512	21,632
	2006	$9.926	$10.201	96,141
	2005	$9.833	$9.926	41,051
	2004	$9.922	$9.833	22,629
	2003	$10.000	$9.922	326,724

55

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science and Technology VP - Service Class(6)	2009	$9.014	$14.001	452
Subaccount Inception Date May 1, 2003	2008	$17.923	$9.014	1,339
	2007	$13.751	$17.923	3,156
	2006	$13.873	$13.751	948
	2005	$13.846	$13.873	1,750
	2004	$13.088	$13.846	3,819
	2003	$10.000	$13.088	8,218

Transamerica Small/Mid Cap Value VP - Service Class	2009	$10.423	$14.653	4,681
Subaccount Inception date May 3, 2004	2008	$17.974	$10.423	6,483
	2007	$14.690	$17.974	9,268
	2006	$12.675	$14.690	6,543
	2005	$11.377	$12.675	8,451
	2004	$10.000	$11.377	3,651

Transamerica U.S. Government Securities VP - Service Class	2009	$11.270	$11.552	11,989
Subaccount Inception Date May 1, 2003	2008	$10.665	$11.270	20,549
	2007	$10.250	$10.665	2,813
	2006	$10.110	$10.250	2,826
	2005	$10.078	$10.110	11,008
	2004	$9.957	$10.078	3,477
	2003	$10.000	$9.957	5,479

Transamerica Value Balanced VP - Service Class(8)	2009	$10.407	$12.608	3,615
Subaccount Inception Date May 1, 2003	2008	$15.267	$10.407	7,031
	2007	$14.578	$15.267	7,473
	2006	$12.882	$14.578	7,274
	2005	$12.330	$12.882	7,151
	2004	$11.413	$12.330	10,247
	2003	$10.000	$11.413	3,778

Transamerica Index 50 VP - Service Class	2009	$8.170	$9.366	0
Subaccount Inception Date May 1, 2008	2008	$10.000	$8.170	0

Transamerica Index 75 VP - Service Class	2009	$7.210	$8.738	0
Subaccount Inception Date May 1, 2008	2008	$10.000	$7.210	0

Transamerica Foxhall Emerging Markets/Pacific Rim VP
Subaccount Inception Date November 19, 2009	2009	$0.991	$1.009	0

Transamerica Foxhall Global Conservative VP
Subaccount Inception Date November 19, 2009	2009	$0.995	$0.983	0

Transamerica Foxhall Global Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.990	$1.006	0

Transamerica Foxhall Global Hard Asset VP
Subaccount Inception Date November 19, 2009	2009	$0.987	$0.986	0

Transamerica Hanlon Balanced VP
Subaccount Inception Date November 19, 2009	2009	$0.998	$1.020	0

Transamerica Hanlon Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.996	$1.021	0

Transamerica Hanlon Growth and Income VP
Subaccount Inception Date November 19, 2009	2009	$0.997	$1.022	0

Transamerica Hanlon Managed Income VP
Subaccount Inception Date November 19, 2009	2009	$1.000	$1.004	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10)	2009	$9.016	$14.203	378
Subaccount Inception Date May 1, 2003	2008	$17.113	$9.016	412
	2007	$14.232	$17.113	2,297
	2006	$13.202	$14.232	2,596
	2005	$12.506	$13.202	8,331
	2004	$11.892	$12.506	1,403
	2003	$10.000	$11.892	3,514

ProFund VP Asia 30	2009	$5.650	$8.572	3,268
Subaccount Inception Date September 6, 2007	2008	$11.680	$5.650	3,268
	2007	$10.00	$11.680	4,653

ProFund VP Basic Materials	2009	$5.311	$8.484	5,430
Subaccount Inception Date September 6, 2007	2008	$11.115	$5.311	1,006
	2007	$10.00	$11.115	2,818

ProFund VP Bull	2009	$7.123	$8.713	17,395
Subaccount Inception Date June 12, 2006	2008	$11.617	$7.123	0
	2007	$11.405	$11.617	0
	2006	$10.000	$11.405	1,726

56

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services	2009	$6.174	$7.945	1,043
Subaccount Inception Date September 6, 2007	2008	$9.147	$6.174	0
	2007	$10.00	$9.147	0

ProFund VP Emerging Markets	2009	$5.629	$8.990	5,652
Subaccount Inception Date September 6, 2007	2008	$11.465	$5.629	90
	2007	$10.00	$11.465	0

ProFund VP Europe 30	2009	$5.665	$7.373	0
Subaccount Inception Date September 6, 2007	2008	$10.285	$5.665	99
	2007	$10.00	$10.285	4,209

ProFund VP Falling U.S. Dollar	2009	$9.867	$10.029	86
Subaccount Inception Date September 6, 2007	2008	$10.571	$9.867	0
	2007	$10.00	$10.571	0

ProFund VP Financials	2009	$4.201	$4.753	1,888
Subaccount Inception Date September 6, 2007	2008	$8.634	$4.201	0
	2007	$10.00	$8.634	0

ProFund VP International	2009	$5.521	$6.770	12,367
Subaccount Inception Date September 6, 2007	2008	$10.095	$5.521	0
	2007	$10.00	$10.095	0

ProFund VP Japan	2009	$5.307	$5.760	0
Subaccount Inception Date September 6, 2007	2008	$9.119	$5.307	0
	2007	$10.00	$9.119	0

ProFund VP Mid-Cap	2009	$5.909	$7.725	0
Subaccount Inception Date September 6, 2007	2008	$9.747	$5.909	0
	2007	$10.00	$9.747	0

ProFund VP Money Market	2009	$10.257	$10.094	96,803
Subaccount Inception Date June 12, 2006	2008	$10.340	$10.257	41,786
	2007	$10.130	$10.340	7,744
	2006	$10.000	$10.130	0

ProFund VP NASDAQ-100	2009	$7.453	$11.145	196
Subaccount Inception Date June 12, 2006	2008	$13.173	$7.453	0
	2007	$11.385	$13.173	0
	2006	$10.000	$11.385	1,773

ProFund VP Oil & Gas	2009	$6.762	$7.683	1,596
Subaccount Inception Date September 6, 2007	2008	$10.902	$6.762	738
	2007	$10.00	$10.902	0

ProFund VP Pharmaceuticals	2009	$7.909	$9.095	7
Subaccount Inception Date September 6, 2007	2008	$9.988	$7.909	197
	2007	$10.00	$9.988	0

ProFund VP Precious Metals	2009	$8.017	$10.673	1,175
Subaccount Inception Date September 6, 2007	2008	$11.770	$8.017	600
	2007	$10.00	$11.770	0

ProFund VP Short Emerging Markets	2009	$10.712	$5.405	0
Subaccount Inception Date September 6, 2007	2008	$8.235	$10.712	0
	2007	$10.00	$8.235	0

ProFund VP Short International	2009	$13.358	$9.162	0
Subaccount Inception Date September 6, 2007	2008	$9.824	$13.358	0
	2007	$10.00	$9.824	0

ProFund VP Short NASDAQ-100	2009	$14.173	$8.274	133
Subaccount Inception Date September 6, 2007	2008	$9.724	$14.173	0
	2007	$10.00	$9.724	0

ProFund VP Short Small-Cap	2009	$11.012	$7.326	0
Subaccount Inception Date June 12, 2006	2008	$9.022	$11.012	1,047
	2007	$8.774	$9.022	0
	2006	$10.000	$8.774	0

ProFund VP Small-Cap	2009	$6.845	$8.490	2,215
Subaccount Inception Date June 12, 2006	2008	$10.772	$6.845	0
	2007	$11.199	$10.772	2,799
	2006	$10.000	$11.199	1,767

ProFund VP Small-Cap Value	2009	$6.242	$7.393	0
Subaccount Inception Date September 6, 2007	2008	$9.154	$6.242	0
	2007	$10.00	$9.154	0

ProFund VP Telecommunications	2009	$6.150	$6.493	839
Subaccount Inception Date September 6, 2007	2008	$9.533	$6.150	0
	2007	$10.00	$9.533	0

57

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap	2009	$2.947	$4.063	558
Subaccount Inception Date September 6, 2007	2008	$8.859	$2.947	43,196
	2007	$10.00	$8.859	0

ProFund VP U.S. Government Plus	2009	$15.927	$10.557	0
Subaccount Inception Date September 6, 2007	2008	$10.811	$15.927	0
	2007	$10.00	$10.811	4,554

ProFund VP Utilities	2009	$7.319	$7.973	1,970
Subaccount Inception Date September 6, 2007	2008	$10.736	$7.319	89
	2007	$10.00	$10.736	4,304

Access VP High Yield FundSM	2009	$9.661	$11.111	2,018
Subaccount Inception Date September 6, 2007	2008	$10.299	$9.661	3,869
	2007	$10.00	$10.299	0

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$11.407	$14.072	154,247
Subaccount Inception Date May 1, 2003	2008	$14.696	$11.407	180,123
	2007	$14.019	$14.696	234,747
	2006	$13.005	$14.019	264,896
	2005	$12.540	$13.005	321,462
	2004	$11.602	$12.540	420,965
	2003	$10.000	$11.602	302,267

Transamerica Asset Allocation – Growth VP – Service Class	2009	$11.187	$14.313	213,409
Subaccount Inception Date May 1, 2003	2008	$18.803	$11.187	211,114
	2007	$17.705	$18.803	303,059
	2006	$15.551	$17.705	299,276
	2005	$14.069	$15.551	292,421
	2004	$12.507	$14.069	272,594
	2003	$10.000	$12.507	149,984

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$11.693	$14.574	319,053
Subaccount Inception Date May 1, 2003	2008	$16.042	$11.693	419,164
	2007	$15.077	$16.042	540,756
	2006	$13.727	$15.077	601,731
	2005	$12.974	$13.727	648,476
	2004	$11.822	$12.974	676,846
	2003	$10.000	$11.822	524,209

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$11.568	$14.610	393,321
Subaccount Inception Date May 1, 2003	2008	$17.462	$11.568	449,321
	2007	$16.439	$17.462	611,153
	2006	$14.660	$16.439	652,820
	2005	$13.531	$14.660	644,216
	2004	$12.108	$13.531	634,389
	2003	$10.000	$12.108	454,072

Transamerica International Moderate Growth VP – Service Class	2009	$6.957	$8.886	4,299
Subaccount Inception Date May 1, 2006	2008	$11.061	$6.957	4,968
	2007	$10.323	$11.061	12,728
	2006	$10.000	$10.323	3,772

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$13.070	$14.679	26,963
Subaccount Inception Date May 1, 2003	2008	$20.071	$13.070	22,771
	2007	$19.476	$20.071	42,418
	2006	$16.910	$19.476	47,834
	2005	$14.794	$16.910	50,899
	2004	$12.696	$14.794	19,311
	2003	$10.000	$12.696	17,936

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$13.682	$17.973	17,325
Subaccount Inception Date May 1, 2003	2008	$24.092	$13.682	20,459
	2007	$26.205	$24.092	23,256
	2006	$18.697	$26.205	71,362
	2005	$16.726	$18.697	70,520
	2004	$12.783	$16.726	66,127
	2003	$10.000	$12.783	43,417

58

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Service Class	2009	$12.461	$12.792	50,967
Subaccount Inception Date May 1, 2003	2008	$13.232	$12.461	68,758
	2007	$13.493	$13.232	150,285
	2006	$13.332	$13.493	175,055
	2005	$12.890	$13.332	196,810
	2004	$11.978	$12.890	202,696
	2003	$10.000	$11.978	158,359

Transamerica JPMorgan Core Bond VP – Service Class	2009	$11.741	$12.684	56,962
Subaccount Inception Date May 1, 2003	2008	$11.295	$11.741	54,437
	2007	$10.727	$11.295	58,376
	2006	$10.481	$10.727	69,478
	2005	$10.398	$10.481	80,032
	2004	$10.093	$10.398	107,176
	2003	$10.000	$10.093	110,947

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$9.785	$12.497	6,261
Subaccount Inception Date May 1, 2003	2008	$15.858	$9.785	3,103
	2007	$15.395	$15.858	6,318
	2006	$13.559	$15.395	11,174
	2005	$13.304	$13.559	10,060
	2004	$12.168	$13.304	21,163
	2003	$10.000	$12.168	14,125

Transamerica JPMorgan Mid Cap Value VP – Service Class	2009	$11.778	$14.671	6,082
Subaccount Inception Date May 1, 2003	2008	$17.822	$11.778	6,987
	2007	$17.600	$17.822	13,098
	2006	$15.237	$17.600	14,635
	2005	$14.172	$15.237	20,988
	2004	$12.549	$14.172	14,243
	2003	$10.000	$12.549	13,514

Transamerica Focus VP – Service Class(3)	2009	$10.286	$12.960	4,167
Subaccount Inception Date May 1, 2003	2008	$16.412	$10.286	6,889
	2007	$16.493	$16.412	31,020
	2006	$14.117	$16.493	40,836
	2005	$13.770	$14.117	32,282
	2004	$12.804	$13.770	62,633
	2003	$10.000	$12.804	41,529

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$9.532	$13.825	15,388
Subaccount Inception Date May 1, 2003	2008	$12.948	$9.532	2,865
	2007	$12.888	$12.948	33,271
	2006	$11.797	$12.888	38,759
	2005	$11.768	$11.797	44,382
	2004	$10.882	$11.768	4,006
	2003	$10.000	$10.882	2,265

Transamerica MFS International Equity VP – Service Class	2009	$13.132	$17.150	13,857
Subaccount Inception Date May 1, 2003	2008	$20.628	$13.132	16,652
	2007	$19.185	$20.628	32,824
	2006	$15.804	$19.185	29,503
	2005	$14.234	$15.804	24,030
	2004	$12.618	$14.234	21,801
	2003	$10.000	$12.618	15,686

Transamerica Marsico Growth VP – Service Class(5)	2009	$10.089	$12.588	11,460
Subaccount Inception Date May 1, 2003	2008	$17.353	$10.089	11,962
	2007	$14.626	$17.353	14,443
	2006	$14.083	$14.626	13,853
	2005	$13.178	$14.083	36,093
	2004	$11.911	$13.178	16,010
	2003	$10.000	$11.911	8,146

Transamerica Munder Net50 VP – Service Class(6)	2009	$10.553	$17.982	7,083
Subaccount Inception Date May 1, 2003	2008	$18.976	$10.553	7,056
	2007	$16.451	$18.976	18,567
	2006	$16.706	$16.451	20,703
	2005	$15.696	$16.706	32,332
	2004	$13.823	$15.696	49,190
	2003	$10.000	$13.823	30,972

Transamerica Multi Managed Large Cap Core VP – Initial Class(7)
Subaccount Inception Date April 30, 2009	2009	$10.000	$13.141	4,735

59

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class	2009	$11.088	$12.676	64,311
Subaccount Inception Date May 1, 2003	2008	$11.583	$11.088	65,814
	2007	$10.779	$11.583	62,113
	2006	$10.505	$10.779	65,107
	2005	$10.425	$10.505	89,560
	2004	$10.129	$10.425	101,399
	2003	$10.000	$10.129	53,588

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$10.615	$13.122	25,806
Subaccount Inception Date May 1, 2003	2008	$16.845	$10.615	33,467
	2007	$16.551	$16.845	54,636
	2006	$14.117	$16.551	54,713
	2005	$13.770	$14.117	64,084
	2004	$12.171	$13.770	76,172
	2003	$10.000	$12.171	46,667

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$10.933	$14.937	12,648
Subaccount Inception Date May 1, 2003	2008	$17.407	$10.933	13,169
	2007	$16.130	$17.407	27,589
	2006	$15.804	$16.130	30,678
	2005	$14.495	$15.804	47,374
	2004	$13.330	$14.495	43,340
	2003	$10.000	$13.330	42,810

Transamerica Diversified Equity VP – Service Class(6)	2009	$10.403	$13.136	24,465
Subaccount Inception Date May 1, 2003	2008	$18.748	$10.403	28,498
	2007	$16.510	$18.748	28,405
	2006	$14.113	$16.510	23,791
	2005	$13.327	$14.113	10,391
	2004	$12.401	$13.327	14,618
	2003	$10.000	$12.401	6,854

Transamerica Third Avenue Value VP – Service Class	2009	$12.812	$17.022	49,594
Subaccount Inception Date May 1, 2003	2008	$22.095	$12.812	62,169
	2007	$22.163	$22.095	106,098
	2006	$19.381	$22.163	122,091
	2005	$16.565	$19.381	133,854
	2004	$13.472	$16.565	96,971
	2003	$10.000	$13.472	59,958

Transamerica Balanced VP – Service Class(8)	2009	$10.268	$12.771	10,340
Subaccount Inception Date May 1, 2003	2008	$15.419	$10.268	11,628
	2007	$13.771	$15.419	17,141
	2006	$12.823	$13.771	15,120
	2005	$12.045	$12.823	18,582
	2004	$11.571	$12.045	20,474
	2003	$10.000	$11.571	31,846

Transamerica Convertible Securities VP – Service Class	2009	$10.488	$13.587	11,740
Subaccount Inception Date May 1, 2003	2008	$16.856	$10.488	10,563
	2007	$14.429	$16.856	40,836
	2006	$13.204	$14.429	49,546
	2005	$12.912	$13.204	60,422
	2004	$11.001	$12.912	45,698
	2003	$10.000	$11.001	26,363

Transamerica WMC Diversified Growth VP – Service Class(9)	2009	$10.391	$13.229	71,804
Subaccount Inception Date May 1, 2003	2008	$19.548	$10.391	85,639
	2007	$17.057	$19.548	109,821
	2006	$15.935	$17.057	133,549
	2005	$13.876	$15.935	89,809
	2004	$12.153	$13.876	93,285
	2003	$10.000	$12.153	54,052

Transamerica Growth Opportunities VP – Service Class	2009	$12.131	$16.357	19,315
Subaccount Inception Date May 1, 2003	2008	$20.843	$12.131	27,069
	2007	$17.195	$20.843	54,304
	2006	$16.597	$17.195	60,647
	2005	$14.496	$16.597	63,233
	2004	$12.599	$14.496	55,232
	2003	$10.000	$12.599	29,081

60

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$10.806	$10.674	103,132
Subaccount Inception Date May 1, 2003	2008	$10.710	$10.806	200,127
	2007	$10.351	$10.710	61,111
	2006	$10.032	$10.351	46,063
	2005	$9.898	$10.032	58,465
	2004	$9.949	$9.898	69,113
	2003	$10.000	$9.949	110,345

Transamerica Science and Technology VP – Service Class(6)	2009	$9.220	$14.378	2,668
Subaccount Inception Date May 1, 2003	2008	$18.260	$9.220	2,906
	2007	$13.954	$18.260	5,446
	2006	$14.022	$13.954	5,087
	2005	$13.939	$14.022	13,552
	2004	$13.123	$13.939	23,976
	2003	$10.000	$13.123	27,564

Transamerica Small/Mid Cap Value VP – Service Class	2009	$10.618	$14.986	30,909
Subaccount Inception date May 3, 2004	2008	$18.239	$10.618	21,750
	2007	$14.847	$18.239	32,178
	2006	$12.760	$14.847	13,892
	2005	$11.407	$12.760	10,312
	2004	$10.000	$11.407	4,512

Transamerica U.S. Government Securities VP – Service Class	2009	$11.527	$11.863	36,254
Subaccount Inception Date May 1, 2003	2008	$10.866	$11.527	47,219
	2007	$10.401	$10.866	14,081
	2006	$10.219	$10.401	17,932
	2005	$10.146	$10.219	24,898
	2004	$9.984	$10.146	8,509
	2003	$10.000	$9.984	16,531

Transamerica Value Balanced VP – Service Class(8)	2009	$10.645	$12.947	15,121
Subaccount Inception Date May 1, 2003	2008	$15.554	$10.645	21,538
	2007	$14.793	$15.554	31,411
	2006	$13.020	$14.793	27,806
	2005	$12.413	$13.020	40,013
	2004	$11.444	$12.413	42,253
	2003	$10.000	$11.444	32,574

Transamerica Index 50 VP – Service Class	2009	$8.192	$9.428	0
Subaccount Inception Date May 1, 2008	2008	$10.000	$8.192	0

Transamerica Index 75 VP – Service Class	2009	$7.230	$8.795	593
Subaccount Inception Date May 1, 2008	2008	$10.000	$7.230	599

Transamerica Foxhall Emerging Markets/Pacific Rim VP
Subaccount Inception Date November 19, 2009	2009	$0.991	$1.010	4,547

Transamerica Foxhall Global Conservative VP
Subaccount Inception Date November 19, 2009	2009	$0.995	$0.984	0

Transamerica Foxhall Global Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.989	$1.007	4,567

Transamerica Foxhall Global Hard Asset VP
Subaccount Inception Date November 19, 2009	2009	$0.987	$0.986	0

Transamerica Hanlon Balanced VP
Subaccount Inception Date November 19, 2009	2009	$0.998	$1.021	0

Transamerica Hanlon Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.996	$1.022	0

Transamerica Hanlon Growth and Income VP
Subaccount Inception Date November 19, 2009	2009	$0.997	$1.023	0

Transamerica Hanlon Managed Income VP
Subaccount Inception Date November 19, 2009	2009	$1.000	$1.004	36,074

Transamerica Morgan Stanley Mid – Cap Growth VP – Service Class(10)	2009	$9.223	$14.585	12,267
Subaccount Inception Date May 1, 2003	2008	$17.435	$9.223	13,831
	2007	$14.442	$17.435	23,390
	2006	$13.434	$14.442	26,338
	2005	$12.590	$13.434	23,796
	2004	$11.924	$12.590	25,752
	2003	$10.000	$11.924	14,577

ProFund VP Asia 30	2009	$5.680	$8.651	2,924
Subaccount Inception Date September 6, 2007	2008	$11.695	$5.680	2,269
	2007	$10.00	$11.695	5,648

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		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials	2009	$5.339	$8.562	13,220
Subaccount Inception Date September 6, 2007	2008	$11.129	$5.339	5,569
	2007	$10.00	$11.129	13,004

ProFund VP Bull	2009	$7.195	$8.837	14,594
Subaccount Inception Date June 12, 2006	2008	$11.689	$7.195	0
	2007	$11.430	$11.689	2,449
	2006	$10.000	$11.430	11,271

ProFund VP Consumer Services	2009	$6.207	$8.018	111
Subaccount Inception Date September 6, 2007	2008	$9.159	$6.207	124
	2007	$10.00	$9.159	0

ProFund VP Emerging Markets	2009	$5.658	$9.073	26,037
Subaccount Inception Date September 6, 2007	2008	$11.480	$5.658	1,530
	2007	$10.00	$11.480	506

ProFund VP Europe 30	2009	$5.695	$7.441	0
Subaccount Inception Date September 6, 2007	2008	$10.298	$5.695	0
	2007	$10.00	$10.298	11,005

ProFund VP Falling U.S. Dollar	2009	$9.919	$10.121	0
Subaccount Inception Date September 6, 2007	2008	$10.585	$9.919	0
	2007	$10.00	$10.585	0

ProFund VP Financials	2009	$4.223	$4.797	3,947
Subaccount Inception Date September 6, 2007	2008	$8.645	$4.223	9,748
	2007	$10.00	$8.645	0

ProFund VP International	2009	$5.550	$6.833	10,609
Subaccount Inception Date September 6, 2007	2008	$10.108	$5.550	622
	2007	$10.00	$10.108	0

ProFund VP Japan	2009	$5.334	$5.813	0
Subaccount Inception Date September 6, 2007	2008	$9.131	$5.334	0
	2007	$10.00	$9.131	0

ProFund VP Mid-Cap	2009	$5.940	$7.796	2,202
Subaccount Inception Date September 6, 2007	2008	$9.759	$5.940	203
	2007	$10.00	$9.759	0

ProFund VP Money Market	2009	$10.361	$10.237	53,286
Subaccount Inception Date June 12, 2006	2008	$10.404	$10.361	41,923
	2007	$10.152	$10.404	22,862
	2006	$10.000	$10.152	0

ProFund VP NASDAQ-100	2009	$7.529	$11.303	151
Subaccount Inception Date June 12, 2006	2008	$13.254	$7.529	51
	2007	$11.410	$13.254	2,500
	2006	$10.000	$11.410	0

ProFund VP Oil & Gas	2009	$6.797	$7.754	6,576
Subaccount Inception Date September 6, 2007	2008	$10.916	$6.797	7,587
	2007	$10.00	$10.916	5,348

ProFund VP Pharmaceuticals	2009	$7.950	$9.179	2,755
Subaccount Inception Date September 6, 2007	2008	$10.001	$7.950	2,755
	2007	$10.00	$10.001	0

ProFund VP Precious Metals	2009	$8.059	$10.771	8,937
Subaccount Inception Date September 6, 2007	2008	$11.785	$8.059	9,877
	2007	$10.00	$11.785	9,051

ProFund VP Short Emerging Markets	2009	$10.769	$5.454	304
Subaccount Inception Date September 6, 2007	200820	$8.246	$10.769	536
	07	$10.00	$8.246	0

ProFund VP Short International	2009	$13.428	$9.246	643
Subaccount Inception Date September 6, 2007	2008	$9.836	$13.428	330
	2007	$10.00	$9.836	0

ProFund VP Short NASDAQ-100	2009	$14.247	$8.350	6
Subaccount Inception Date September 6, 2007	2008	$9.736	$14.247	273
	2007	$10.00	$9.736	0

ProFund VP Short Small-Cap	2009	$11.124	$7.430	0
Subaccount Inception Date June 12, 2006	2008	$9.077	$11.124	385
	2007	$8.793	$9.077	0
	2006	$10.000	$8.793	0

ProFund VP Small-Cap	2009	$6.915	$8.610	0
Subaccount Inception Date June 12, 2006	2008	$10.839	$6.915	0
	2007	$11.224	$10.839	167
	2006	$10.000	$11.224	0

62

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value	2009	$6.274	$7.461	622
Subaccount Inception Date September 6, 2007	2008	$9.166	$6.274	194
	2007	$10.00	$9.166	0

ProFund VP Telecommunications	2009	$6.182	$6.553	0
Subaccount Inception Date September 6, 2007	2008	$9.545	$6.182	0
	2007	$10.00	$9.545	0

ProFund VP UltraSmall-Cap	2009	$2.962	$4.101	915
Subaccount Inception Date September 6, 2007	2008	$8.870	$2.962	0
	2007	$10.00	$8.870	189

ProFund VP U.S. Government Plus	2009	$16.010	$10.655	559
Subaccount Inception Date September 6, 2007	2008	$10.824	$16.010	4,336
	2007	$10.00	$10.824	0

ProFund VP Utilities	2009	$7.358	$8.047	6,349
Subaccount Inception Date September 6, 2007	2008	$10.750	$7.358	12,249
	2007	$10.00	$10.750	11,982

Access VP High Yield FundSM	2009	$9.711	$11.213	5,636
Subaccount Inception Date September 6, 2007	2008	$10.312	$9.711	9,535
	2007	$10.00	$10.312	0

(1)	Effective on or about November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Effective on or about May 1, 2010, Transamerica T.Rowe Price Equity Income VP will merge into Transamerica BlackRock Large Cap Value VP.
(3)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(4)	Formerly known as Transamerica MFS High Yield VP.
(5)	Effective on or about May 1, 2010, Transamerica Marsico Growth VP will merge into Transamerica Jennison Growth VP. Due to this merger, Transamerica Jennison Growth VP will be added to this product.
(6)	Effective on or about May 1, 2010, Transamerica Munder Net50 VP and Transamerica Science & Technology VP will merge into Transamerica Templeton Global VP. On the same day Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(7)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(8)	Effective on or about May 1, 2010, Transamerica Value Balanced VP will merge into Transamerica Balanced VP.
(9)	Formerly known as Transamerica Equity VP.
(10)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

The Transamerica Jennison Growth VP had not commenced operations as of December 31, 2009 therefore, comparable data is not available.

63

APPENDIX B

If you are purchasing Contract Form Number WL18 (or you are an existing contract owner of Contract Form Number WL18), the information provided in Appendix B hereby amends and/or replaces the corresponding information contained in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY section of the prospectus:

1.	The Annuity Contract

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more.

For an additional charge, you may select a compounding/monthly step-up death benefit. You may also add an Additional Earnings Rider that may provide a supplemental death benefit. You may only add the compounding/monthly step-up benefit and/or the Additional Earnings Rider when you purchase the Contract. See Section 9. Death Benefit, for details concerning these death benefit options. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

If you have already added the Guaranteed Minimum Income Benefit Rider to your Contract, please read your Rider carefully. This rider is no longer available for sale.

5.	Expenses

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.00% annually (1.25% if you select the compounding/monthly step-up death benefit) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

9.	Death Benefit

Under Option A, the death benefit proceeds will be the greatest of:

•	the annuity value as of the death report day, or

•	the excess of (a) the amount of premiums paid as of the death report day, less (b) any amount withdrawn from this Contract to pay for partial surrenders; or

•

the highest annuity value as of any Monthiversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premiums made and decreased for adjusted partial surrenders taken following the date of the Monthiversary on which the highest annuity value occurs.

Under Option B, the death benefit proceeds will be the greatest of:

•	the death benefit proceeds as determined under Option A above; or

•

total premiums paid for this Contract, less any adjusted partial surrenders, accumulated at 6% interest per annum from the date of payment or partial surrender until the earlier of (a) the date of death, or (b) the date of the annuitant’s 90th birthday.

•

the highest annuity value as of any Monthiversary prior to the annuitant’s 90th birthday. The highest annuity value will be increased for premiums made and decreased for adjusted partial surrenders taken following the date of the Monthiversary on which the highest annuity value occurs.

10.	Other Information

•

Compounding/Monthly Step-Up Death Benefit: You may add this feature for an additional charge. You must select this feature on your application. This feature is not available to annuitants age 81 or older on the Contract

64

date. This feature ensures that any death benefit payable on the death of an owner who is the annuitant will be the greater of:

•

Compounding Death Benefit: total premium payments paid for this Contract, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 90th birthday, or

•

Monthly Step-Up Death Benefit: the highest annuity value on any Monthiversary prior to the annuitant’s 90th birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Monthiversary on which the highest annuity value occurs.

•

Additional Earnings Rider: You may add this rider for an additional charge only when you purchase the Contract, if you, a joint owner and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY CONTRACT FEE TABLE section of the prospectus:

Periodic Charges other than Portfolio Expenses

Annual Contract Charge	$30 per Contract year
Special Service Fee	$0 - $25
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Under Standard Death Benefit:
Mortality and Expense Risk Charge(1)	1.00%
Administrative Charge(1)	0.40%
Total Separate Account Annual Expenses	1.40%
With Compounding/Monthly Step-Up Death Benefit Added:
Mortality and Expense Risk Charge(1)	1.25%
Administrative Charge(1)	0.40%
Total Separate Account Annual Expenses	1.65%
Additional Earnings Rider Charge (optional)	0.35%

(1)	These charges are assessed on your assets in each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.00% applies when you have selected the standard death benefit. If you select the compounding/monthly step-up death benefit, then the mortality and expense risk charge will increase to 1.25%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% annually in place of the mortality and expense risk and administrative charges.

Range of Expenses for the Portfolios

Total Annual Portfolio Operating Expenses	Lowest	Highest
Total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses	0.41%	4.23%

Example of Highest Charges(1)	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1253	$2392	$3419	$5982
If the contract is annuitized* at the end of the applicable time period or if you do not surrender your contract.	$623	$1852	$3059	$5982

65

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

For information concerning compensation paid for the sale of the Contracts, see “Sales of the Contracts.”

(1)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.07% that is determined by dividing the total annual Contract charges collected during 2009 by total average net assets attributable to the Contract during 2009. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

1.	THE ANNUITY CONTRACT

The Contract also contains a fixed account. Unless otherwise required by state law, we will limit your allocation or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year.

2.	ANNUITY PAYMENTS (THE INCOME PHASE)

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime; or

•	10 or 20 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 or 20 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

IF:

•	you choose Fixed Installments, Life Income with 10 or 20 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

3.	PURCHASE

Allocation of Premium Payments

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

4.	INVESTMENT CHOICES

ACCESS ONE TRUST(1)

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

PROFUNDS(1)

Managed by ProFund Advisors LLC

ProFund VP Asia 30

66

PROFUNDS(1) – Continued

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP(2)

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP(3)(4)

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP(5)

Transamerica JPMorgan Enhanced Index VP

Subadvised by Jennison Associates LLC(6)

Transamerica Jennison Growth VP(6)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Multi Managed Large Cap Core VP(7)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

67

TRANSAMERICA SERIES TRUST – INITIAL CLASS – Continued

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP(8)

Transamerica Convertible Securities VP

Transamerica Diversified Equity VP(9)

Transamerica Focus VP(10) (11)

Transamerica Growth Opportunities VP

Transamerica Money Market VP

Transamerica Small/Mid Cap Value VP

Transamerica U.S. Government Securities VP

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP(12)

Subadvised by Wellington Management Company, LLP(1 3)

Transamerica WMC Diversified Growth VP(1 3)

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

Transamerica Foxhall Global Hard Asset VP

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

(1)	The ProFunds and Access portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.
(2)	Formerly known as Transamerica MFS High Yield VP and formerly subadvised by MFS Investment Management.
(3)	Effective on or about November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.

(4)	Effective on or about May 1, 2010, Transamerica T.Rowe Price Equity Income VP will merge into Transamerica BlackRock Large Cap Value VP.
(5)	Formerly subadvised by JPMorgan Investment Advisors, Inc.
(6)	Effective on or about May 1, 2010, Transamerica Marsico Growth VP will merge into Transamerica Jennison Growth VP. Due to this merger, Transamerica Jennison Growth VP will be added to this product.
(7)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(8)	Effective on or about May 1, 2010, Transamerica Value Balanced VP will merge into Transamerica Balanced VP.
(9)

Effective on or about May 1, 2010, Transamerica Science & Technology VP and Transamerica Munder Net 50 VP will merge into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.

(10)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(11)	Formerly subadvised by ClearBridge Advisors LLC.
(12)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(1 3 )	Formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

68

The following subaccount is closed to new investment as of December 12, 2005:

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Mid Cap Value VP

The following subaccounts are only available for policies issued before May 1, 2003.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

The Fixed Account

We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 3% per year.

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

5.	EXPENSES

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.00% of the average daily net assets that you have invested in each subaccount. If you add the compounding/monthly step-up death benefit, the mortality and expense risk charge increases to 1.25%.

9.	DEATH BENEFIT

Standard Death Benefit (Option A)

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greatest of:

•	the annuity value of your Contract on the death report day;

•	the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders; or

•

the monthly step-up: On each Monthiversary, a new “stepped-up” death benefit is determined. The stepped-up death benefit is equal to the highest annuity value on any Monthiversary before the annuitant’s 81st birthday, increased for any premium payments you have made and decreased by the adjusted partial surrenders for any partial surrenders we have paid to you, following the Monthiversary on which the highest annuity value occurs.

The standard death benefit proceeds are not payable after the maturity date.

69

Compounding/Monthly Step-Up Death Benefit (Option B)

On the Contract application, you may add the compounding/monthly step-up death benefit to the Contract for an additional charge. This option is not available to annuitants age 81 or older on the Contract date. This death benefit option is only payable during the accumulation period and is not payable after the maturity date. You may not select this option after the Contract has been issued.

If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the compounding/monthly step up death benefit proceeds are the greatest of:

•	the standard death benefit;

•

the compounding death benefit: This benefit equals total premium payments, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 90th birthday; or

•

The monthly step-up death benefit: This benefit equals the highest annuity value on any Monthiversary prior to the annuitant’s 90th birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Monthiversary on which the highest annuity value occurs.

If you select this option, then the mortality and expense risk charge will increase to 1.25%.

Effect of Adjusted Partial Surrender on Certain Death Benefits

When you request a partial surrender, we will reduce certain death benefits under the Contract by an “adjusted partial surrender.” Adjusted partial surrenders will reduce the compounding/monthly step-up death benefit, if selected, and the monthly step-up in the standard death benefit.

A partial surrender will reduce the compounding/monthly step-up death benefit by the amount of the partial surrender times the ratio of:

•	the amount of the compounding and/or monthly step-up death benefit on the same date as, but immediately before the processing of the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the compounding and/or monthly step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the compounding/monthly step-up death benefit is less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Alternate Payment Elections Before the Maturity Date

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the Monthiversary nearest the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

70

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. In order to buy this rider:

•	you must purchase it when we issue the Contract;

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan). and

•	you, a joint owner and the annuitant must be age 75 or younger.

71

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation Conservative VP – Initial Class	2009	$10.601	$13.060	2,337,177
Subaccount Inception Date May 1, 2002	2008	$13.673	$10.601	2,519,671
	2007	$13.065	$13.673	2,428,377
	2006	$12.136	$13.065	2,380,570
	2005	$11.729	$12.136	2,848,654
	2004	$10.869	$11.729	2,772,295
	2003	$8.990	$10.869	2,699,994
	2002	$10.000	$8.990	1,431,241

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$9.228	$11.785	2,464,126
Subaccount Inception Date May 1, 2002	2008	$15.540	$9.228	2,849,910
	2007	$14.661	$15.540	3,394,187
	2006	$12.891	$14.661	3,666,623
	2005	$11.675	$12.891	3,838,605
	2004	$10.396	$11.675	3,668,756
	2003	$8.080	$10.396	3,271,606
	2002	$10.000	$8.080	1,141,782

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$10.510	$13.070	4,403,842
Subaccount Inception Date May 1, 2002	2008	$14.432	$10.510	5,065,555
	2007	$13.590	$14.432	6,503,778
	2006	$12.393	$13.590	6,938,717
	2005	$11.725	$12.393	7,311,040
	2004	$10.702	$11.725	6,908,204
	2003	$8.713	$10.702	6,596,348
	2002	$10.000	$8.713	2,960,437

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$9.996	$12.603	3,658,506
Subaccount Inception Date May 1, 2002	2008	$15.114	$9.996	4,231,945
	2007	$14.251	$15.114	5,611,391
	2006	$12.727	$14.251	6,408,004
	2005	$11.771	$12.727	6,028,387
	2004	$10.540	$11.771	6,056,485
	2003	$8.426	$10.540	5,385,378
	2002	$10.000	$8.426	2,402,764

Transamerica International Moderate Growth VP – Initial Class	2009	$6.930	$8.842	174,908
Subaccount Inception Date May 1, 2006	2008	$11.029	$6.930	203,768
	2007	$10.315	$11.029	219,265
	2006	$10.000	$10.315	96,536

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$12.576	$14.103	628,283
Subaccount Inception Date November 29, 1999	2008	$19.338	$12.576	529,547
	2007	$18.788	$19.338	674,120
	2006	$16.335	$18.788	942,492
	2005	$14.323	$16.335	1,031,377
	2004	$12.305	$14.323	705,146
	2003	$9.639	$12.305	709,871
	2002	$11.423	$9.639	572,432
	2001	$11.826	$11.423	113,496
	2000	$10.421	$11.826	12,417

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$20.957	$27.507	238,001
Subaccount Inception Date November 29, 1999	2008	$36.974	$20.957	276,442
	2007	$40.289	$36.974	360,754
	2006	$28.787	$40.289	604,750
	2005	$25.790	$28.787	517,164
	2004	$19.735	$25.790	565,689
	2003	$14.781	$19.735	500,380
	2002	$14.505	$14.781	297,623
	2001	$13.278	$14.505	38,072
	2000	$10.398	$13.278	9,648

72

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Initial Class	2009	$18.634	$19.100	629,914
Subaccount Inception Date November 29, 1999	2008	$19.841	$18.634	692,681
	2007	$20.266	$19.841	743,930
	2006	$20.049	$20.266	1,006,237
	2005	$19.419	$20.049	1,411,963
	2004	$18.078	$19.419	1,579,063
	2003	$14.489	$18.078	1,554,362
	2002	$14.590	$14.489	1,180,268
	2001	$12.820	$14.590	254,830
	2000	$10.074	$12.820	23,516

Transamerica JPMorgan Core Bond VP – Initial Class	2009	$14.861	$16.021	482,427
Subaccount Inception Date November 29, 1999	2008	$14.308	$14.861	426,816
	2007	$13.601	$14.308	487,746
	2006	$13.305	$13.601	602,563
	2005	$13.222	$13.305	683,514
	2004	$12.860	$13.222	880,520
	2003	$12.537	$12.860	1,088,475
	2002	$11.590	$12.537	994,183
	2001	$10.902	$11.590	238,484
	2000	$9.979	$10.902	22,430

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$8.181	$10.429	96,076
Subaccount Inception Date May 1, 2002	2008	$13.274	$8.181	103,358
	2007	$12.909	$13.274	155,603
	2006	$11.380	$12.909	181,162
	2005	$11.182	$11.380	256,040
	2004	$10.240	$11.182	272,707
	2003	$8.074	$10.240	209,779
	2002	$10.000	$8.074	82,481

Transamerica JPMorgan Mid Cap Value VP – Initial Class	2009	$11.428	$14.212	207,777
Subaccount Inception Date November 29, 1999	2008	$17.309	$11.428	246,515
	2007	$17.111	$17.309	349,162
	2006	$14.836	$17.111	427,796
	2005	$13.817	$14.836	593,118
	2004	$12.260	$13.817	674,449
	2003	$9.484	$12.260	638,680
	2002	$11.047	$9.484	375,487
	2001	$11.692	$11.047	48,400
	2000	$10.510	$11.692	25,081

Transamerica Focus VP – Initial Class(3)	2009	$9.609	$12.091	286,146
Subaccount Inception Date November 29, 1999	2008	$15.350	$9.609	331,681
	2007	$15.445	$15.350	411,088
	2006	$13.243	$15.445	530,299
	2005	$12.935	$13.243	630,204
	2004	$12.050	$12.935	843,274
	2003	$9.064	$12.050	981,325
	2002	$12.240	$9.064	681,049
	2001	$12.189	$12.240	303,708
	2000	$10.459	$12.189	92,443

Transamerica AEGON High Yield Bond VP – Initial Class(4)	2009	$9.436	$13.668	398,013
Subaccount Inception Date May 1, 2003	2008	$12.824	$9.436	82,539
	2007	$12.800	$12.824	107,444
	2006	$11.728	$12.800	185,148
	2005	$11.710	$11.728	147,900
	2004	$10.846	$11.710	86,860
	2003	$10.000	$10.846	37,072

Transamerica MFS International Equity VP – Initial Class	2009	$6.960	$9.084	941,960
Subaccount Inception Date November 29, 1999	2008	$10.934	$6.960	1,253,718
	2007	$10.183	$10.934	1,438,903
	2006	$8.411	$10.183	1,900,372
	2005	$7.579	$8.411	1,375,674
	2004	$6.703	$7.579	1,222,358
	2003	$5.439	$6.703	1,205,665
	2002	$7.015	$5.439	247,627
	2001	$9.316	$7.015	70,637
	2000	$11.124	$9.316	29,298

73

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(5)	2009	$6.252	$7.788	326,365
Subaccount Inception Date November 29, 1999	2008	$10.762	$6.252	495,309
	2007	$9.086	$10.762	494,612
	2006	$8.767	$9.086	590,559
	2005	$8.208	$8.767	752,584
	2004	$7.434	$8.208	715,139
	2003	$5.982	$7.434	685,921
	2002	$8.216	$5.982	580,026
	2001	$9.724	$8.216	76,359
	2000	$10.731	$9.724	28,596

Transamerica Munder Net50 VP – Initial Class(6)	2009	$5.912	$10.050	319,083
Subaccount Inception Date November 29, 1999	2008	$10.643	$5.912	244,716
	2007	$9.244	$10.643	348,971
	2006	$9.398	$9.244	547,161
	2005	$8.841	$9.398	389,481
	2004	$7.793	$8.841	526,014
	2003	$4.755	$7.793	487,054
	2002	$7.850	$4.755	201,192
	2001	$10.701	$7.850	25,645
	2000	$10.891	$10.701	8,950

Transamerica Multi Managed Large Cap Core VP – Initial Class(7) Subaccount Inception Date April 30, 2009	2009	$10.000	$13.126	182,236

Transamerica PIMCO Total Return VP – Initial Class	2009	$11.780	$13.447	716,286
Subaccount Inception Date May 1, 2002	2008	$12.319	$11.780	679,304
	2007	$11.494	$12.319	661,598
	2006	$11.213	$11.494	754,893
	2005	$11.139	$11.213	741,455
	2004	$10.838	$11.139	833,982
	2003	$10.503	$10.838	864,057
	2002	$10.000	$10.503	607,454

Transamerica T. Rowe Price Equity Income VP – Initial Class(2)	2009	$8.695	$10.729	474,044
Subaccount Inception Date November 29, 1999	2008	$13.805	$8.695	465,146
	2007	$13.584	$13.805	655,076
	2006	$11.608	$13.584	614,666
	2005	$11.335	$11.608	755,518
	2004	$10.037	$11.335	867,247
	2003	$8.043	$10.037	623,583
	2002	$10.073	$8.043	374,670
	2001	$10.686	$10.073	146,253
	2000	$9.872	$10.686	24,303

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$7.332	$10.004	469,015
Subaccount Inception Date November 29, 1999	2008	$11.692	$7.332	549,148
	2007	$10.844	$11.692	663,228
	2006	$10.642	$10.844	773,713
	2005	$9.781	$10.642	1,053,873
	2004	$9.010	$9.781	1,175,612
	2003	$6.524	$9.010	1,054,754
	2002	$9.129	$6.524	552,363
	2001	$10.280	$9.129	79,312
	2000	$11.398	$10.280	40,359

Transamerica Diversified Equity VP – Initial Class(6)	2009	$5.541	$6.995	612,829
Subaccount Inception Date November 29, 1999	2008	$10.001	$5.541	730,052
	2007	$8.822	$10.001	959,991
	2006	$7.550	$8.822	861,875
	2005	$7.141	$7.550	1,020,320
	2004	$6.193	$7.141	1,125,307
	2003	$5.108	$6.193	228,256
	2002	$7.020	$5.108	229,432
	2001	$9.250	$7.020	296,873
	2000	$11.387	$9.250	376,015

74

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Third Avenue Value VP – Initial Class	2009	$16.415	$21.781	670,298
Subaccount Inception Date November 29, 1999	2008	$28.356	$16.415	763,519
	2007	$28.484	$28.356	1,002,935
	2006	$24.947	$28.484	1,337,588
	2005	$21.346	$24.947	1,361,667
	2004	$17.389	$21.346	1,280,926
	2003	$12.879	$17.389	1,211,280
	2002	$14.857	$12.879	786,581
	2001	$14.226	$14.857	142,077
	2000	$10.660	$14.226	38,952

Transamerica Balanced VP – Initial Class(8)	2009	$9.739	$12.101	206,282
Subaccount Inception Date May 1, 2002	2008	$14.646	$9.739	166,020
	2007	$13.106	$14.646	467,870
	2006	$12.209	$13.106	488,493
	2005	$11.496	$12.209	273,915
	2004	$10.515	$11.496	333,461
	2003	$9.385	$10.515	320,331
	2002	$10.000	$9.385	302,866

Transamerica Convertible Securities VP – Initial Class	2009	$10.083	$13.024	170,658
Subaccount Inception Date May 1, 2002	2008	$16.237	$10.083	158,563
	2007	$13.914	$16.237	223,414
	2006	$12.754	$13.914	255,244
	2005	$12.481	$12.754	293,105
	2004	$11.212	$12.481	295,560
	2003	$9.217	$11.212	209,841
	2002	$10.000	$9.217	65,195

Transamerica WMC Diversified Growth VP – Initial Class(9)	2009	$9.295	$11.813	1,257,683
Subaccount Inception Date May 1, 2002	2008	$17.500	$9.295	1,480,091
	2007	$15.298	$17.500	1,879,029
	2006	$14.305	$15.298	2,428,769
	2005	$12.479	$14.305	1,327,161
	2004	$10.955	$12.479	1,607,132
	2003	$8.487	$10.955	910,375
	2002	$10.000	$8.487	465,953

Transamerica Growth Opportunities VP – Initial Class	2009	$9.701	$13.061	345,839
Subaccount Inception Date May 1, 2002	2008	$16.688	$9.701	454,294
	2007	$13.783	$16.688	585,646
	2006	$13.331	$13.783	738,611
	2005	$11.660	$13.331	662.068
	2004	$10.165	$11.660	688,804
	2003	$7.876	$10.165	329,858
	2002	$10.000	$7.876	93,609

Transamerica Money Market VP – Initial Class	2009	$11.457	$11.285	1,043,030
Subaccount Inception Date November 29, 1999	2008	$11.374	$11.457	1,789,061
	2007	$11.009	$11.374	1,593,481
	2006	$10.686	$11.009	1,084,650
	2005	$10.559	$10.686	1,129,915
	2004	$10.628	$10.559	938,018
	2003	$10.720	$10.628	1,952,601
	2002	$10.743	$10.720	4,967,538
	2001	$10.504	$10.743	718,980
	2000	$10.046	$10.504	229,542

Transamerica Science and Technology VP – Initial Class(6)	2009	$2.616	$4.060	589,730
Subaccount Inception Date May 1, 2000	2008	$5.173	$2.616	574,409
	2007	$3.961	$5.173	857,219
	2006	$3.987	$3.961	712,726
	2005	$3.971	$3.987	1,224,736
	2004	$3.736	$3.971	1,686,212
	2003	$2.516	$3.736	1,995,594
	2002	$4.134	$2.516	1,098,789
	2001	$6.665	$4.134	405,484
	2000	$10.000	$6.665	43,286

75

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2009	$10.163	$14.318	338,526
Subaccount Inception date October 1, 2004	2008	$17.471	$10.163	419,941
	2007	$14.238	$17.471	421,664
	2006	$12.261	$14.238	510,959
	2005	$10.976	$12.261	507,200
	2004	$10.000	$10.976	156,784

Transamerica U.S. Government Securities VP – Initial Class	2009	$12.091	$12.426	459,002
Subaccount Inception Date May 1, 2002	2008	$11.416	$12.091	690,575
	2007	$10.944	$11.416	186,334
	2006	$10.773	$10.944	179,429
	2005	$10.713	$10.773	234,728
	2004	$10.544	$10.713	273,743
	2003	$10.412	$10.544	324,709
	2002	$10.000	$10.412	228,606

Transamerica Value Balanced VP – Initial Class(8)	2009	$10.652	$12.933	446,770
Subaccount Inception Date January 3, 1995	2008	$15.589	$10.652	660,702
	2007	$14.851	$15.589	632,918
	2006	$13.097	$14.851	785,420
	2005	$12.491	$13.097	895,385
	2004	$11.549	$12.491	1,057,480
	2003	$9.771	$11.549	610,166
	2002	$11.527	$9.771	486,783
	2001	$11.440	$11.527	146,750
	2000	$9.907	$11.440	21,737

Transamerica Morgan Stanley Mid – Cap Growth VP – Initial Class(10)	2009	$4.397	$6.944	717,337
Subaccount Inception Date November 29, 1999	2008	$8.321	$4.397	671,764
	2007	$6.904	$8.321	901,297
	2006	$6.386	$6.904	849,549
	2005	$6.036	$6.386	945,968
	2004	$5.727	$6.036	1,092,270
	2003	$4.543	$5.727	1,191,164
	2002	$6.901	$4.543	1,006,806
	2001	$10.507	$6.901	640,021
	2000	$12.108	$10.507	399,932

Transamerica Index 50 VP – Service Class	2009	$8.170	$9.366	0
Subaccount Inception Date May 1, 2008	2008	$10.000	$8.170	0

Transamerica Index 75 VP – Service Class	2009	$7.210	$8.738	24,300
Subaccount Inception Date May 1, 2008	2008	$10.000	$7.210	0

Transamerica Foxhall Emerging Markets/Pacific Rim VP
Subaccount Inception Date November 19, 2009	2009	$0.991	$1.009	10,025

Transamerica Foxhall Global Conservative VP
Subaccount Inception Date November 19, 2009	2009	$0.995	$0.983	29,237

Transamerica Foxhall Global Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.990	$1.006	464

Transamerica Foxhall Global Hard Asset VP
Subaccount Inception Date November 19, 2009	2009	$0.987	$0.986	47,571

Transamerica Hanlon Balanced VP
Subaccount Inception Date November 19, 2009	2009	$0.998	$1.020	4,040

Transamerica Hanlon Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.996	$1.021	2,704

Transamerica Hanlon Growth and Income VP
Subaccount Inception Date November 19, 2009	2009	$0.997	$1.022	18,572

Transamerica Hanlon Managed Income VP
Subaccount Inception Date November 19, 2009	2009	$1.000	$1.004	116,357

ProFund VP Asia 30	2009	$5.650	$8.572	118,964
Subaccount Inception Date September 6, 2007	2008	$11.680	$5.650	133,168
	2007	$10.00	$11.680	127,202

ProFund VP Basic Materials	2009	$5.311	$8.484	62,053
Subaccount Inception Date September 6, 2007	2008	$11.115	$5.311	77,570
	2007	$10.00	$11.115	66,405

ProFund VP Bull	2009	$7.123	$8.713	49,785
Subaccount Inception Date June 12, 2006	2008	$11.617	$7.123	11,908
	2007	$11.405	$11.617	4,171
	2006	$10.000	$11.405	70,389

76

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services	2009	$6.174	$7.945	0
Subaccount Inception Date September 6, 2007	2008	$9.147	$6.174	63
	2007	$10.00	$9.147	543

ProFund VP Emerging Markets	2009	$5.629	$8.990	250,328
Subaccount Inception Date September 6, 2007	2008	$11.465	$5.629	122,965
	2007	$10.00	$11.465	14,875

ProFund VP Europe 30	2009	$5.665	$7.373	21,252
Subaccount Inception Date September 6, 2007	2008	$10.285	$5.665	14,939
	2007	$10.00	$10.285	28,980

ProFund VP Falling U.S. Dollar	2009	$9.867	$10.029	7,176
Subaccount Inception Date September 6, 2007	2008	$10.571	$9.867	8,743
	2007	$10.00	$10.571	1,138

ProFund VP Financials	2009	$4.201	$4.753	54,467
Subaccount Inception Date September 6, 2007	2008	$8.634	$4.201	39,943
	2007	$10.00	$8.634	521

ProFund VP International	2009	$5.521	$6.770	37,470
Subaccount Inception Date September 6, 2007	2008	$10.095	$5.521	14,818
	2007	$10.00	$10.095	0

ProFund VP Japan	2009	$5.307	$5.760	111
Subaccount Inception Date September 6, 2007	2008	$9.119	$5.307	789
	2007	$10.00	$9.119	0

ProFund VP Mid-Cap	2009	$5.909	$7.725	34,598
Subaccount Inception Date September 6, 2007	2008	$9.747	$5.909	22,289
	2007	$10.00	$9.747	0

ProFund VP Money Market	2009	$10.257	$10.094	414,606
Subaccount Inception Date June 12, 2006	2008	$10.340	$10.257	339,573
	2007	$10.130	$10.340	494,761
	2006	$10.000	$10.130	25,311

ProFund VP NASDAQ-100	2009	$7.453	$11.145	88,470
Subaccount Inception Date June 12, 2006	2008	$13.173	$7.453	13,331
	2007	$11.385	$13.173	14,609
	2006	$10.000	$11.385	7,542

ProFund VP Oil & Gas	2009	$6.762	$7.683	118,904
Subaccount Inception Date September 6, 2007	2008	$10.902	$6.762	139,407
	2007	$10.00	$10.902	47,125

ProFund VP Pharmaceuticals	2009	$7.909	$9.095	11,516
Subaccount Inception Date September 6, 2007	2008	$9.988	$7.909	77,547
	2007	$10.00	$9.988	1,018

ProFund VP Precious Metals	2009	$8.017	$10.673	133,867
Subaccount Inception Date September 6, 2007	2008	$11.770	$8.017	101,666
	2007	$10.00	$11.770	53,231

ProFund VP Short Emerging Markets	2009	$10.712	$5.405	11,825
Subaccount Inception Date September 6, 2007	2008	$8.235	$10.712	20,508
	2007	$10.00	$8.235	0

ProFund VP Short International	2009	$13.358	$9.162	14,371
Subaccount Inception Date September 6, 2007	2008	$9.824	$13.358	28,949
	2007	$10.00	$9.824	0

ProFund VP Short NASDAQ-100	2009	$14.173	$8.274	21,052
Subaccount Inception Date September 6, 2007	2008	$9.724	$14.173	17,739
	2007	$10.00	$9.724	0

ProFund VP Short Small-Cap	2009	$11.012	$7.326	25,301
Subaccount Inception Date June 12, 2006	2008	$9.022	$11.012	34,064
	2007	$8.774	$9.022	4,130
	2006	$10.000	$8.774	3,824

ProFund VP Small-Cap	2009	$6.845	$8.490	27,788
Subaccount Inception Date June 12, 2006	2008	$10.772	$6.845	27,613
	2007	$11.199	$10.772	12,448
	2006	$10.000	$11.199	34,400

ProFund VP Small-Cap Value	2009	$6.242	$7.393	49,563
Subaccount Inception Date September 6, 2007	2008	$9.154	$6.242	6,291
	2007	$10.00	$9.154	0

ProFund VP Telecommunications	2009	$6.150	$6.493	4,458
Subaccount Inception Date September 6, 2007	2008	$9.533	$6.150	10,824
	2007	$10.00	$9.533	703

77

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap	2009	$2.947	$4.063	98,365
Subaccount Inception Date September 6, 2007	2008	$8.859	$2.947	104,946
	2007	$10.00	$8.859	130

ProFund VP U.S. Government Plus	2009	$15.927	$10.557	25,733
Subaccount Inception Date September 6, 2007	2008	$10.811	$15.927	120,590
	2007	$10.00	$10.811	12,196

ProFund VP Utilities	2009	$7.319	$7.973	159,417
Subaccount Inception Date September 6, 2007	2008	$10.736	$7.319	25,743
	2007	$10.00	$10.736	32,264

Access VP High Yield FundSM	2009	$9.661	$11.111	111,285
Subaccount Inception Date September 6, 2007	2008	$10.299	$9.661	143,800
	2007	$10.00	$10.299	0

Fidelity VIP Contrafund® Portfolio – Service Class 2	2009	$8.353	$11.132	395,802
Subaccount Inception Date May 1, 2000	2008	$14.817	$8.353	448,337
	2007	$12.841	$14.817	552,279
	2006	$11.714	$12.841	607,942
	2005	$10.209	$11.714	795,035
	2004	$9.013	$10.209	596,225
	2003	$7.148	$9.013	559,326
	2002	$8.039	$7.148	372,631
	2001	$9.337	$8.039	75,791
	2000	$10.000	$9.337	43,831

Fidelity VIP Equity – Income Portfolio – Service Class 2	2009	$7.981	$10.198	218,932
Subaccount Inception Date May 1, 2000	2008	$14.188	$7.981	234,559
	2007	$14.242	$14.188	344,882
	2006	$12.072	$14.242	399,323
	2005	$11.625	$12.072	395,346
	2004	$10.625	$11.625	511,832
	2003	$8.307	$10.625	565,297
	2002	$10.194	$8.307	458,566
	2001	$10.935	$10.194	120,903
	2000	$10.000	$10.935	10,866

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$4.332	$6.199	93,088
Subaccount Inception Date May 1, 2000	2008	$9.816	$4.332	93,500
	2007	$8.119	$9.816	122,677
	2006	$7.852	$8.119	136,561
	2005	$7.345	$7.852	138,242
	2004	$6.986	$7.345	160,002
	2003	$5.488	$6.986	173,118
	2002	$7.154	$5.488	157,358
	2001	$8.521	$7.154	40,077
	2000	$10.000	$8.521	15,086

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$10.779	$13.311	4,461,289
Subaccount Inception Date May 1, 2002	2008	$13.867	$10.779	5,870,201
	2007	$13.219	$13.867	4,583,355
	2006	$12.507	$13.219	5,034,789
	2005	$11.808	$12.507	5,828,496
	2004	$10.915	$11.808	6,517,814
	2003	$9.005	$10.915	5,841,967
	2002	$10.000	$9.005	2,988,055

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$9.383	$12.012	6,446;434
Subaccount Inception Date May 1, 2002	2008	$15.761	$9.383	7,225,916
	2007	$14.833	$15.761	9,049,661
	2006	$13.009	$14.833	11,307,827
	2005	$11754	$13.009	12,328,154
	2004	$10.439	$11754	12,181,001
	2003	$8.093	$10.439	9,124,299
	2002	$10.00	$8.093	3,146,691

78

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$10.687	$13.322	8,769,429
Subaccount Inception Date May 1, 2002	2008	$14.637	$10.687	10,212,357
	2007	$13.749	$14.637	15,052,020
	2006	$12.507	$13.749	18,260,819
	2005	$11.804	$12.507	21,105,353
	2004	$10.746	$11.804	21,341,134
	2003	$8.727	$10.746	19,088,264
	2002	$10.000	$8.727	8,790,569

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$10.164	$12.846	11,541,479
Subaccount Inception Date May 1, 2002	2008	$15.329	$10.164	13,430,725
	2007	$14.418	$15.329	18,085,015
	2006	$12.844	$14.418	21,377,053
	2005	$11.850	$12.844	22,806,861
	2004	$10.584	$11.850	22,388,762
	2003	$8.440	$10.584	18,300,336
	2002	$10.000	$8.440	9,042,969

Transamerica International Moderate Growth VP – Initial Class	2009	$6.976	$8.923	464,982
Subaccount Inception Date May 1, 2006	2008	$11.075	$6.976	474,118
	2007	$10.333	$11.075	618,174
	2006	$10.000	$10.333	226,525

Transamerica BlackRock Large Cap Value VP – Initial Class(1)(2)	2009	$17.030	$19.145	1,601,623
Subaccount Inception Date May 1, 1996	2008	$26.122	$17.030	1,293,273
	2007	$25.316	$26.122	2,009,292
	2006	$21.956	$25.316	2,817,033
	2005	$19.203	$21.956	3,426,531
	2004	$16.456	$19.203	3,315,051
	2003	$12.859	$16.456	4,030,078
	2002	$15.200	$12.859	4,664,060
	2001	$15.698	$15.200	5,207,255
	2000	$13.820	$15.698	5,063,664

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$16.456	$21.652	1,068,476
Subaccount Inception Date May 1, 1998	2008	$28.960	$16.456	1,207,167
	2007	$31.479	$28.960	1,901,925
	2006	$22.436	$31.479	3,458,947
	2005	$20.050	$22.436	3,840,201
	2004	$15.304	$20.050	4,420,244
	2003	$11.434	$15.304	4,388,984
	2002	$11.192	$11.434	4,593,344
	2001	$10.220	$11.192	2,405,050
	2000	$7.996	$10.220	1,056,274

Transamerica Federated Market Opportunity VP – Initial Class	2009	$28.569	$29.357	1,711,900
Subaccount Inception Date March 1, 1994	2008	$30.345	$28.569	2,073,807
	2007	$30.919	$30.345	2,885,299
	2006	$30.512	$30.919	4,516,150
	2005	$29.480	$30.512	6,378,008
	2004	$27.375	$29.480	7,819,718
	2003	$21.886	$27.375	8,687,045
	2002	$21.982	$21.886	9,403,118
	2001	$19.267	$21.982	7,937,435
	2000	$15.127	$19.267	3,892,691

Transamerica JPMorgan Core Bond VP – Initial Class	2009	$21.033	$22.730	1,710,872
Subaccount Inception Date December 03, 1992	2008	$20.200	$21.033	1,765,933
	2007	$19.154	$20.200	2,194,678
	2006	$18.691	$19.154	3,026,024
	2005	$18.528	$18.691	4,408,034
	2004	$17.976	$18.528	5,799,745
	2003	$17.480	$17.976	7,789,081
	2002	$16.119	$17.480	11,128,051
	2001	$15.125	$16.119	9,620,928
	2000	$13.832	$15.125	5,244,630

79

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$8.318	$10.630	227,794
Subaccount Inception Date May 1, 2002	2008	$13.463	$8.318	264,483
	2007	$13.060	$13.463	331,154
	2006	$11.485	$13.060	440,597
	2005	$11.257	$11.485	658,214
	2004	$10.283	$11.257	745,971
	2003	$8.087	$10.283	443,924
	2002	$10.000	$8.087	293,155

Transamerica JPMorgan Mid Cap Value VP – Initial Class	2009	$11.791	$14.699	701,730
Subaccount Inception Date May 3, 1999	2008	$17.814	$11.791	858,282
	2007	$17.567	$17.814	1,237,756
	2006	$15.194	$17.567	1,797,202
	2005	$14.115	$15.194	2,807,754
	2004	$12.493	$14.115	3,071,429
	2003	$9.640	$12.493	3,200,782
	2002	$11.201	$9.640	3,204,752
	2001	$11.825	$11.201	1,873,567
	2000	$10.620	$11.825	902,381

Transamerica Focus VP – Initial Class(3)	2009	$10.740	$13.548	1,497,738
Subaccount Inception Date May 3, 1999	2008	$17.115	$10.740	1,814,554
	2007	$17.178	$17.115	2,662,028
	2006	$14.693	$17.178	3,814,746
	2005	$14.316	$14.693	5,410,442
	2004	$13.302	$14.316	7,044,334
	2003	$9.981	$13.302	8,431,451
	2002	$13.445	$9.981	9,358,103
	2001	$13.356	$13.445	10,509,975
	2000	$11.449	$13.356	4,108,412

Transamerica AEGON High Yield Bond VP – Initial Class(4)	2009	$9.571	$13.897	742,537
Subaccount Inception Date May 1, 2003	2008	$12.975	$9.571	339,622
	2007	$12.918	$12.975	419,236
	2006	$11.807	$12.918	1,206,639
	2005	$11.759	$11.807	1,273,537
	2004	$10.864	$11.759	817,140
	2003	$10.000	$10.864	842,573

Transamerica MFS International Equity VP – Initial Class	2009	$9.245	$12.097	2,548,529
Subaccount Inception Date January 2, 1997	2008	$14.488	$9.245	3,041,558
	2007	$13.460	$14.488	4,267,649
	2006	$11.090	$13.460	5,817,353
	2005	$9.964	$11.090	5,871,721
	2004	$8.832	$9.964	6,615,253
	2003	$7.149	$8.832	6,818,662
	2002	$9.198	$7.149	2,158,257
	2001	$12.184	$9.198	1,814,753
	2000	$14.536	$12.184	1,768,548

Transamerica Marsico Growth VP – Initial Class(5)	2009	$6.924	$8.648	1,338,351
Subaccount Inception Date May 3, 1999	2008	$11.891	$6.924	1,255,786
	2007	$10.015	$11.891	1,540,856
	2006	$9.638	$10.015	1,973,884
	2005	$9.001	$9.638	2,760,471
	2004	$8.132	$9.001	2,599,341
	2003	$6.527	$8.132	2,979,598
	2002	$8.943	$6.527	2,134,641
	2001	$10.558	$8.943	2,107,889
	2000	$11.640	$10.558	1,148,171

Transamerica Munder Net50 VP – Initial Class(6)	2009	$6.446	$10.986	611,366
Subaccount Inception Date May 3, 1999	2008	$11.577	$6.446	501,586
	2007	$10.031	$11.577	770,032
	2006	$10.172	$10.031	1,070,811
	2005	$9.545	$10.172	1,592,298
	2004	$8.393	$9.545	2,424,273
	2003	$5.108	$8.393	3,041,944
	2002	$8.412	$5.108	1,592,715
	2001	$11.438	$8.412	883,021
	2000	$11.631	$11.438	411,613

Transamerica Multi Managed Large Cap Core VP – Initial Class(7)
Subaccount Inception Date April 30, 2009	2009	$10.000	$13,148	433,065

80

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2009	$11.977	$13.706	2,485,476
Subaccount Inception Date May 1, 2002	2008	$12.494	$11.977	2,062,063
	2007	$11.629	$12.494	1,671,402
	2006	$11.316	$11.629	2,105,599
	2005	$11.214	$11.316	2,788,432
	2004	$10.883	$11.214	2,996,383
	2003	10.521	$10.883	3,564,020
	2002	$10.000	10.521	3,222,374

Transamerica T. Rowe Price Equity Income VP – Initial Class(2)	2009	$8.250	$10.204	1,522,449
Subaccount Inception Date May 3, 1999	2008	$13.066	$8.250	1,797,302
	2007	$12.824	$13.066	2,679,663
	2006	$10.932	$12.824	3,167,787
	2005	$10.648	$10.932	3,898,074
	2004	$9.405	$10.648	3,897,780
	2003	$7.518	$9.405	3,071,835
	2002	$9.392	$7.518	3,078,698
	2001	$9.938	$9.392	2,836,118
	2000	$9.173	$9.938	1,122,878

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$9.011	$12.326	974,497
Subaccount Inception Date May 3, 1999	2008	$14.334	$9.011	967,390
	2007	$13.262	$14.334	1,359,753
	2006	$12.982	$13.262	1,852,828
	2005	$11.902	$12.982	4,035,090
	2004	$10.936	$11.902	3,799,997
	2003	$7.899	$10.936	3,555,552
	2002	$11.026	$7.899	2,382,626
	2001	$12.385	$11.026	1,973,947
	2000	$13.719	$12.385	1,163,345

Transamerica Diversified Equity VP – Initial Class(6)	2009	$23.921	$30.272	1,738,163
Subaccount Inception Date December 3, 1992	2008	$43.066	$23.921	2,061,169
	2007	$37.895	$43.066	2,637,987
	2006	$32.349	$37.895	3,763,011
	2005	$30.524	$32.349	5,455,744
	2004	$28.380	$30.524	7,460,349
	2003	$23.350	$28.380	8,803,516
	2002	$32.011	$23.350	11,483,393
	2001	$42.074	$32.011	15,750,810
	2000	$51.748	$42.074	20,629,370

Transamerica Third Avenue Value VP – Initial Class	2009	$16.483	$21.926	2,190,221
Subaccount Inception Date January 2, 1998	2008	$28.404	$16.483	2,699,050
	2007	$28.462	$28.404	4,020,137
	2006	$24.866	$28.462	5,809,063
	2005	$21.224	$24.866	7,141,447
	2004	$17.245	$21.224	7,389,914
	2003	$12.741	$17.245	7,182,665
	2002	$14.661	$12.741	7,316,937
	2001	$14.004	$14.661	6,522,300
	2000	$10.483	$14.004	4,130,688

Transamerica Balanced VP – Initial Class(8)	2009	$9.902	$12.334	522,122
Subaccount Inception Date May 1, 2002	2008	$14.854	$9.902	537,952
	2007	$13.260	$14.854	930,691
	2006	$12.321	$13.260	1,026,071
	2005	$11.573	$12.321	994,375
	2004	$10.559	$11.573	1,174,368
	2003	$9.401	$10.559	1,218,670
	2002	$10.000	$9.401	1,222,243

Transamerica Convertible Securities VP – Initial Class	2009	$10.252	$13.275	517,560
Subaccount Inception Date May 1, 2002	2008	$16.468	$10.252	438,031
	2007	$14.077	$16.468	659,363
	2006	$12.872	$14.077	811,580
	2005	$12.565	$12.872	943,727
	2004	$11.259	$12.565	1,086,067
	2003	$9.233	$11.259	873,405
	2002	$10.000	$9.233	206,962

81

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP - Initial Class(9)	2009	$9.450	$12.041	10,992,395
Subaccount Inception Date May 1, 2002	2008	$17.749	$9.450	12,811,288
	2007	$15.478	$17.749	16,561,548
	2006	$14.437	$15.478	25,851,207
	2005	$12.563	$14.437	13,672,577
	2004	$11.001	$12.563	17,089,942
	2003	$8.502	$11.001	2,829,041
	2002	$10.000	$8.502	1,701,104

Transamerica Growth Opportunities VP - Initial Class	2009	$9.864	$13.313	1,139,718
Subaccount Inception Date May 1, 2002	2008	$16.926	$9.864	1,286,657
	2007	$13.945	$16.926	1,895,768
	2006	$13.455	$13.945	3,127,296
	2005	$11.739	$13.455	4,060,552
	2004	$10.207	$11.739	4,831,365
	2003	$7.889	$10.207	1,398,371
	2002	$10.000	$7.889	342,370

Transamerica Money Market VP - Initial Class	2009	$14.434	$14.253	3,531,904
Subaccount Inception Date December 3, 1992	2008	$14.294	$14.434	6,188,956
	2007	$13.801	$14.294	3,301,488
	2006	$13.363	$13.801	3,966,551
	2005	$13.172	$13.363	5,662,245
	2004	$13.224	$13.172	6,858,649
	2003	$13.305	$13.224	11,342,685
	2002	$13.300	$13.305	22,772,399
	2001	$12.971	$13.300	22,584,444
	2000	$12.396	$12.971	15,661,242

Transamerica Science & Technology VP - Initial Class(6)	2009	$2.673	$4.159	1,474,128
Subaccount Inception Date May 1, 2000	2008	$5.274	$2.673	1,152,266
	2007	$4.028	$5.274	1,975,072
	2006	$4.044	$4.028	2,071,614
	2005	$4.018	$4.044	3,153,974
	2004	$3.771	$4.018	5,229,954
	2003	$2.533	$3.771	7,365,392
	2002	$4.151	$2.533	5,389,756
	2001	$6.677	$4.151	5,092,957
	2000	$10.000	$6.677	2,786,341

Transamerica Small/Mid Cap Value VP - Initial Class	2009	$10.670	$15.069	1,110,207
Subaccount Inception date May 3, 2004	2008	$18.297	$10.670	1,095,409
	2007	$14.874	$18.297	1,160,433
	2006	$12.777	$14.874	1,052,520
	2005	$11.409	$12.777	1,124,332
	2004	$10.000	$11.409	338,560

Transamerica U.S. Government Securities VP - Initial Class	2009	$12.294	$12.666	755,206
Subaccount Inception Date May 1, 2002	2008	$11.579	$12.294	1,216,630
	2007	$11.072	$11.579	344,790
	2006	$10.872	$11.072	404,997
	2005	$10.784	$10.872	529,899
	2004	$10.588	$10.784	581,204
	2003	$10.430	$10.588	834,983
	2002	$10.000	$10.430	1,091,530

Transamerica Value Balanced VP - Initial Class(8)	2009	$16.767	$20.408	3,099,141
Subaccount Inception Date January 3, 1995	2008	$24.479	$16.767	3,864,359
	2007	$23.261	$24.479	5,195,677
	2006	$20.463	$23.261	7,046,508
	2005	$19.468	$20.463	10,005,043
	2004	$17.954	$19.468	13,174,940
	2003	$15.152	$17.954	7,541,570
	2002	$17.831	$15.152	9,360,804
	2001	$17.649	$17.831	8,056,184
	2000	$15.270	$17.649	7,316,935

82

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10)	2009	$23.301	$36.895	1,524,386
Subaccount Inception Date March 1, 1993	2008	$43.992	$23.301	1,720,471
	2007	$36.408	$43.992	2,232,162
	2006	$33.592	$36.408	3,364,728
	2005	$31.673	$33.592	5,031,502
	2004	$29.979	$31.673	6,800,245
	2003	$23.723	$29.979	8,603,602
	2002	$35.939	$23.723	10,523,277
	2001	$54.586	$35.939	13,224,828
	2000	$62.846	$54.586	16,201,070

Transamerica Index 50 VP – Service Class	2009	$8.183	$9.405	14,478
Subaccount Inception Date May 1, 2008	2008	$10.000	$8.183	22

Transamerica Index 75 VP – Service Class	2009	$7.222	$8.774	176,508
Subaccount Inception Date May 1, 2008	2008	$10.000	$7.222	123,687

Transamerica Foxhall Emerging Markets/Pacific Rim VP
Subaccount Inception Date November 19, 2009	2009	$0.991	$1.009	402,405

Transamerica Foxhall Global Conservative VP
Subaccount Inception Date November 19, 2009	2009	$0.995	$0.984	14,702

Transamerica Foxhall Global Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.990	$1.007	659,409

Transamerica Foxhall Global Hard Asset VP
Subaccount Inception Date November 19, 2009	2009	$0.986	$0.986	356,277

Transamerica Hanlon Balanced VP
Subaccount Inception Date November 19, 2009	2009	$0.998	$1.021	236,826

Transamerica Hanlon Growth VP
Subaccount Inception Date November 19, 2009	2009	$0.996	$1.021	118,129

Transamerica Hanlon Growth and Income VP
Subaccount Inception Date November 19, 2009	2009	$0.997	$1.023	100,005

Transamerica Hanlon Managed Income VP
Subaccount Inception Date November 19, 2009	2009	$1.000	$1.004	1,871,327

ProFund VP Asia 30	2009	$5.669	$8.621	367,162
Subaccount Inception Date September 6, 2007	2008	$11.690	$5.669	152,155
	2007	$10.00	$11.690	107,427

ProFund VP Basic Materials	2009	$5.328	$8.532	359,687
Subaccount Inception Date September 6, 2007	2008	$11.123	$5.328	154,700
	2007	$10.00	$11.123	217,332

ProFund VP Bull	2009	$7.168	$8.790	601,238
Subaccount Inception Date June 12, 2006	2008	$11.662	$7.168	98,082
	2007	$11.421	$11.662	107,154
	2006	$10.000	$11.421	928,230

ProFund VP Consumer Services	2009	$6.194	$7.991	9,284
Subaccount Inception Date September 6, 2007	2008	$9.154	$6.194	5,266
	2007	$10.00	$9.154	0

ProFund VP Emerging Markets	2009	$5.647	$9.042	981,862
Subaccount Inception Date September 6, 2007	2008	$11.474	$5.647	190,791
	2007	$10.00	$11.474	77,440

ProFund VP Europe 30	2009	$5.684	$7.415	37,500
Subaccount Inception Date September 6, 2007	2008	$10.293	$5.684	66,270
	2007	$10.00	$10.293	254,070

ProFund VP Falling U.S. Dollar	2009	$9.899	$10.086	40,388
Subaccount Inception Date September 6, 2007	2008	$10.580	$9.899	29,411
	2007	$10.00	$10.580	3,152

ProFund VP Financials	2009	$4.214	$4.780	285,741
Subaccount Inception Date September 6, 2007	2008	$8.641	$4.214	130,843
	2007	$10.00	$8.641	0

ProFund VP International	2009	$5.539	$6.809	342,327
Subaccount Inception Date September 6, 2007	2008	$10.103	$5.539	40,395
	2007	$10.00	$10.103	3,519

ProFund VP Japan	2009	$5.324	$5.793	8,895
Subaccount Inception Date September 6, 2007	2008	$9.126	$5.324	3,558
	2007	$10.00	$9.126	0

ProFund VP Mid-Cap	2009	$5.929	$7.769	175,183
Subaccount Inception Date September 6, 2007	2008	$9.755	$5.929	46,481
	2007	$10.00	$9.755	0

83

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Money Market	2009	$10.322	$10.183	662,299
Subaccount Inception Date June 12, 2006	2008	$10.380	$10.322	1,574,479
	2007	$10.144	$10.380	1,886,833
	2006	$10.000	$10.144	35,549

ProFund VP NASDAQ-100	2009	$7.500	$11.244	161,621
Subaccount Inception Date June 12, 2006	2008	$13.223	$7.500	60,116
	2007	$11.400	$13.223	82,710
	2006	$10.000	$11.400	240,507

ProFund VP Oil & Gas	2009	$6.784	$7.727	669,089
Subaccount Inception Date September 6, 2007	2008	$10.911	$6.784	309,164
	2007	$10.00	$10.911	97,260

ProFund VP Pharmaceuticals	2009	$7.935	$9.147	58,483
Subaccount Inception Date September 6, 2007	2008	$9.996	$7.935	94,868
	2007	$10.00	$9.996	0

ProFund VP Precious Metals	2009	$8.043	$10.734	365,199
Subaccount Inception Date September 6, 2007	2008	$11.780	$8.043	231,130
	2007	$10.00	$11.780	122,871

ProFund VP Short Emerging Markets	2009	$10.747	$5.436	23,920
Subaccount Inception Date September 6, 2007	2008	$8.242	$10.747	65,279
	2007	$10.00	$8.242	0

ProFund VP Short International	2009	$13.402	$9.214	51,747
Subaccount Inception Date September 6, 2007	2008	$9.831	$13.402	90,765
	2007	$10.00	$9.831	0

ProFund VP Short NASDAQ-100	2009	$14.219	$8.321	23,037
Subaccount Inception Date September 6, 2007	2008	$9.732	$14.219	44,281
	2007	$10.00	$9.732	0

ProFund VP Short Small-Cap	2009	$11.082	$7.391	84,201
Subaccount Inception Date June 12, 2006	2008	$9.056	$11.082	60,402
	2007	$8.786	$9.056	11,950
	2006	$10.000	$8.786	12,535

ProFund VP Small-Cap	2009	$6.889	$8.565	129,744
Subaccount Inception Date June 12, 2006	2008	$10.814	$6.889	114,859
	2007	$11.214	$10.814	88,292
	2006	$10.000	$11.214	520,447

ProFund VP Small-Cap Value	2009	$6.262	$7.436	120,527
Subaccount Inception Date September 6, 2007	2008	$9.161	$6.262	45,872
	2007	$10.00	$9.161	703

ProFund VP Telecommunications	2009	$6.170	$6.530	24,989
Subaccount Inception Date September 6, 2007	2008	$9.541	$6.170	25,813
	2007	$10.00	$9.541	50

ProFund VP UltraSmall-Cap	2009	$2.956	$4.087	175,371
Subaccount Inception Date September 6, 2007	2008	$8.866	$2.956	79,569
	2007	$10.00	$8.866	23,136

ProFund VP U.S. Government Plus	2009	$15.979	$10.618	55,121
Subaccount Inception Date September 6, 2007	2008	$10.819	$15.979	140,797
	2007	$10.00	$10.819	72,279

ProFund VP Utilities	2009	$7.343	$8.019	368,063
Subaccount Inception Date September 6, 2007	2008	$10.745	$7.343	143,559
	2007	$10.00	$10.745	276,532

Access VP High Yield FundSM	2009	$9.692	$11.175	416,799
Subaccount Inception Date September 6, 2007	2008	$10.307	$9.692	467,122
	2007	$10.00	$10.307	1,348

Fidelity VIP Contrafund® Portfolio – Service Class 2	2009	$8.535	$11.403	1,387,429
Subaccount Inception Date May 1, 2000	2008	$15.103	$8.535	1,569,061
	2007	$13.056	$15.103	1,958,288
	2006	$11.882	$13.056	2,599,635
	2005	$10.329	$11.882	3,234,967
	2004	$9.096	$10.329	2,969,700
	2003	$7.195	$9.096	2,899,774
	2002	$8.072	$7.195	2,847,105
	2001	$9.352	$8.072	1,397,660
	2000	$10.000	$9.352	575,608

84

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity – Income Portfolio – Service Class 2	2009	$8.156	$10.447	729,678
Subaccount Inception Date May 1, 2000	2008	$14.462	$8.156	840,532
	2007	$14.482	$14.462	1,140,970
	2006	$12.245	$14.482	1,437,937
	2005	$11.762	$12.245	1,575,184
	2004	$10.723	$11.762	2,093,774
	2003	$8.363	$10.723	2,413,903
	2002	$10.237	$8.363	2,300,628
	2001	$10.954	$10.237	1,742,074
	2000	$10.000	$10.954	251,005

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$4.427	$6.350	325,556
Subaccount Inception Date May 1, 2000	2008	$10.006	$4.427	343,757
	2007	$8.256	$10.006	494,904
	2006	$7.964	$8.256	544,698
	2005	$7.431	$7.964	680,874
	2004	$7.054	$7.431	860,008
	2003	$5.525	$7.054	961,238
	2002	$7.184	$5.525	910,288
	2001	$8.535	$7.184	706,972
	2000	$10.000	$8.535	333,333

(3)	Effective on or about November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(4)	Effective on or about May 1, 2010, Transamerica T.Rowe Price Equity Income VP will merge into Transamerica BlackRock Large Cap Value VP.
(3)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(4)	Formerly known as Transamerica MFS High Yield VP.
(5)	Effective on or about May 1, 2010, Transamerica Marsico Growth VP will merge into Transamerica Jennison Growth VP. Due to this merger, Transamerica Jennison Growth VP will be added to this product.
(6)	Effective on or about May 1, 2010, Transamerica Munder Net50 VP and Transamerica Science & Technology VP will merge into Transamerica Templeton Global VP. On the same day Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(7)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(8)	Effective after close of business April 30, 2010, Transamerica Value Balanced VP will merge into Transamerica Balanced VP.
(9)	Formerly known as Transamerica Equity VP.
(10)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

The Transamerica Jennison Growth VP had not commenced operations as of December 31, 2009 therefore, comparable data is not available.

85

WRL FREEDOM PREMIER®

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated May 1 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier® dated May 1, 2010

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER® VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Premier®, formerly known as WRL Freedom Premier® II variable annuity, offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2010 by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. - 7:00 p.m. Eastern Time), by writing to Western Reserve Life, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2010

AG09301-5/2010

2

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office phone number is 1-800-851-9777.

age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any surrender charge, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years and Contract anniversaries from the Contract date.

death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract and in any optional death benefit rider that you purchased.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received due proof of death.

fixed account	An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

3

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

Funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

Owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

portfolio	A separate investment portfolio of a fund.

premium payments/ premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” or “premium” in this SAI, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

Subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

Surrender	The termination of a Contract at the option of an owner.

4

Valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

Valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

5

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT — GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice to our administrative office. The surviving joint owner will become the sole owner upon the other joint owner’s death. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the cash value.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will

6

remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries “Annuity 2000” (male, female, and unisex if required by law) Mortality Table with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return. Neither expenses actually incurred, other than taxes on the investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments after such payments have commenced.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.

Adjusted Partial Surrender. A partial surrender will reduce the amount of your death benefit proceeds by an amount called the adjusted partial surrender. The reduction depends on the relationship between the death benefit proceeds and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a)	is the amount of the death benefit proceeds prior to the partial surrender; and

(b)	is the annuity value prior to the partial surrender.

7

The following examples describe the effect of surrender on the death benefit proceeds, and annuity value.

EXAMPLE 1 (Assumed Facts for Example)
$75,000	current death benefit proceeds before surrender
$50,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$10,000	surrender charge-free amount
$5,000	excess partial surrender–EPS (amount subject to surrender charge)
$319.15	surrender charge on EPS = 0.06*(5,319.15)
$5,319.15	reduction in annuity value due to excess partial surrender = 5000 + 319.15
$22,978.73	adjusted partial surrender = $15,319.15* (75,000/50,000)
$52,021.27	New death benefit proceeds (after partial surrender) = 75,000 – 22,978.73
$34,680.85	New annuity value (after partial surrender) = 50,000 – 15,319.15

Summary:

Reduction in death benefit proceeds = $22,978.73

Reduction in annuity value               = $15,319.15

NOTE: The death benefit proceeds is reduced more than the annuity value since the death benefit proceeds was greater than the annuity value just prior to the partial surrender.

EXAMPLE 2 (Assumed Facts for Example)
$50,000	current death benefit proceeds before surrender
$75,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$11,250	surrender charge-free amount
$3,750	excess partial surrender–EPS (amount subject to surrender charge)
$239.36	surrender charge on EPS = 0.06*(3,989.36)
$3,989.36	reduction in annuity value due to EPS = 3,750 + 239.36
$15,239.36	adjusted partial surrender = $15,239.36* (75,000/50,000)
$34,760.64	New death benefit proceeds (after partial surrender) = 50,000 – 15,239.36
$59,7860.64	New annuity value (after partial surrender) = 75,000 – 11,250 – 3,989.36

Summary:

Reduction in death benefit proceeds = $15,239.36

Reduction in annuity value               = $15,239.36

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NOTE: The death benefit proceeds and annuity value are reduced by the same amount since the annuity value was higher than the death benefit proceeds just prior to the partial surrender.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

EXAMPLE 1 – Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders (Assumed Facts for Example)
At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 35,000 * 40% = 14,000 or b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or c) MRB = 1,000,000.

EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial surrender (Assumed Facts for Example)
At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Surrender	$50,000.00	Annuity Value before partial surrender (AV)
	$15,000.00	Partial Surrender (PS) (including surrender charges)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial surrender (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 42,000 * 40% = 16,800 or b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or c) MRB = 1,000,000.

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

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If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the sole beneficiary is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•

over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day.

If a beneficiary or joint owner elects to receive the death benefit proceeds under the alternate payment option (1) or (2)(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds during the distribution period. If the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the new beneficiary. If no new beneficiary is named, such payment will be made to the contingent beneficiary if

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named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and the one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the surrender charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual

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state laws. Therefore, the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans, are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1 /2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA) distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

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We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium payments for any tax year on behalf of any individual may not exceed $5,000 for 2010 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; (vii) the entire interest of the owner is non-forfeitable, and (viii) premiums must not be fixed. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during 2010 tax year to be split between 2011 and 2012. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2010 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all

14

information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The

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net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A=$11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B=0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C=0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D=$11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.65% on an annual basis; on a daily basis, this equals .000044838.

Then, the net investment factor =	($11.57 + 0 - 0) - .000044838 = Z = 1.014867443
($11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

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Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where: A =	Annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.

Assume = Z

Then, the annuity unit value is:

$ XYZ = $Q

17

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =        AB

                                                                          $1,000

Where: A =	The annuity value as of the maturity date.

Assume = $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.

Assume = $Y

Then, the first monthly variable annuity payment =     $XY = $Z

                                                                                        1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

                                             B

Where: A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units = $X = Z

                                                            $Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield – The yield quotation set forth in the prospectus for the Transamerica Money Market VP subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield – The effective yield quotation for the Transamerica Money Market VP subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

18

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge – For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period, including the annual Contract charge. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the surrender charge that may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount. The specific surrender charge percentage applicable to a particular surrender depends on the length of time premium payments have been held under the Contract and whether surrenders have been made previously during that Contract year. (See Section 5. Expenses—Surrender Charge of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Transamerica Money Market VP subaccount and the funds are excluded from the calculation of yield. The calculation of yield (which is based on the performance of the Initial Class of shares for the Transamerica Money Market VP of the Transamerica Series Trust that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

The yield on amounts held in the Transamerica Money Market VP subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market VP subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market VP, the types and quality of portfolio securities held by the Transamerica Money Market VP and its operating expenses. Because of the charges and deductions imposed under a Contract, the yield for the Transamerica Money Market VP Subaccount will be lower than the yield for the corresponding money market portfolio.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the Transamerica Money Market VP subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, if a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the Transamerica Money Market VP subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the charge for the optional Additional Earnings Rider. Such fees include the mortality and expense risk charge, the administrative charge and the annual Contract charge (The calculations may also reflect the mortality and expense risk charge for the compounding minimum death benefit rider or annual step-up death benefit rider). The calculations also assume a complete surrender as of the end of the particular period; therefore, the surrender charge is deducted. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract. In addition, the standardized average annual total returns of the WRL subaccounts reflect the performance of the Initial Class of shares for each underlying portfolios for the period from the Subaccount Inception Date to December 31, 2009, adjusted to deduct the 12b-1 fee for the Service Class shares of 0.25%.

19

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the surrender charge under the Contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n - 1

Where:                                                      T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge, the administrative charge, and the annual Contract charge. Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

20

PUBLISHED RATINGS

Western Reserve may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

TCI serves as principal underwriter for the Contracts. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. Sales representatives with these selling firms are appointed as our insurance agents.

During fiscal year 2007, before TCI replaced our affiliate AFSG Securites Corporation (“AFSG”) as principal underwriter for the Contracts, the amount paid to AFSG in connection with all Contracts sold through the separate account was $5,295,190; and during fiscal years 2009, 2008 and 2007, $3,992,695, $12,600,837 and $10,943,499, respectively, were paid to TCI. TCI passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

21

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

WRL holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from WRL’s general account assets. WRL maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by WRL’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of WRL.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

22

FINANCIAL STATEMENTS AND SCHEDULES– STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2009, 2008 and 2007

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2009.

A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, at December 31, 2009 Western Reserve Life Assurance Co. of Ohio changed its accounting for deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in loan-backed and structured securities in accordance with SSAP No. 43R, Loan-backed and structured Securities. As discussed in Note 2 to the financial statements, at December 31, 2008 Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes.

March 31, 2010

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2009	2008
Admitted assets
Cash and invested assets:
Bonds	$781,754	$619,733
Preferred stocks	—	4,545
Common stocks of affiliated entities (cost: 2009 - $22,017 and 2008 - $21,422)	32,187	26,092
Mortgage loans on real estate	12,505	12,754
Home office properties	37,082	37,806
Cash, cash equivalents and short-term investments	149,150	279,506
Policy loans	378,683	411,020
Invested asset receivable	—	25,399
Other invested assets	6,363	8,351

Total cash and invested assets	1,397,724	1,425,206

Net deferred income tax asset	142,940	76,045
Premiums deferred and uncollected	3,480	4,431
Reinsurance receivable	3,374	3,293
Federal income tax recoverable	2,317	75,192
Receivable from parent, subsidiaries and affiliates	18,156	81,614
Investment income due and accrued	8,073	7,577
Cash surrender value of life insurance policies	68,798	66,323
Due from broker	—	104,605
Other admitted assets	11,318	7,954
Separate account assets	7,165,201	6,275,403

Total admitted assets	$8,821,381	$8,127,643

3

	December 31
	2009	2008
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,107,951	$1,113,616
Annuity	608,644	621,785
Accident and health	811	39
Life policy and contract claim reserves	19,998	22,480
Liability for deposit-type contracts	15,141	14,520
Other policyholders’ funds	40	43
Interest maintenance reserve	25,879	19,586
Remittances and items not allocated	24,099	6,916
Transfers from separate accounts due or accrued	(619,014)	(719,097)
Asset valuation reserve	8,484	4,380
Reinsurance in unauthorized companies	15,923	1,174
Funds held under coinsurance and other reinsurance treaties	4,913	121,095
Payable to parent, subsidiaries and affiliates	22,517	65,264
Amounts incurred under modified coinsurance agreements	21,469	35,317
Unearned investment income	9,933	10,551
Disbursement payable - contract termination	—	225,843
Other liabilities	26,246	28,636
Separate account liabilities	7,165,201	6,275,403

Total liabilities	8,458,235	7,847,551

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	46,066	45,322
Paid-in surplus	149,627	149,634
Unassigned surplus	164,953	82,636

Total capital and surplus	363,146	280,092

Total liabilities and capital and surplus	$8,821,381	$8,127,643

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$503,548	$574,562	$583,890
Annuity	151,428	213,833	429,894
Accident and health	1,275	447	—
Net investment income	48,371	71,623	68,832
Amortization of interest maintenance reserve	(83)	(443)	(510)
Commissions and expense allowances on reinsurance ceded	43,776	(11,229)	11,826
Reserve adjustments on reinsurance ceded	(29,698)	1,982,087	10,216
Income from fees associated with investment management, administration and contract guarantees for separate accounts	342,329	113,994	137,410
Income earned on company owned life insurance	2,474	2,367	2,323
Income from administrative service agreement with affiliate	21,446	30,230	38,629
Other	5,754	6,616	6,130

	1,090,620	2,984,087	1,288,640
Benefits and expenses:
Benefits paid or provided for:
Life	82,897	83,678	74,138
Surrender benefits	696,517	1,124,340	1,206,556
Annuity benefits	28,748	46,871	49,912
Other benefits	2,487	1,860	1,564
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(5,665)	57,874	69,337
Annuity	(13,141)	25,756	(40,543)
Accident and health	772	39	—

	792,615	1,340,418	1,360,964
Insurance expenses:
Commissions	122,960	162,635	174,497
General insurance expenses	98,958	110,328	111,553
Taxes, licenses and fees	18,938	17,089	20,455
Net transfers from separate accounts	(124,118)	(540,274)	(576,044)
Initial premium on Modco reinsurance transaction	—	2,006,918	—
Other expenses	571	1,086	947

	117,309	1,757,782	(268,592)

Total benefits and expenses	909,924	3,098,200	1,092,372

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	180,696	(114,113)	196,268
Dividends to policyholders	26	27	27

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	180,670	(114,140)	196,241
Federal income tax (benefit) expense	40,751	(54,644)	61,963

Gain (loss) from operations before net realized capital gains (losses) on investments	139,919	(59,496)	134,278
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(24,264)	368	(2,623)

Net income (loss)	$115,655	$(59,128)	$131,655

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2007	$2,500	$—	$151,781	$312,817	$467,098
Net income	—	—	—	131,655	131,655
Change in net unrealized capital gains and losses, net of tax	—	—	—	638	638
Change in non admitted assets	—	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	—	8,842	8,842
Dividend to stockholder	—	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(522)	—	(522)

Balance at December 31, 2007	2,500	—	151,259	334,944	488,703
Net loss	—	—	—	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	—	—	—	1,738	1,738
Change in non admitted assets	—	—	—	7,856	7,856
Change in asset valuation reserve	—	—	—	2,716	2,716
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,174)	(1,174)
Dividend to stockholder	—	—	—	(200,000)	(200,000)
Change in net deferred income tax asset	—	—	—	(7,619)	(7,619)
Surplus effect of reinsurance transaction	—	—	—	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	—	45,322	—	—	45,322
Correction of interest on taxes	—	—	—	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(1,625)	—	(1,625)

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092
Cumulative effect of changes in accounting principles	—	—	—	(6)	(6)
Net income	—	—	—	115,655	115,655
Change in net unrealized capital gains and losses, net of tax	—	—	—	161	161
Change in non admitted assets	—	—	—	49,263	49,263
Change in asset valuation reserve	—	—	—	(4,104)	(4,104)
Change in liability for reinsurance in unauthorized companies	—	—	—	(14,749)	(14,749)
Dividend to stockholder	—	—	—	(65,000)	(65,000)
Change in net deferred income tax asset	—	—	—	9,428	9,428
Surplus effect of reinsurance transaction	—	—	—	(8,331)	(8,331)
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	(45,322)	—	—	(45,322)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	46,066	—	—	46,066
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(7)	—	(7)

Balance at December 31, 2009	$2,500	$46,066	$149,627	$164,953	$363,146

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Operating activities
Premiums collected, net of reinsurance	$656,731	$789,337	$1,014,138
Net investment income received	50,766	76,682	73,854
Miscellaneous income received	363,740	152,105	204,010
Benefit and loss related payments	(806,244)	(1,243,327)	(1,333,939)
Commissions, expenses paid and aggregate write-ins for deductions	(362,277)	(293,143)	(311,221)
Net transfers to separate accounts and protected cell amounts	224,204	709,586	619,060
Dividends paid to policyholders	(26)	(27)	(27)
Federal and foreign income taxes paid	31,637	(33,143)	(69,082)

Net cash provided by operating activities	158,531	158,070	196,793

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	521,007	331,923	393,160
Mortgage loans on real estate	279	11,740	1,058
Other invested assets	790	—	—
Miscellaneous proceeds	25,645	8,250	7

Total investment proceeds	547,721	351,913	394,225

Costs of investments acquired:
Bonds	(681,228)	(234,428)	(467,479)
Common stocks	(594)	(763)	(758)
Mortgage loans on real estate	(29)	—	—
Real estate	(166)	(122)	(36)
Other invested assets	(1,751)	(669)	(1,335)
Miscellaneous applications	(17,933)	(38)	(4,506)

Total cost of investments acquired	(701,701)	(236,020)	(474,114)
Net decrease (increase) in policy loans	32,337	(176)	(66,063)

Net cost of investments acquired	(669,364)	(236,196)	(540,177)

Net cash provided by (used in) investing activities	(121,643)	115,717	(145,952)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds returned	—	—	(18,791)
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	74	(1,973)	(835)
Dividends to stockholder	(65,000)	(200,000)	(110,000)
Funds held under reinsurance treaty with unauthorized reinsurers	(116,182)	104,554	446
Receivable from parent, subsidiaries and affiliates	63,458	(65,609)	15,574
Payable to parent, subsidiaries and affiliates	(42,747)	27,372	(3,370)
Other cash (applied) provided	(6,847)	95,742	(539)

Net cash used in financing and miscellaneous activities	(167,244)	(39,914)	(117,515)

Net increase (decrease) in cash, cash equivalents and short-term investments	(130,356)	233,873	(66,674)

Cash, cash equivalents and short-term investments:
Beginning of year	279,506	45,633	112,307

End of year	$149,150	$279,506	$45,633

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

external fund managers and internal models. In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes. Prior to 2009, if it was determined that a decline

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally the nonadmitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds. Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock. As a result, effective January 1, 2009, hybrid securities with a carrying value of $4,545 were reclassified from preferred stock to bonds. The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. The Company did not exclude any investment income due and accrued for the year ended December 31, 2009, with respect to such practices. Investment income due and accrued of $6 has been excluded for the year ended December 31, 2008, with respect to such practices.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company received variable contract premiums of $456,377, $732,493 and $910,067, in 2009, 2008 and 2007, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $342,329, $113,994 and $137,410, in 2009, 2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2009, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $7, $1,628 and $832 for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3 and $310 for years ended December 31, 2008 and 2007, respectively. The Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009.

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices. The election of the permitted practice at December 31, 2008 resulted in an increase to surplus of $45,322, which has been reflected as an aggregate write-in for other than special surplus funds. At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009. As a result of this election, surplus increased by a cumulative effect of $46,066 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 13 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities. This statement establishes statutory accounting principles for investments in loan-backed securities and structured securities. The SSAP

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $10 ($6 net of tax), which includes impairments of $4,270 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $4,260, which have been removed from the component of change in net unrealized gains/losses.

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

At December 31, 2008, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%. The Company did not utilize this permitted practice during 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

	2009	2008	2007
Net Income (Loss), State of Ohio Basis	$115,655	$(59,128)	$131,655
State permitted practices (Income)	—	—	—

Net Income (Loss), NAIC SAP	$115,655	$(59,128)	$131,655

Statutory Surplus, State of Ohio Basis	$363,146	$280,092	$488,703
State permitted practices (Surplus)	—	(45,322)	—

Statutory Surplus, NAIC SAP	$363,146	$234,770	$488,703

3. Accounting Changes and Corrections of Errors

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Derivative Financial Instruments: The estimated fair values of interest rate swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amounts of these items are included in the liability section of the balance sheet.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts approximate their fair values.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Receivable from/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2009		2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$122,150	$122,150	$279,506	$279,506
Short-term notes receivable from affiliates	27,000	27,000	—	—
Bonds, other than affiliates	781,754	749,414	619,733	563,150
Preferred stocks, other than affiliates	—	—	4,545	3,580
Mortgage loans on real estate, other than affiliates	12,505	10,128	12,754	11,545
Policy loans	378,683	378,683	411,020	411,020
Receivable from parent, subsidiaries and affiliates	18,156	18,156	81,614	81,614
Separate account assets	7,165,201	7,165,201	6,275,403	6,275,403

Liabilities
Investment contract liabilities	620,245	612,594	632,369	631,698
Deposit-type contracts	15,141	15,141	14,520	14,520
Interest rate swaps	748	748	—	—
Payable to parent, subsidiaries and affiliates	22,517	22,517	65,264	65,264
Separate account annuity liabilities	4,045,708	4,045,708	3,654,589	3,654,589

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or fair value. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Financial assets and liabilities measured at fair value on a recurring basis

The following tables provide information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$124,197	$—	$124,197
Separate Account assets (b)	7,165,201	—	—	7,165,201

Total assets at fair value	$7,165,201	$124,197	$—	$7,289,398

Liabilities:
Derivative liabilities	$—	$748	$—	$748

Total liabilities at fair value	$—	$748	$—	$748

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$271,302	$790	$272,092
Separate Account assets (b)	6,275,403	—	—	6,275,403

Total assets	$6,275,403	$271,302	$790	$6,547,495

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
( b )	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

During 2009 and 2008, the Company reported the following assets in Level 3 on a recurring basis.

Short-term Investments
Balance at January 1, 2009	$790
Net sales	(790)

Balance at December 31, 2009	$—

Total gains/losses included in income attributable to instruments held at the reporting date	$—

Short-term Investments
Balance at January 1, 2008	$2,199
Change in realized gains/losses included in net income	1,409

Balance at December 31, 2008	$790

Total gains/losses included in income attributable to instruments held at the reporting date	$1,409

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

The Company reports certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). As of December 31, 2009 and 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$908	$—	$344	$564	$(5,456)

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$1,692	$—	$—	$1,692	$—

Level 3 Financial Assets

In certain circumstances, the Company will obtain non-binding quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investment is classified as Level 3 due to the lack of transparency into the broker’s valuation process.

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value. Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS). Under this process, the designation for these securities is based on two steps. Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$42,811	$365	$—	$2,784	$40,392
State, municipal and other government	11,425	285	579	7	11,124
Hybrid securities	9,974	723	102	—	10,595
Industrial and miscellaneous	344,063	6,716	1,081	2,540	347,158
Mortgage and other asset-backed securities	373,481	965	31,647	2,654	340,145

	$781,754	$9,054	$33,409	$7,985	$749,414

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$97,307	$30,939	$—	$—	$128,246
State, municipal and other government	4,477	—	661	377	3,439
Industrial and miscellaneous	222,912	779	7,927	12,189	203,575
Mortgage and other asset-backed securities	295,037	1,120	46,570	21,697	227,890

	619,733	32,838	55,158	34,263	563,150
Unaffiliated preferred stocks	4,545	—	832	133	3,580

	$624,278	$32,838	$55,990	$34,396	$566,730

The Company held bonds at December 31, 2009 and 2008 with a carrying value of $1,344 and $2,482 and an amortized cost of $1,520 and $4,553, respectively, that have an NAIC rating of 6 and which are not considered to be other-than-temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 61 and 68 securities with a carrying amount of $157,040 and $202,928 and an unrealized loss of $33,409 and $55,990, with an average price of 78.7 and 72.4 (fair value/amortized cost). Of this portfolio, 81.04% and 88.42% were investment grade with associated unrealized losses of $23,639 and $43,441, respectively.

At December 31, 2009 and 2008, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 63 and 95 securities with a carrying amount of $290,130 and $219,972 and an unrealized loss of $7,985 and $34,396 with an average price of 97.3 and 84.4 (fair value/amortized cost). Of this portfolio, 99.40% and 91.71% were investment grade with associated unrealized losses of $7,808 and $30,889, respectively.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2009 and 2008 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$—	$34,772	$34,772
State, municipal and other government	1,593	810	2,403
Hybrid securities	385	—	385
Industrial and miscellaneous	11,631	167,139	178,770
Mortgage and other asset-backed securities	110,022	79,424	189,446

	$123,631	$282,145	$405,776

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$5	$—	$5
State, municipal and other government	1,240	2,200	3,440
Industrial and miscellaneous	40,345	119,101	159,446
Mortgage and other asset-backed securities	102,537	63,506	166,043

	144,127	184,807	328,934
Unaffiliated preferred stocks	2,811	769	3,580

	$146,938	$185,576	$332,514

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$15,137	$15,267
Due after one year through five years	182,549	184,845
Due after five years through ten years	165,636	162,923
Due after ten years	44,951	46,234

	$408,273	$409,269
Mortgage and other asset-backed securities	373,481	340,145

	$781,754	$749,414

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had a fair value of $61,302 and a carrying value of $72,522, resulting in a gross unrealized loss of $11,220. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit and single borrower mortgages.

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Most of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be impaired as of December 31, 2009.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through asset-backed securities (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it is the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original Nationally Recognized Statistical Rating Organization (NRSRO) rating at issuance of ‘A’ or lower in 2003. Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings at December 31, 2009 are $48,205, $43,240 and $33,365, respectively. At December 31, 2008, the actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings were $66,543, $66,514 and $49,487, respectively.

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Aggregate totals for loan-backed securities with a recognized OTTI during the current reporting period are shown below classified on the basis of the OTTI:

	Amortized Cost Basis Before OTTI	OTTI Recognized Through Income
		Interest	Non-interest	Fair Value
OTTI recognized based on:
Intent to sell	$5,539	$—	$1,739	$3,800

Total OTTI on loan-backed securities	$5,539	$—	$1,739	$3,800

	Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$5,304	$5,153	$151	$5,153	$3,041
4th quarter present value of cash flows expected to be less than the amortized cost basis	5,876	4,121	1,755	4,121	4,035

Aggregate total	$11,180	$9,274	$1,906	$9,274	$7,076

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

CUSIP	Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
35729PPC8	$8,535	$4,352	$4,183	$4,352	$145	3Q 2009	*
225470FJ7	265	261	4	261	150	3Q 2009	*
225470T94	52	50	2	50	25	3Q 2009	*
225470FJ7	261	252	9	252	168	3Q 2009
225470FJ7	243	242	1	242	179	4Q 2009
225470T94	49	42	7	42	30	4Q 2009
225470U27	46	37	9	37	26	4Q 2009

*	The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The unrealized losses of loan-backed securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months

Continuous unrealized loss	$36,617	$2,829
Fair value of security with continuous unrealized loss	110,365	79,988

Detail of net investment income is presented below:

	Year Ended December 31
	2009	2008	2007
Income:
Bonds	$26,167	$36,265	$32,953
Preferred stocks	—	258	264
Common stocks	3,850	8,085	6,160
Mortgage loans on real estate	727	1,705	1,501
Real estate	4,562	4,562	7,243
Policy loans	21,407	23,746	22,127
Cash, cash equivalents and short-term investments	1,283	4,194	9,852
Derivatives	(105)	—	—
Other invested assets	(2,750)	(2,677)	(2,995)
Other	175	2,534	492

Gross investment income	55,316	78,672	77,597
Less investment expenses	6,945	7,049	8,765

Net investment income	$48,371	$71,623	$68,832

Investment expenses include expenses for the occupancy of company-owned property of $3,827, $3,949 and $3,759 during 2009, 2008 and 2007, respectively, as well as depreciation expense on these properties of $890, for each of the last three years.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stocks, excluding maturities, and related gross realized gains and losses were as follows:

	Year Ended December 31
	2009	2008	2007

Proceeds	$515,107	$308,079	$372,675

Gross realized gains	11,744	35,518	2,154
Gross realized losses	(1,798)	(11,977)	(2,426)

Net realized capital gains (losses)	$9,946	$23,541	$(272)

The Company had gross realized losses of $8,814 and $4,739 in 2009 and 2008, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds. The Company did not have gross realized losses in 2007 related to losses recognized on other-than-temporary declines in fair values of bonds.

At December 31, 2009, bonds with an aggregate carrying value of $4,013 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2009	2008	2007

Bonds	$4,488	$23,541	$(272)
Cash, cash equivalents, and short-term investments	4	(1,508)	(1,230)
Derivatives	(22,205)	9,756	(2,240)
Other	146	1	(164)

	(17,567)	31,790	(3,906)
Federal income tax effect	(487)	(12,066)	1,106
Transfer to (from) interest maintenance reserve	(6,210)	(19,356)	177

Net realized capital gains (losses) on investments	$(24,264)	$368	$(2,623)

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company had recorded investments in restructured securities of $740. The capital losses taken as a direct result of restructures in 2009 were $782. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure-related losses and are accounted for as a realized loss, reducing the cost basis of the security involved. The Company did not have any recorded investments in restructured securities at December 31, 2008.

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2009	2008	2007

Bonds	$(7,336)	$(2,070)	$—
Common stocks	5,500	932	638
Derivatives	(748)	—	—
Other invested assets	(130)	—	—

Change in unrealized capital gains (losses)	$(2,714)	$(1,138)	$638

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	December 31
	2009	2008

Unrealized gains	$12,729	$7,229
Unrealized losses	(2,559)	(2,559)

Net unrealized gains	$10,170	$4,670

During 2009 and 2008, the Company did not issue any mortgage loans.

During 2009, 2008 and 2007, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2009, 2008 and 2007, the Company held a mortgage loan loss reserve in the asset valuation reserve of $48, $61 and $233, respectively.

At December 31, 2009, the Company had four LIHTC. The remaining years of unexpired tax credits ranged from two to eleven and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from six to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2010 to 2012 is $1,056. The Company has no contingent equity commitments related to LIHTC beyond the year 2012. There were no impairment losses, write-downs or reclassifications during 2009 related to these credits.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from seven to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491. There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total transferable tax credits by state and in total as of December 31, 2009:

Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$655	$1,223

Total		$655	$1,223

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2010 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting future tax liability based on projected premium, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global future contracts and/or options to hedge the liability option risk associated with these products.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of swaps is represented by the fair value contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2009, the Company does not have any contracts, aggregated at a counterparty level, with a positive fair value. At December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amount to $748.

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company has recorded $(748) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. At December 31, 2008, the Company did not have any derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.

The Company did not recognize any unrealized gains or losses during 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company uses variance swaps to reduce market risk in minimum guarantee equity index contracts arising from mismatches between assets and liabilities. A variance swap is an arrangement whereby two parties (counterparties) enter into an agreement to pay a specified amount upon termination, an amount linked to the underlying index. The final fair value is calculated by using the combination of the value of the underlying at termination, the value of the variance swap at initiation multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract. Periodic interest payments and a final payout upon termination can be made by either party.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2009, the Company had outstanding receive fixed - pay fixed swaps with a notional amount of $5. The Company did not have any outstanding derivative financial instruments at December 31, 2008.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $(22,205), $9,756 and $(2,240) for the years ended December 31, 2009, 2008 and 2007, respectively.

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Open futures contracts at December 31, 2009 and 2008 were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2009
459	S&P 500 March 2010 Futures	$124,886	$125,564

December 31, 2008
913	S&P 500 March 2009 Futures	$203,614	$205,448

6. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2009	2008	2007

Direct premiums	$769,801	$990,717	$1,084,449
Reinsurance assumed - affiliated	3,557	3,730	3,853
Reinsurance ceded - affiliated	(71,735)	(170,903)	(48,572)
Reinsurance ceded - non-affiliated	(45,372)	(34,702)	(25,946)

Net premiums earned	$656,251	$788,842	$1,013,784

The Company received reinsurance recoveries in the amount of $69,659, $40,858 and $37,977 during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $18,173 and $19,752, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $315,335 and $266,490, respectively. As of December 31, 2009 and 2008, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $265,816 and $224,853, respectively.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company would experience no reduction in surplus at December 31, 2009 if all reinsurance agreements were cancelled.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. The Company amortized $8,307 into earnings with a corresponding charge to unassigned surplus during 2009. At December 31, 2009 and 2008, the Company holds collateral in the form of letters of credit of $26,000 and $95,000, respectively, from the assuming company.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to TIRe, an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61. For each of the years ended December 31, 2009, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2009 and 2008 were $77,700 and $131,155, respectively.

7. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Total gross deferred income tax assets	$222,914	$9,193	$232,107	$232,610	$(503)
Statutory valuation allowance adjustment	—	(4,817)	(4,817)	—	(4,817)

Adjusted gross deferred income tax assets	222,914	4,376	227,290	232,610	(5,320)
Total deferred income tax liabilities	27,714	645	28,359	41,169	(12,810)

Net deferred income tax asset	195,200	3,731	198,931	191,441	7,490
Deferred income tax asset nonadmitted	54,382	1,609	55,991	115,396	(59,405)

Net admitted deferred income tax asset	$140,818	$2,122	$142,940	$76,045	$66,895

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	December 31
	2009	2008	Change
Deferred income tax assets
Investments	$9,193	$4,934	$4,259
Nonadmitted assets	7,039	5,587	1,452
Proxy DAC	88,949	92,162	(3,213)
Reserves	115,089	123,324	(8,235)
Other	11,837	6,603	5,234

Total gross deferred income tax assets	232,107	232,610	(503)
Statutory valuation allowance adjustment	4,817	—	4,817

Total adjusted gross deferred income tax assets	227,290	232,610	(5,320)

Deferred income tax assets nonadmitted	55,991	115,396	(59,405)

Total admitted deferred income tax assets	171,299	117,214	54,085

Deferred tax liabilities
§807(f) adjustment	27,686	39,919	(12,233)
Other	673	1,250	(577)

Total deferred tax liabilities	28,359	41,169	(12,810)

Net admitted deferred tax asset	$142,940	$76,045	$66,895

The valuation allowance for deferred tax assets as of December 31, 2009 was $4,817. The Company did not have a valuation allowance for deferred tax assets as of December 31, 2008. The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change

Net deferred income tax asset	$195,200	$3,731	$198,931	$191,441	$7,490

Tax effect of unrealized losses					(2,875)
Prior period adjustment - unrealized losses					(4)

Change in net deferred income tax asset					$4,611

	December 31
	2008	2007
	Total	Total	Change
Net deferred income tax asset	$191,441	$196,184	$(4,743)

Tax effect of unrealized losses			(2,876)

Change in net deferred income tax asset			$(7,619)

Nonadmitted deferred tax assets increased (decreased) $(59,405), $(49,909) and $8,490 for 2009, 2008 and 2007, respectively.

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No.10R is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Admitted under paragraph 10.a.	$88,809	$1,595	$90,404	$30,723	$59,681
Admitted under paragraph 10.b.i.	6,355	114	6,469	—	6,469
Admitted under paragraph 10.b.ii.	—	—	—	—	—
Admitted under paragraph 10.c.	27,714	646	28,360	41,169	(12,809)

Total admitted under paragraph 10.a. - 10.c.	$122,878	$2,355	$125,233	$71,892	$53,341

Admitted under paragraph 10.e.i.	$102,202	$1,830	$104,032
Admitted under paragraph 10.e.ii.a.	—	—	—
Admitted under paragraph 10.e.ii.b.	38,617	290	38,907
Admitted under paragraph 10.e.iii.	27,714	646	28,360

Total admitted under paragraph 10.e.i. - 10.e.iii.	$168,533	$2,766	$171,299

Total increased admitted deferred income tax asset	$45,655	$411	$46,066
Risk-Based Capital Summary:	Under 10.a.-10.c.	Under 10.e.	Change
Admitted deferred income tax assets	$96,874	$142,940	$46,066
Admitted assets	8,775,315	8,821,381	46,066
Statutory surplus	317,080	363,146	46,066
Total adjusted capital	325,565
Authorized control level	44,614

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

At December 31, 2008, as discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. The following charts outline the effect of this permitted practice on the Company’s financial statements:

		3 years		1 year		Change
18 e.	Gross DTAs at Enacted Tax Rate		$232,610		$232,610		$—
	Admitted Gross DTAs (paragraph 10 a.)	$30,723		$30,723		$—
	Admitted Gross DTAs (paragraph 10 b.)	45,322		—		45,322
	Admitted Gross DTAs (paragraph 10 c.)	41,169		41,169		—

	Total Admitted Gross DTAs	117,214	(117,214)	71,892	(71,892)	45,322	(45,322)

	Nonadmitted Gross DTAs		115,396		160,718		(45,322)
	Admitted DTA		117,214		71,892		45,322
	Gross DTL		(41,169)		(41,169)		—

	Net Admitted DTA		$76,045		$30,723		$45,322

18 f.	10 a. - Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						$30,723
	10 b.i. - Gross DTAs, after application of 10a. expected to be realized within one year					$—
	10 b.ii. - 10% of adjusted capital and surplus as shown on most recently filed statement					48,943
	Lesser of 10 b.i. or 10 b.ii.						—
	10 c. - Gross DTAs, after 10a. And 10b. That can be offset against gross DTLs						41,169

	Admitted Gross DTAs						71,892
	Gross DTLs						(41,169)

	Net Admitted DTAs						$30,723

10 d.ii. - If the reporting entity’s financial statements and risk-based capital (RBC) calculated using a DTA as the sum of 10 a., 10 b., 10 c. results in the Company’s risk-based capital level being above the maximum risk-based capital level where an action level could occur as a result of a trend test (i.e., 250% for life entities and 300% for property/casualty entities), then the reporting entity may admit a higher amount as calculated in paragraph 10 e.:

	Total adjusted capital using a DTA in accordance with 10 a., 10 b., and 10 c.						$239,472

	Authorized control level						$44,224

	Total adjusted capital exceeds 250% of authorized control level, therefore DTA in accordance with 10 e. may be admitted.

	10 e.i. - Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						30,723
	10 e.ii. (a) - Gross DTAs, after application of 10 e.i. expected to be realized within three years					$45,322
	10 e.ii. (b) - 15% of adjusted capital and surplus as shown on most recently filed statement					73,414
	Lesser of 10 e.ii. (a) or 10 e.ii. (b)						45,322
	10 e.iii. - Gross DTAs, after 10 e.i. and 10 e.ii. that can be offset against gross DTLs						41,169

	Admitted Gross DTAs						117,214
	Gross DTLs						(41,169)

	Net Admitted DTAs						$76,045

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2009	2008
Current year tax expense (benefit) on operations	$54,657	$(49,932)
Tax credits	(6,609)	(5,370)
Prior year adjustments	(7,297)	658

Tax expense (benefit) on operations	40,751	(54,644)
Current year tax expense on capital gains (losses)	2,158	12,066
Prior year adjustments	(1,671)	—

Tax expense on capital gains (losses)	487	12,066

Current income taxes incurred	$41,238	$(42,578)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2009	2008	2007
Current income taxes incurred	$41,238	$(42,578)	$60,857
Change in deferred income taxes (without tax on unrealized gains and losses)	(4,611)	7,619	(8,842)

Total income tax reported	$36,627	$(34,959)	$52,015

Income before taxes	$163,103	$(82,350)	$192,335
	35%	35%	35%

Expected income tax expense (benefit) at 35% statutory rate	57,086	(28,823)	67,317

Increase (decrease) in actual tax reported resulting from:
a. Dividends received deduction	(7,455)	(7,490)	(8,946)
b. Tax credits	(4,157)	(5,370)	(3,198)
c. Tax adjustment for IMR	29	155	179
d. Surplus adjustment for in-force ceded	(2,916)	1,240	(423)
e. Nondeductible expenses	40	144	91
f. Deferred tax benefit on other items in surplus	(6,504)	2,912	854
g. Provision to return	(3,380)	(2,923)	(452)
h. Life insurer owned life insurance	(866)	(831)	(887)
i. Dividends from certain foreign corporations	349	773	—
j. Statutory valuation allowance adjustment	4,817	—	—
k. Prior year adjustments	(412)	4,643	(2,964)
l. Other	(4)	611	444

Total income tax reported	$36,627	$(34,959)	$52,015

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service.

The Company incurred income taxes during 2009 and 2007 of $51,875 and $57,746, respectively, which will be available for recoupment in the event of future net losses. The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is $1,573 and $773, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,573. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ended December 31, 2009 and 2008 is $61 and $36, respectively. The total interest payable balance as of December 31, 2009 and 2008 is $97 and $36, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	2009		2008
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$28,164	1%	$32,391	1%
At book value less surrender charge of 5% or more	77,072	1	69,724	1
At fair value	4,065,802	84	3,696,287	83

Total with adjustment or at market value	4,171,038	86	3,798,402	85
At book value without adjustment (minimal or no charge or adjustment)	451,008	9	428,383	10
Not subject to discretionary withdrawal	240,679	5	235,131	5

Total annuity reserves and deposit liabilities	4,862,725	100%	4,461,916	100%

Less reinsurance ceded	186,734		165,616

Net annuity reserves and deposit liabilities	$4,675,991		$4,296,300

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$—	$—	$455,704	$455,704

Reserves for accounts with assets at fair value at December 31, 2009	$—	$—	$—	$6,546,186	$6,546,186

Reserves for separate accounts by withdrawal characteristics at December 31, 2009:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	6,546,186	6,546,186
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	6,546,186	6,546,186
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2009	$—	$—	$—	$6,546,186	$6,546,186

52

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$—	$—	$731,603	$731,603

Reserves for accounts with assets at fair value at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	5,556,306	5,556,306
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

53

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2009	2008	2007
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$456,377	$732,493	$910,067
Transfers from separate accounts	579,406	1,274,005	1,484,712

Net transfers from separate accounts	(123,029)	(541,512)	(574,645)
Other reconciling adjustments	(1,089)	1,238	(1,399)

Net transfers as reported in the summary of operations of the Company	$(124,118)	$(540,274)	$(576,044)

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products. It replaces Actuarial Guidelines 34 and 39. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $11,412 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

54

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2009	Guaranteed Minimum Income Benefit	$1,083,879	$155,091	$138,698
2008	Guaranteed Minimum Income Benefit	$990,339	$104,921	$97,859

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2009	Guaranteed Minimum Death Benefit	$3,248,771	$214,376	$181,151
2008	Guaranteed Minimum Death Benefit	$3,074,498	$193,360	$157,384

55

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2009 and 2008, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2009
Ordinary direct renewal business	$2,322	$1,156	$3,478
Ordinary new business	2	—	2

	$2,324	$1,156	$3,480

December 31, 2008
Ordinary direct renewal business	$2,796	$1,625	$4,421
Ordinary new business	9	1	10

	$2,805	$1,626	$4,431

At December 31, 2009 and 2008, the Company had insurance in force aggregating $5,012,732 and $3,644,366 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $28,044 and $22,357 to cover these deficiencies at December 31, 2009 and 2008, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

9. Capital and Surplus

The Company is subject to limitations, imposed by the Ohio Department of Insurance, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2010, without the prior approval of insurance regulatory authorities, is $115,655.

56

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

On December 30, 2009, the Company paid a common stock dividend of $65,000 to its parent Company. Of this amount, $23,400 was considered an ordinary dividend and $41,600 was considered an extraordinary dividend. On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make these dividend payments. The Company paid an ordinary common stock dividend of $110,000 to its parent on December 19, 2007.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,518, $1,444 and $1,829 for 2009, 2008 and 2007, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $736, $793 and $905 for 2009, 2008 and 2007, respectively.

57

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2009, 2008 and 2007 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $201, $143 and $179 for the years ended 2009, 2008 and 2007, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2009, 2008 and 2007, the Company paid $100,948, $95,980 and $106,392, respectively, for such services, which approximates their costs to the affiliates. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $21,446, $30,230 and $38,629 from this agreement during 2009, 2008 and 2007, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2009, 2008 and 2007, the Company received $87,774, $95,867 and $100,815, respectively, for such services, which approximates their cost.

58

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2009, 2008 and 2007, the Company has a net amount of $(4,361), $16,350 and $(21,887), respectively, due (to) from affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2009, 2008 and 2007, the Company paid net interest of $132, $924 and $1,954, respectively, to affiliates.

At December 31, 2009 the Company had a short-term intercompany note receivable of $27,000 from AEGON due by September 29, 2010 at .25% interest. The Company did not hold any short-term intercompany notes receivable at December 31, 2008. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, this note is reported on the balance sheet as a short-term investment.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2009 and 2008, the cash surrender value of these policies was $68,798 and $66,323, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

59

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,330 and $3,337 with no offsetting premium tax benefit at December 31, 2009 and 2008, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $58, $36 and $(22) for 2009, 2008 and 2007, respectively.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security. Cash received is reinvested and is not available for general corporate purposes.

At December 31, 2009, securities in the amount of $31,795 were on loan under securities lending agreements. The collateral the Company received from securities lending was in the form of cash and on open terms. Cash collateral reinvested had a fair value of $32,264 at December 31, 2009. At December 31, 2008, the Company had no securities on loan under securities lending agreements.

The Company has contingent commitments of $1,056 and $1,491 as of December 31, 2009 and 2008, respectively, for LIHTC investments.

60

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2009 and 2008 respectively, the Company pledged assets in the amount of $14,394 and $36,127 to satisfy the requirements of futures trading accounts.

13. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, March 31, 2010, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of March 31, 2010, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2009.

61

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet

Fixed maturities
Bonds:
United States government and government agencies and authorities	$42,811	$40,392	$42,811
States, municipalities and political subdivisions	32,481	32,323	32,481
Foreign governments	11,425	11,124	11,425
Hybrid securities	9,975	10,595	9,975
All other corporate bonds	685,062	654,980	685,062

Total fixed maturities	781,754	749,414	781,754

Mortgage loans on real estate	12,505		12,505
Real estate	37,082		37,082
Policy loans	378,683		378,683
Cash, cash equivalents and short-term investments	122,150		122,150
Other invested assets	6,363		6,363

Total investments	$1,338,537		$1,338,537

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

62

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009
Individual life	$1,091,121	$18,403	$502,238	$30,963	$282,952	$430,307
Group life and health	17,641	513	2,585	474	2,865	3,752
Annuity	608,644	1,082	151,428	16,934	506,798	(316,750)

	$1,717,406	$19,998	$656,251	$48,371	$792,615	$117,309

Year ended December 31, 2008
Individual life	$1,097,394	$20,196	$574,634	$45,656	$370,010	$237,806
Group life and health	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

Year ended December 31, 2007
Individual life	$1,040,192	$14,956	$583,844	$42,731	$304,367	$241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

63

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$105,354,990	$54,257,827	$16,526,779	$67,623,942	24%

Premiums:
Individual life	$586,466	$87,785	$3,557	$502,238	1%
Group life	14,786	12,201	—	2,585	0%
Annuity	168,549	17,121	—	151,428	0%

	$769,801	$117,107	$3,557	$656,251	1%

Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%

	$990,717	$205,605	$3,730	$788,842	0%

Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0%
Annuity	437,105	7,212	—	429,893	0%

	$1,084,449	$74,518	$3,853	$1,013,784	1%

64

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Year Ended December 31, 2009

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the WRL Series Annuity Account

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of WRL Series Annuity Account (the Separate Account) (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica International Moderate Growth VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica Science & Technology VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica Munder Net50 VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Van Kampen Large-Cap Core VP, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP, Transamerica Hanlon Managed Income VP, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP UltraSmall-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, and Fidelity VIP Index 500 Portfolio subaccounts) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising the WRL Series Annuity Account at December 31, 2009, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 21, 2010

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	6,454,405.750	12,778,514.484	18,907,420.309

Cost	$77,306,900	$129,286,799	$195,987,865

Investments in mutual funds, Level 1 quoted prices at net asset value	$80,165,919	$125,198,515	$144,800,010
Receivable for units sold	—	—	—

Total assets	80,165,919	125,198,515	144,800,010

Liabilities
Payable for units redeemed	1,499	540	3,962

	$80,164,420	$125,197,975	$144,796,048

Net Assets:
Deferred annuity contracts terminable by owners	$80,164,420	$125,197,975	$144,796,048

Total net assets	$80,164,420	$125,197,975	$144,796,048

Accumulation units outstanding:
Class A M&E - 1.25%	940,213	1,930,018	2,621,254

Class B M&E - 1.40%	1,710,872	4,461,289	6,446,434

Class C M&E - 1.65%	482,427	2,337,177	2,464,126

Class D M&E - 1.80%	38,822	387,433	152,714

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	56,962	154,247	213,409

Class G M&E - 1.65%	16,460	75,176	48,030

Class H M&E - 1.40%	22,717	54,295	67,664

Class I M&E - 1.80%	3,183	25,181	673

Accumulation unit value:
Class A M&E - 1.25%	$33.698438	$13.464918	$12.150601

Class B M&E - 1.40%	$22.729850	$13.311365	$12.012034

Class C M&E - 1.65%	$16.020535	$13.059927	$11.785076

Class D M&E - 1.80%	$15.818172	$12.911441	$11.650999

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$12.683876	$14.072249	$14.313429

Class G M&E - 1.65%	$12.351733	$13.703719	$13.938526

Class H M&E - 1.40%	$12.558086	$13.932715	$14.171466

Class I M&E - 1.80%	$12.229647	$13.568262	$13.800700

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica International Moderate Growth VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	28,392,022.996	25,326,446.744	914,090.535

Cost	$313,910,451	$267,417,261	$8,563,123

Investments in mutual funds, Level 1 quoted prices at net asset value	$272,763,610	$247,388,881	$7,769,188
Receivable for units sold	—	—	—

Total assets	272,763,610	247,388,881	7,769,188

Liabilities
Payable for units redeemed	1,600	875	85

	$272,762,010	$247,388,006	$7,769,103

Net Assets:
Deferred annuity contracts terminable by owners	$272,762,010	$247,388,006	$7,769,103

Total net assets	$272,762,010	$247,388,006	$7,769,103

Accumulation units outstanding:
Class A M&E - 1.25%	4,910,667	4,357,562	210,943

Class B M&E - 1.40%	11,541,479	8,769,429	464,982

Class C M&E - 1.65%	3,658,506	4,403,842	174,908

Class D M&E - 1.80%	459,378	564,269	11,283

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	393,321	319,053	4,299

Class G M&E - 1.65%	124,002	90,502	49

Class H M&E - 1.40%	74,731	65,231	4,786

Class I M&E - 1.80%	18,840	8,732	100

Accumulation unit value:
Class A M&E - 1.25%	$12.994204	$13.475225	$8.971746

Class B M&E - 1.40%	$12.846013	$13.321511	$8.922881

Class C M&E - 1.65%	$12.603286	$13.069833	$8.842195

Class D M&E - 1.80%	$12.459981	$12.921256	$8.794212

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$14.609593	$14.574047	$8.885794

Class G M&E - 1.65%	$14.226929	$14.192418	$8.757541

Class H M&E - 1.40%	$14.464714	$14.429565	$8.837417

Class I M&E - 1.80%	$14.086318	$14.052136	$8.710002

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	8,525,586.651	4,320,959.497	8,010,997.780

Cost	$67,355,547	$65,387,971	$117,464,867

Investments in mutual funds, Level 1 quoted prices at net asset value	$54,900,390	$45,224,773	$97,391,905
Receivable for units sold	5,486	—	1,328

Total assets	54,905,876	45,224,773	97,393,233

Liabilities
Payable for units redeemed	—	554	—

	$54,905,876	$45,224,219	$97,393,233

Net Assets:
Deferred annuity contracts terminable by owners	$54,905,876	$45,224,219	$97,393,233

Total net assets	$54,905,876	$45,224,219	$97,393,233

Accumulation units outstanding:
Class A M&E - 1.25%	1,148,732	647,961	1,099,078

Class B M&E - 1.40%	2,548,529	1,068,476	1,711,900

Class C M&E - 1.65%	941,960	238,001	629,914

Class D M&E - 1.80%	111,267	17,401	43,285

Class D M&E - 2.50%	941	479	—

Class F M&E - 1.25%	13,857	17,325	50,967

Class G M&E - 1.65%	471	7,744	31,066

Class H M&E - 1.40%	4,448	17,193	16,736

Class I M&E - 1.80%	1,684	1,885	601

Accumulation unit value:
Class A M&E - 1.25%	$12.328194	$22.033509	$30.053930

Class B M&E - 1.40%	$12.097230	$21.651621	$29.356638

Class C M&E - 1.65%	$9.084489	$27.506753	$19.099930

Class D M&E - 1.80%	$8.925083	$27.159403	$18.858677

Class D M&E - 2.50%	$15.667681	$17.450502	$—

Class F M&E - 1.25%	$17.150442	$17.973104	$12.792431

Class G M&E - 1.65%	$16.700931	$17.502277	$12.457323

Class H M&E - 1.40%	$16.979609	$17.794843	$12.665536

Class I M&E - 1.80%	$16.536203	$17.329126	$12.334042

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science & Technology VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,894,351.332	1,646,445.796	537,214.300

Cost	$11,457,996	$22,773,034	$6,953,698

Investments in mutual funds, Level 1 quoted prices at net asset value	$11,807,155	$18,374,172	$5,566,067
Receivable for units sold	312	228	109

Total assets	11,807,467	18,374,400	5,566,176

Liabilities
Payable for units redeemed	—	—	—

	$11,807,467	$18,374,400	$5,566,176

Net Assets:
Deferred annuity contracts terminable by owners	$11,807,467	$18,374,400	$5,566,176

Total net assets	$11,807,467	$18,374,400	$5,566,176

Accumulation units outstanding:
Class A M&E - 1.25%	715,123	318,182	168,530

Class B M&E - 1.40%	1,474,128	701,730	227,794

Class C M&E - 1.65%	589,730	207,777	96,076

Class D M&E - 1.80%	35,856	12,310	18,786

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	2,668	6,082	6,261

Class G M&E - 1.65%	452	460	1,266

Class H M&E - 1.40%	4,819	5,915	490

Class I M&E - 1.80%	515	—	3,082

Accumulation unit value:
Class A M&E - 1.25%	$4.219783	$14.935919	$10.752739

Class B M&E - 1.40%	$4.159415	$14.699065	$10.630040

Class C M&E - 1.65%	$4.060122	$14.211627	$10.429177

Class D M&E - 1.80%	$4.001606	$14.032052	$10.310556

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$14.377652	$14.670650	$12.497483

Class G M&E - 1.65%	$14.000843	$14.286393	$12.170541

Class H M&E - 1.40%	$14.235014	$14.525262	$12.373357

Class I M&E - 1.80%	$13.862580	$14.145065	$12.049781

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Marsico Growth VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,089,181.446	4,899,521.864	2,746,557.614

Cost	$20,346,027	$74,146,474	$18,726,125

Investments in mutual funds, Level 1 quoted prices at net asset value	$19,364,547	$61,051,117	$21,867,393
Receivable for units sold	—	—	—

Total assets	19,364,547	61,051,117	21,867,393

Liabilities
Payable for units redeemed	286	1,175	170

	$19,364,261	$61,049,942	$21,867,223

Net Assets:
Deferred annuity contracts terminable by owners	$19,364,261	$61,049,942	$21,867,223

Total net assets	$19,364,261	$61,049,942	$21,867,223

Accumulation units outstanding:
Class A M&E - 1.25%	553,147	1,022,312	393,186

Class B M&E - 1.40%	1,338,351	1,601,623	742,537

Class C M&E - 1.65%	326,365	628,283	398,013

Class D M&E - 1.80%	17,041	65,249	11,844

Class D M&E - 2.50%	615	—	—

Class F M&E - 1.25%	11,460	26,963	15,388

Class G M&E - 1.65%	5,754	12,039	3,524

Class H M&E - 1.40%	1,104	4,260	8,447

Class I M&E - 1.80%	1,657	839	3,982

Accumulation unit value:
Class A M&E - 1.25%	$8.787066	$19.540434	$14.035881

Class B M&E - 1.40%	$8.647715	$19.144721	$13.897142

Class C M&E - 1.65%	$7.788259	$14.103020	$13.668363

Class D M&E - 1.80%	$7.689811	$13.924700	$13.533255

Class D M&E - 2.50%	$13.845723	$—	$—

Class F M&E - 1.25%	$12.588062	$14.678839	$13.825056

Class G M&E - 1.65%	$12.258327	$14.294390	$13.462753

Class H M&E - 1.40%	$12.463215	$14.533052	$13.687979

Class I M&E - 1.80%	$12.137118	$14.153060	$13.330000

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Munder Net50 VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,681,719.948	5,846,101.109	3,510,874.100

Cost	$13,715,414	$66,557,098	$44,013,523

Investments in mutual funds, Level 1 quoted prices at net asset value	$14,527,526	$65,766,308	$32,580,726
Receivable for units sold	7,758	—	701

Total assets	14,535,284	65,766,308	32,581,427

Liabilities
Payable for units redeemed	—	251	—

	$14,535,284	$65,766,057	$32,581,427

Net Assets:
Deferred annuity contracts terminable by owners	$14,535,284	$65,766,057	$32,581,427

Total net assets	$14,535,284	$65,766,057	$32,581,427

Accumulation units outstanding:
Class A M&E - 1.25%	358,173	1,411,213	618,930

Class B M&E - 1.40%	611,366	2,485,476	1,497,738

Class C M&E - 1.65%	319,083	716,286	286,146

Class D M&E - 1.80%	38,363	90,030	11,512

Class D M&E - 2.50%	955	—	—

Class F M&E - 1.25%	7,083	64,311	4,167

Class G M&E - 1.65%	494	17,692	4,950

Class H M&E - 1.40%	4,324	16,757	4,383

Class I M&E - 1.80%	201	5,222	—

Accumulation unit value:
Class A M&E - 1.25%	$11.164504	$13.863761	$13.766207

Class B M&E - 1.40%	$10.985781	$13.705654	$13.547895

Class C M&E - 1.65%	$10.049806	$13.446747	$12.090932

Class D M&E - 1.80%	$9.922732	$13.293898	$11.938122

Class D M&E - 2.50%	$17.024236	$—	$—

Class F M&E - 1.25%	$17.981831	$12.675710	$12.959741

Class G M&E - 1.65%	$17.510879	$12.343786	$12.620232

Class H M&E - 1.40%	$17.803525	$12.550235	$12.831177

Class I M&E - 1.80%	$17.337758	$12.221762	$12.495733

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Templeton Global VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	3,189,029.608	3,296,578.435	6,728,196.151

Cost	$44,099,159	$28,104,209	$138,112,790

Investments in mutual funds, Level 1 quoted prices at net asset value	$31,895,977	$23,168,917	$117,672,102
Receivable for units sold	—	1,205	—

Total assets	31,895,977	23,170,122	117,672,102

Liabilities
Payable for units redeemed	51	—	47

	$31,895,926	$23,170,122	$117,672,055

Net Assets:
Deferred annuity contracts terminable by owners	$31,895,926	$23,170,122	$117,672,055

Total net assets	$31,895,926	$23,170,122	$117,672,055

Accumulation units outstanding:
Class A M&E - 1.25%	996,035	463,486	1,928,796

Class B M&E - 1.40%	1,522,449	974,497	1,738,163

Class C M&E - 1.65%	474,044	469,015	612,829

Class D M&E - 1.80%	21,799	34,536	53,477

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	25,806	12,648	24,465

Class G M&E - 1.65%	15,063	1,819	6,716

Class H M&E - 1.40%	11,361	5,727	7,916

Class I M&E - 1.80%	2,927	1,387	2,398

Accumulation unit value:
Class A M&E - 1.25%	$10.368842	$12.524830	$31.046700

Class B M&E - 1.40%	$10.204395	$12.325987	$30.272270

Class C M&E - 1.65%	$10.728670	$10.004390	$6.995362

Class D M&E - 1.80%	$10.593133	$9.877827	$6.424894

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$13.122069	$14.937004	$13.135879

Class G M&E - 1.65%	$12.778360	$14.545740	$12.791924

Class H M&E - 1.40%	$12.991907	$14.788848	$13.005553

Class I M&E - 1.80%	$12.651949	$14.401899	$12.665293

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica Convertible Securities VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	9,514,732.148	1,260,346.975	1,409,189.895

Cost	$153,390,749	$14,218,893	$13,325,546

Investments in mutual funds, Level 1 quoted prices at net asset value	$101,992,630	$12,942,239	$11,075,614
Receivable for units sold	8,913	112	353

Total assets	102,001,543	12,942,351	11,075,967

Liabilities
Payable for units redeemed	—	—	—

	$102,001,543	$12,942,351	$11,075,967

Net Assets:
Deferred annuity contracts terminable by owners	$102,001,543	$12,942,351	$11,075,967

Total net assets	$102,001,543	$12,942,351	$11,075,967

Accumulation units outstanding:
Class A M&E - 1.25%	1,626,268	284,359	125,400

Class B M&E - 1.40%	2,190,221	522,122	517,560

Class C M&E - 1.65%	670,298	206,282	170,658

Class D M&E - 1.80%	54,499	22,125	4,399

Class D M&E - 2.50%	1,053	—	—

Class F M&E - 1.25%	49,594	10,340	11,740

Class G M&E - 1.65%	38,023	2,716	449

Class H M&E - 1.40%	21,875	1,966	5,723

Class I M&E - 1.80%	2,751	281	—

Accumulation unit value:
Class A M&E - 1.25%	$22.322991	$12.476154	$13.427771

Class B M&E - 1.40%	$21.925719	$12.333687	$13.274611

Class C M&E - 1.65%	$21.780624	$12.100550	$13.023839

Class D M&E - 1.80%	$21.505319	$11.962959	$12.875785

Class D M&E - 2.50%	$15.593406	$—	$—

Class F M&E - 1.25%	$17.021846	$12.771321	$13.586951

Class G M&E - 1.65%	$16.576051	$12.436934	$13.231079

Class H M&E - 1.40%	$16.853068	$12.644671	$13.452366

Class I M&E - 1.80%	$16.412182	$12.313855	$13.100366

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Equity VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	16,183,595.498	3,163,316.426	95,662,471.180

Cost	$408,973,937	$41,917,275	$95,662,472

Investments in mutual funds, Level 1 quoted prices at net asset value	$310,384,665	$33,396,332	$95,662,472
Receivable for units sold	—	1,059	1,178

Total assets	310,384,665	33,397,391	95,663,650

Liabilities
Payable for units redeemed	5,394	—	—

	$310,379,271	$33,397,391	$95,663,650

Net Assets:
Deferred annuity contracts terminable by owners	$310,379,271	$33,397,391	$95,663,650

Total net assets	$310,379,271	$33,397,391	$95,663,650

Accumulation units outstanding:
Class A M&E - 1.25%	13,115,166	945,674	1,744,094

Class B M&E - 1.40%	10,992,395	1,139,718	3,531,904

Class C M&E - 1.65%	1,257,683	345,839	1,043,030

Class D M&E - 1.80%	149,623	23,064	178,257

Class D M&E - 2.50%	521	610	—

Class F M&E - 1.25%	71,804	19,315	103,132

Class G M&E - 1.65%	18,127	10,609	8,472

Class H M&E - 1.40%	34,471	7,339	5,623

Class I M&E - 1.80%	2,661	3,888	3,113

Accumulation unit value:
Class A M&E - 1.25%	$12.179883	$13.466494	$17.365420

Class B M&E - 1.40%	$12.040781	$13.313057	$14.252712

Class C M&E - 1.65%	$11.813248	$13.061273	$11.285354

Class D M&E - 1.80%	$11.678878	$12.912769	$11.142371

Class D M&E - 2.50%	$14.423491	$15.322782	$—

Class F M&E - 1.25%	$13.228503	$16.356943	$10.673940

Class G M&E - 1.65%	$12.882001	$15.928521	$10.394804

Class H M&E - 1.40%	$13.097319	$16.194701	$10.568102

Class I M&E - 1.80%	$12.754710	$15.770999	$10.291858

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Small/Mid Cap Value VP	Transamerica U.S. Government Securities VP	Transamerica Value Balanced VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,954,113.379	1,726,880.158	11,789,831.287

Cost	$35,197,418	$21,324,999	$148,066,284

Investments in mutual funds, Level 1 quoted prices at net asset value	$31,533,762	$22,271,396	$119,913,644
Receivable for units sold	5,392	—	1,113

Total assets	31,539,154	22,271,396	119,914,757

Liabilities
Payable for units redeemed	—	119	—

	$31,539,154	$22,271,277	$119,914,757

Net Assets:
Deferred annuity contracts terminable by owners	$31,539,154	$22,271,277	$119,914,757

Total net assets	$31,539,154	$22,271,277	$119,914,757

Accumulation units outstanding:
Class A M&E - 1.25%	606,656	436,120	2,395,333

Class B M&E - 1.40%	1,110,207	755,206	3,099,141

Class C M&E - 1.65%	338,526	459,002	446,770

Class D M&E - 1.80%	27,377	54,712	45,185

Class D M&E - 2.50%	656	—	—

Class F M&E - 1.25%	30,909	36,254	15,121

Class G M&E - 1.65%	4,681	11,989	3,615

Class H M&E - 1.40%	10,246	6,820	5,751

Class I M&E - 1.80%	626	8,248	—

Accumulation unit value:
Class A M&E - 1.25%	$14.620028	$12.811585	$20.872107

Class B M&E - 1.40%	$15.069250	$12.665517	$20.408477

Class C M&E - 1.65%	$14.318318	$12.426243	$12.933269

Class D M&E - 1.80%	$14.206974	$12.284987	$12.772183

Class D M&E - 2.50%	$16.219935	$—	$—

Class F M&E - 1.25%	$14.986355	$11.862868	$12.946921

Class G M&E - 1.65%	$14.652754	$11.552181	$12.607829

Class H M&E - 1.40%	$14.860204	$11.745095	$12.818525

Class I M&E - 1.80%	$14.529840	$11.437996	$12.483179

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,512,535.666	16,395.685	234,920.065

Cost	$149,462,381	$139,594	$2,041,277

Investments in mutual funds, Level 1 quoted prices at net asset value	$120,277,636	$157,399	$2,102,535
Receivable for units sold	—	—	444

Total assets	120,277,636	157,399	2,102,979

Liabilities
Payable for units redeemed	2,620	—	—

	$120,275,016	$157,399	$2,102,979

Net Assets:
Deferred annuity contracts terminable by owners	$120,275,016	$157,399	$2,102,979

Total net assets	$120,275,016	$157,399	$2,102,979

Accumulation units outstanding:
Class A M&E - 1.25%	1,529,167	2,253	38,293

Class B M&E - 1.40%	1,524,386	14,478	176,508

Class C M&E - 1.65%	717,337	—	24,300

Class D M&E - 1.80%	113,859	—	—

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	12,267	—	593

Class G M&E - 1.65%	378	—	—

Class H M&E - 1.40%	8,711	—	—

Class I M&E - 1.80%	8,007	—	—

Accumulation unit value:
Class A M&E - 1.25%	$37.829327	$9.427825	$8.795471

Class B M&E - 1.40%	$36.895352	$9.404541	$8.773736

Class C M&E - 1.65%	$6.944457	$9.365965	$8.737734

Class D M&E - 1.80%	$6.856564	$9.342937	$8.716238

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$14.584815	$9.427825	$8.795471

Class G M&E - 1.65%	$14.202767	$9.365965	$8.737734

Class H M&E - 1.40%	$14.440158	$9.404541	$8.773736

Class I M&E - 1.80%	$14.062304	$9.342937	$8.716238

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Large-Cap Core VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	983,204.593	38,774.179	64,731.543

Cost	$10,029,878	$391,799	$701,178

Investments in mutual funds, Level 1 quoted prices at net asset value	$12,901,442	$390,844	$708,163
Receivable for units sold	—	—	—

Total assets	12,901,442	390,844	708,163

Liabilities
Payable for units redeemed	500	—	—

	$12,900,942	$390,844	$708,163

Net Assets:
Deferred annuity contracts terminable by owners	$12,900,942	$390,844	$708,163

Total net assets	$12,900,942	$390,844	$708,163

Accumulation units outstanding:
Class A M&E - 1.25%	347,401	353,318	284,518

Class B M&E - 1.40%	433,065	14,702	402,405

Class C M&E - 1.65%	182,236	29,237	10,025

Class D M&E - 1.80%	10,885	—	—

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	4,735	—	4,547

Class G M&E - 1.65%	1,549	—	—

Class H M&E - 1.40%	1,337	—	—

Class I M&E - 1.80%	—	—	—

Accumulation unit value:
Class A M&E - 1.25%	$13.160972	$0.983896	$1.009615

Class B M&E - 1.40%	$13.147936	$0.983725	$1.009438

Class C M&E - 1.65%	$13.126276	$0.983439	$1.009144

Class D M&E - 1.80%	$13.113319	$—	$—

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$13.141357	$0.983896	$1.009615

Class G M&E - 1.65%	$13.106858	$0.983439	$1.009144

Class H M&E - 1.40%	$13.128390	$—	$—

Class I M&E - 1.80%	$13.093979	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Transamerica Hanlon Balanced VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	65,667.762	54,340.014	44,503.240

Cost	$714,698	$560,787	$497,304

Investments in mutual funds, Level 1 quoted prices at net asset value	$723,002	$561,332	$506,447
Receivable for units sold	—	—	—

Total assets	723,002	561,332	506,447

Liabilities
Payable for units redeemed	1	—	—

	$723,001	$561,332	$506,447

Net Assets:
Deferred annuity contracts terminable by owners	$723,001	$561,332	$506,447

Total net assets	$723,001	$561,332	$506,447

Accumulation units outstanding:
Class A M&E - 1.25%	53,815	165,466	255,223

Class B M&E - 1.40%	659,409	356,277	236,826

Class C M&E - 1.65%	464	47,571	4,040

Class D M&E - 1.80%	—	—	—

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	4,567	—	—

Class G M&E - 1.65%	—	—	—

Class H M&E - 1.40%	—	—	—

Class I M&E - 1.80%	—	—	—

Accumulation unit value:
Class A M&E - 1.25%	$1.006769	$0.986128	$1.020966

Class B M&E - 1.40%	$1.006592	$0.985954	$1.020793

Class C M&E - 1.65%	$1.006302	$0.985671	$1.020496

Class D M&E - 1.80%	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$1.006769	$0.986128	$1.020966

Class G M&E - 1.65%	$1.006302	$0.985671	$1.020496

Class H M&E - 1.40%	$—	$—	$—

Class I M&E - 1.80%	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Growth VP	Transamerica Hanlon Growth and Income VP	Transamerica Hanlon Managed Income VP
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	14,158.190	29,803.206	249,346.113

Cost	$160,659	$335,393	$2,757,970

Investments in mutual funds, Level 1 quoted prices at net asset value	$162,819	$340,353	$2,762,755
Receivable for units sold	—	—	4

Total assets	162,819	340,353	2,762,759

Liabilities
Payable for units redeemed	—	—	—

	$162,819	$340,353	$2,762,759

Net Assets:
Deferred annuity contracts terminable by owners	$162,819	$340,353	$2,762,759

Total net assets	$162,819	$340,353	$2,762,759

Accumulation units outstanding:
Class A M&E - 1.25%	38,560	214,242	728,437

Class B M&E - 1.40%	118,129	100,005	1,871,327

Class C M&E - 1.65%	2,704	18,572	116,357

Class D M&E - 1.80%	—	—	—

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	—	—	36,074

Class G M&E - 1.65%	—	—	—

Class H M&E - 1.40%	—	—	—

Class I M&E - 1.80%	—	—	—

Accumulation unit value:
Class A M&E - 1.25%	$1.021637	$1.022718	$1.003976

Class B M&E - 1.40%	$1.021459	$1.022540	$1.003803

Class C M&E - 1.65%	$1.021163	$1.022242	$1.003508

Class D M&E - 1.80%	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$1.021637	$1.022718	$1.003976

Class G M&E - 1.65%	$1.021163	$1.022242	$1.003508

Class H M&E - 1.40%	$—	$—	$—

Class I M&E - 1.80%	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Bull	ProFund VP Money Market	ProFund VP NASDAQ- 100
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	329,029.188	18,791,264.070	217,157.516

Cost	$7,380,105	$18,791,264	$3,269,926

Investments in mutual funds, Level 1 quoted prices at net asset value	$7,695,993	$18,791,264	$3,535,324
Receivable for units sold	58	488	1,367

Total assets	7,696,051	18,791,752	3,536,691

Liabilities
Payable for units redeemed	—	—	—

	$7,696,051	$18,791,752	$3,536,691

Net Assets:
Deferred annuity contracts terminable by owners	$7,696,051	$18,791,752	$3,536,691

Total net assets	$7,696,051	$18,791,752	$3,536,691

Accumulation units outstanding:
Class A M&E - 1.25%	174,428	516,322	61,512

Class B M&E - 1.40%	601,238	662,299	161,621

Class C M&E - 1.65%	49,785	414,606	88,470

Class D M&E - 1.80%	17,920	102,843	2,573

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	14,594	53,286	151

Class G M&E - 1.65%	17,395	96,803	196

Class H M&E - 1.40%	—	2,151	513

Class I M&E - 1.80%	—	—	—

Accumulation unit value:
Class A M&E - 1.25%	$8.836727	$10.236517	$11.303079

Class B M&E - 1.40%	$8.790225	$10.182840	$11.243597

Class C M&E - 1.65%	$8.713405	$10.094196	$11.145342

Class D M&E - 1.80%	$8.667710	$10.041466	$11.086923

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$8.836727	$10.236517	$11.303079

Class G M&E - 1.65%	$8.713405	$10.094196	$11.145342

Class H M&E - 1.40%	$8.790225	$10.182840	$11.243597

Class I M&E - 1.80%	$8.667710	$10.041466	$11.086923

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Short Small-Cap	ProFund VP Small-Cap	Access VP High Yield
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	81,562.181	72,856.073	310,889.999

Cost	$1,055,603	$1,525,226	$7,230,054

Investments in mutual funds, Level 1 quoted prices at net asset value	$972,221	$1,631,248	$8,198,169
Receivable for units sold	208	616	—

Total assets	972,429	1,631,864	8,198,169

Liabilities
Payable for units redeemed	—	—	2

	$972,429	$1,631,864	$8,198,167

Net Assets:
Deferred annuity contracts terminable by owners	$972,429	$1,631,864	$8,198,167

Total net assets	$972,429	$1,631,864	$8,198,167

Accumulation units outstanding:
Class A M&E - 1.25%	22,176	28,033	195,140

Class B M&E - 1.40%	84,201	129,744	416,799

Class C M&E - 1.65%	25,301	27,788	111,285

Class D M&E - 1.80%	—	2,913	1,289

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	—	—	5,636

Class G M&E - 1.65%	—	2,215	2,018

Class H M&E - 1.40%	—	—	—

Class I M&E - 1.80%	—	—	1,435

Accumulation unit value:
Class A M&E - 1.25%	$7.429813	$8.609822	$11.213452

Class B M&E - 1.40%	$7.390741	$8.564508	$11.174934

Class C M&E - 1.65%	$7.326178	$8.489615	$11.111113

Class D M&E - 1.80%	$7.287787	$8.445092	$11.073100

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$7.429813	$8.609822	$11.213452

Class G M&E - 1.65%	$7.326178	$8.489615	$11.111113

Class H M&E - 1.40%	$7.388165	$8.561548	$11.174934

Class I M&E - 1.80%	$7.287787	$8.445092	$11.073100

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	24,953.676	191,169.918	162,932.640

Cost	$489,614	$7,893,705	$1,540,581

Investments in mutual funds, Level 1 quoted prices at net asset value	$525,524	$7,577,976	$1,772,707
Receivable for units sold	—	—	—

Total assets	525,524	7,577,976	1,772,707

Liabilities
Payable for units redeemed	2	1	1

	$525,522	$7,577,975	$1,772,706

Net Assets:
Deferred annuity contracts terminable by owners	$525,522	$7,577,975	$1,772,706

Total net assets	$525,522	$7,577,975	$1,772,706

Accumulation units outstanding:
Class A M&E - 1.25%	10,908	167,937	150,873

Class B M&E - 1.40%	37,500	669,089	175,371

Class C M&E - 1.65%	21,252	118,904	98,365

Class D M&E - 1.80%	1,182	16,100	7,485

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	—	6,576	915

Class G M&E - 1.65%	—	1,596	558

Class H M&E - 1.40%	120	706	316

Class I M&E - 1.80%	—	—	—

Accumulation unit value:
Class A M&E - 1.25%	$7.441119	$7.754002	$4.100866

Class B M&E - 1.40%	$7.415490	$7.727316	$4.086707

Class C M&E - 1.65%	$7.373084	$7.683107	$4.063252

Class D M&E - 1.80%	$7.347784	$7.656760	$4.049285

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$7.441119	$7.754002	$4.100866

Class G M&E - 1.65%	$7.373084	$7.683107	$4.063252

Class H M&E - 1.40%	$7.415490	$7.727316	$4.086707

Class I M&E - 1.80%	$7.347784	$7.656760	$4.049285

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	256,222.483	3,714.972	37,356.547

Cost	$6,768,948	$91,961	$739,893

Investments in mutual funds, Level 1 quoted prices at net asset value	$7,033,307	$97,964	$857,332
Receivable for units sold	—	—	2

Total assets	7,033,307	97,964	857,334

Liabilities
Payable for units redeemed	—	2	—

	$7,033,307	$97,962	$857,334

Net Assets:
Deferred annuity contracts terminable by owners	$7,033,307	$97,962	$857,334

Total net assets	$7,033,307	$97,962	$857,334

Accumulation units outstanding:
Class A M&E - 1.25%	330,607	1,821	20,949

Class B M&E - 1.40%	368,063	9,284	58,483

Class C M&E - 1.65%	159,417	—	11,516

Class D M&E - 1.80%	10,500	—	—

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	6,349	111	2,755

Class G M&E - 1.65%	1,970	1,043	7

Class H M&E - 1.40%	—	—	—

Class I M&E - 1.80%	—	—	—

Accumulation unit value:
Class A M&E - 1.25%	$8.046945	$8.018174	$9.178767

Class B M&E - 1.40%	$8.019287	$7.990594	$9.147177

Class C M&E - 1.65%	$7.973456	$7.944887	$9.094918

Class D M&E - 1.80%	$7.946119	$7.917658	$9.063724

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$8.046945	$8.018174	$9.178767

Class G M&E - 1.65%	$7.973456	$7.944887	$9.094918

Class H M&E - 1.40%	$8.019287	$7.990594	$9.147177

Class I M&E - 1.80%	$7.946119	$7.917658	$9.063724

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Small-Cap Value	ProFund VP Falling US Dollar	ProFund VP Emerging Markets
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	74,060.520	21,929.998	488,503.692

Cost	$1,504,621	$679,431	$12,373,543

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,657,475	$661,189	$13,741,609
Receivable for units sold	—	—	—

Total assets	1,657,475	661,189	13,741,609

Liabilities
Payable for units redeemed	2	2	53

	$1,657,473	$661,187	$13,741,556

Net Assets:
Deferred annuity contracts terminable by owners	$1,657,473	$661,187	$13,741,556

Total net assets	$1,657,473	$661,187	$13,741,556

Accumulation units outstanding:
Class A M&E - 1.25%	50,620	17,261	307,265

Class B M&E - 1.40%	120,527	40,388	918,862

Class C M&E - 1.65%	49,563	7,176	250,328

Class D M&E - 1.80%	1,699	628	6,898

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	622	—	26,037

Class G M&E - 1.65%	—	86	5,652

Class H M&E - 1.40%	—	—	3,354

Class I M&E - 1.80%	—	—	1,765

Accumulation unit value:
Class A M&E - 1.25%	$7.461318	$10.121283	$9.073128

Class B M&E - 1.40%	$7.435629	$10.086471	$9.041882

Class C M&E - 1.65%	$7.393079	$10.028857	$8.990140

Class D M&E - 1.80%	$7.367707	$9.994516	$8.959290

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$7.461318	$10.121283	$9.073128

Class G M&E - 1.65%	$7.393079	$10.028857	$8.990140

Class H M&E - 1.40%	$7.435629	$10.086471	$9.041882

Class I M&E - 1.80%	$7.367707	$9.994516	$8.959290

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	169,566.917	105,504.300	7,418.331

Cost	$3,228,839	$5,504,031	$96,166

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,569,384	$5,665,581	$101,038
Receivable for units sold	—	5	—

Total assets	3,569,384	5,665,586	101,038

Liabilities
Payable for units redeemed	1	—	1

	$3,569,383	$5,665,586	$101,037

Net Assets:
Deferred annuity contracts terminable by owners	$3,569,383	$5,665,586	$101,037

Total net assets	$3,569,383	$5,665,586	$101,037

Accumulation units outstanding:
Class A M&E - 1.25%	118,984	152,101	8,408

Class B M&E - 1.40%	342,327	367,162	8,895

Class C M&E - 1.65%	37,470	118,964	111

Class D M&E - 1.80%	2,304	7,295	—

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	10,609	2,924	—

Class G M&E - 1.65%	12,367	3,268	—

Class H M&E - 1.40%	—	3,821	—

Class I M&E - 1.80%	—	1,909	—

Accumulation unit value:
Class A M&E - 1.25%	$6.832700	$8.650642	$5.812817

Class B M&E - 1.40%	$6.809167	$8.620847	$5.792799

Class C M&E - 1.65%	$6.770202	$8.571524	$5.759657

Class D M&E - 1.80%	$6.746977	$8.542100	$5.739900

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$6.832700	$8.650642	$5.812817

Class G M&E - 1.65%	$6.770202	$8.571524	$5.759657

Class H M&E - 1.40%	$6.809167	$8.620847	$5.792799

Class I M&E - 1.80%	$6.746977	$8.542100	$5.739900

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	51,605.699	73,513.060	137,090.187

Cost	$801,652	$1,583,901	$4,883,800

Investments in mutual funds, Level 1 quoted prices at net asset value	$618,753	$1,314,413	$5,545,298
Receivable for units sold	78	673	—

Total assets	618,831	1,315,086	5,545,298

Liabilities
Payable for units redeemed	—	—	5

	$618,831	$1,315,086	$5,545,293

Net Assets:
Deferred annuity contracts terminable by owners	$618,831	$1,315,086	$5,545,293

Total net assets	$618,831	$1,315,086	$5,545,293

Accumulation units outstanding:
Class A M&E - 1.25%	29,829	36,674	193,684

Class B M&E - 1.40%	23,037	55,121	359,687

Class C M&E - 1.65%	21,052	25,733	62,053

Class D M&E - 1.80%	139	5,839	11,534

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	6	559	13,220

Class G M&E - 1.65%	133	—	5,430

Class H M&E - 1.40%	48	—	3,613

Class I M&E - 1.80%	145	—	467

Accumulation unit value:
Class A M&E - 1.25%	$8.349784	$10.654521	$8.561943

Class B M&E - 1.40%	$8.321079	$10.617934	$8.532448

Class C M&E - 1.65%	$8.273562	$10.557341	$8.483608

Class D M&E - 1.80%	$8.245239	$10.521193	$8.454514

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$8.349784	$10.654521	$8.561943

Class G M&E - 1.65%	$8.273562	$10.557341	$8.483608

Class H M&E - 1.40%	$8.321079	$10.617934	$8.532448

Class I M&E - 1.80%	$8.245239	$10.521193	$8.454514

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	122,259.717	191,170.901	34,220.700

Cost	$1,967,247	$7,146,779	$224,119

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,189,671	$8,029,178	$230,305
Receivable for units sold	—	—	1

Total assets	2,189,671	8,029,178	230,306

Liabilities
Payable for units redeemed	2	1	—

	$2,189,669	$8,029,177	$230,306

Net Assets:
Deferred annuity contracts terminable by owners	$2,189,669	$8,029,177	$230,306

Total net assets	$2,189,669	$8,029,177	$230,306

Accumulation units outstanding:
Class A M&E - 1.25%	103,807	228,869	4,774

Class B M&E - 1.40%	285,741	365,199	24,989

Class C M&E - 1.65%	54,467	133,867	4,458

Class D M&E - 1.80%	7,358	5,357	224

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	3,947	8,937	—

Class G M&E - 1.65%	1,888	1,175	839

Class H M&E - 1.40%	338	4,601	—

Class I M&E - 1.80%	561	—	—

Accumulation unit value:
Class A M&E - 1.25%	$4.796603	$10.771227	$6.552714

Class B M&E - 1.40%	$4.780050	$10.734125	$6.530163

Class C M&E - 1.65%	$4.752622	$10.672653	$6.492824

Class D M&E - 1.80%	$4.736291	$10.636018	$6.470567

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$4.796603	$10.771227	$6.552714

Class G M&E - 1.65%	$4.752622	$10.672653	$6.492824

Class H M&E - 1.40%	$4.780050	$10.734125	$6.530163

Class I M&E - 1.80%	$4.736291	$10.636018	$6.470567

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	106,297.038	17,547.533	35,541.831

Cost	$2,413,796	$373,492	$1,207,599

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,577,703	$290,587	$856,202
Receivable for units sold	—	1	16

Total assets	2,577,703	290,588	856,218

Liabilities
Payable for units redeemed	—	—	—

	$2,577,703	$290,588	$856,218

Net Assets:
Deferred annuity contracts terminable by owners	$2,577,703	$290,588	$856,218

Total net assets	$2,577,703	$290,588	$856,218

Accumulation units outstanding:
Class A M&E - 1.25%	115,599	17,238	25,829

Class B M&E - 1.40%	175,183	23,920	51,747

Class C M&E - 1.65%	34,598	11,825	14,371

Class D M&E - 1.80%	4,036	181	—

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	2,202	304	643

Class G M&E - 1.65%	—	—	—

Class H M&E - 1.40%	—	—	185

Class I M&E - 1.80%	—	—	139

Accumulation unit value:
Class A M&E - 1.25%	$7.795873	$5.454362	$9.246144

Class B M&E - 1.40%	$7.769054	$5.435592	$9.214366

Class C M&E - 1.65%	$7.724594	$5.404535	$9.161736

Class D M&E - 1.80%	$7.698101	$5.386002	$9.130367

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$7.795873	$5.454362	$9.246144

Class G M&E - 1.65%	$7.724594	$5.404535	$9.161736

Class H M&E - 1.40%	$7.769054	$5.435592	$9.214366

Class I M&E - 1.80%	$7.698101	$5.386002	$9.130367

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Fidelity VIP Contrafund® Portfolio	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Growth Opportunities Portfolio
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,447,478.117	800,451.955	281,863.455

Cost	$37,920,293	$17,893,476	$5,029,432

Investments in mutual funds, Level 1 quoted prices at net asset value	$29,369,331	$13,263,489	$4,058,834
Receivable for units sold	27	—	—

Total assets	29,369,358	13,263,489	4,058,834

Liabilities
Payable for units redeemed	—	236	777

	$29,369,358	$13,263,253	$4,058,057

Net Assets:
Deferred annuity contracts terminable by owners	$29,369,358	$13,263,253	$4,058,057

Total net assets	$29,369,358	$13,263,253	$4,058,057

Accumulation units outstanding:
Class A M&E - 1.25%	751,721	317,838	211,125

Class B M&E - 1.40%	1,387,429	729,678	325,556

Class C M&E - 1.65%	395,802	218,932	93,088

Class D M&E - 1.80%	40,614	3,858	8,747

Class D M&E - 2.50%	—	—	—

Class F M&E - 1.25%	—	—	—

Class G M&E - 1.65%	—	—	—

Class H M&E - 1.40%	—	—	—

Class I M&E - 1.80%	—	—	—

Accumulation unit value:
Class A M&E - 1.25%	$11.569384	$10.599319	$6.442821

Class B M&E - 1.40%	$11.403002	$10.446909	$6.350134

Class C M&E - 1.65%	$11.131634	$10.198285	$6.198949

Class D M&E - 1.80%	$10.972112	$10.052017	$6.110063

Class D M&E - 2.50%	$—	$—	$—

Class F M&E - 1.25%	$—	$—	$—

Class G M&E - 1.65%	$—	$—	$—

Class H M&E - 1.40%	$—	$—	$—

Class I M&E - 1.80%	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2009

Fidelity VIP Index 500 Portfolio
Subaccount
Assets
Investment in securities:
Number of shares	2,037.171

Cost	$263,362

Investments in mutual funds, Level 1 quoted prices at net asset value	$241,833
Receivable for units sold	—

Total assets	241,833

Liabilities
Payable for units redeemed	18

$241,815

Net Assets:
Deferred annuity contracts terminable by owners	$241,815

Total net assets	$241,815

Accumulation units outstanding:
Class A M&E - 1.25%	—

Class B M&E - 1.40%	—

Class C M&E - 1.65%	—

Class D M&E - 1.80%	—

Class D M&E - 2.50%	—

Class F M&E - 1.25%	—

Class G M&E - 1.65%	—

Class H M&E - 1.40%	604

Class I M&E - 1.80%	23,445

Accumulation unit value:
Class A M&E - 1.25%	$—

Class B M&E - 1.40%	$—

Class C M&E - 1.65%	$—

Class D M&E - 1.80%	$—

Class D M&E - 2.50%	$—

Class F M&E - 1.25%	$—

Class G M&E - 1.65%	$—

Class H M&E - 1.40%	$10.279409

Class I M&E - 1.80%	$10.049249

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$3,644,534	$4,802,183	$3,493,395	$8,296,391
Expenses:
Administrative, mortality and expense risk charge	1,077,507	1,672,071	1,817,636	3,517,781

Net investment income (loss)	2,567,027	3,130,112	1,675,759	4,778,610

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	595,071	1,803,250	10,583,867	13,265,559
Proceeds from sales	18,644,244	44,003,320	26,040,160	50,676,149
Cost of investments sold	18,226,616	56,665,844	43,026,237	63,680,958

Net realized capital gains (losses) on investments	1,012,699	(10,859,274)	(6,402,210)	260,750

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	220,738	(35,393,645)	(87,979,444)	(94,239,815)
End of period	2,859,019	(4,088,284)	(51,187,855)	(41,146,841)

Net change in unrealized appreciation/depreciation of investments	2,638,281	31,305,361	36,791,589	53,092,974

Net realized and unrealized capital gains (losses) on investments	3,650,980	20,446,087	30,389,379	53,353,724

Increase (decrease) in net assets from operations	$6,218,007	$23,576,199	$32,065,138	$58,132,334

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$9,561,556	$175,037	$1,280,291	$—
Expenses:
Administrative, mortality and expense risk charge	3,232,979	92,789	664,523	534,208

Net investment income (loss)	6,328,577	82,248	615,768	(534,208)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	8,384,379	—	—	—
Proceeds from sales	65,521,521	2,496,906	13,123,807	11,633,711
Cost of investments sold	80,439,739	4,009,798	23,381,548	28,566,496

Net realized capital gains (losses) on investments	(6,533,839)	(1,512,892)	(10,257,741)	(16,932,785)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(69,382,340)	(3,746,149)	(34,344,309)	(48,154,792)
End of period	(20,028,380)	(793,935)	(12,455,157)	(20,163,198)

Net change in unrealized appreciation/depreciation of investments	49,353,960	2,952,214	21,889,152	27,991,594

Net realized and unrealized capital gains (losses) on investments	42,820,121	1,439,322	11,631,411	11,058,809

Increase (decrease) in net assets from operations	$49,148,698	$1,521,570	$12,247,179	$10,524,601

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,334,824	$—	$299,515	$99,054
Expenses:
Administrative, mortality and expense risk charge	1,460,602	120,187	232,954	67,660

Net investment income (loss)	1,874,222	(120,187)	66,561	31,394

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,132,363	89,338	516,551	—
Proceeds from sales	25,513,459	2,542,791	3,599,319	1,760,092
Cost of investments sold	30,236,890	3,870,211	5,356,976	2,805,109

Net realized capital gains (losses) on investments	5,408,932	(1,238,082)	(1,241,106)	(1,045,017)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(15,540,933)	(4,886,826)	(9,184,147)	(3,577,115)
End of period	(20,072,962)	349,159	(4,398,862)	(1,387,631)

Net change in unrealized appreciation/depreciation of investments	(4,532,029)	5,235,985	4,785,285	2,189,484

Net realized and unrealized capital gains (losses) on investments	876,903	3,997,903	3,544,179	1,144,467

Increase (decrease) in net assets from operations	$2,751,125	$3,877,716	$3,610,740	$1,175,861

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica Munder Net50 VP Subaccount
Net investment income (loss)
Income:
Dividends	$142,633	$614,146	$1,613,903	$—
Expenses:
Administrative, mortality and expense risk charge	237,992	591,800	223,674	147,486

Net investment income (loss)	(95,359)	22,346	1,390,229	(147,486)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	7,138,489	13,491,954	5,134,293	2,856,107
Cost of investments sold	9,798,635	20,013,684	5,726,264	4,030,570

Net realized capital gains (losses) on investments	(2,660,146)	(6,521,730)	(591,971)	(1,174,463)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(7,400,163)	(24,411,280)	(1,811,380)	(5,794,522)
End of period	(981,480)	(13,095,357)	3,141,268	812,112

Net change in unrealized appreciation/depreciation of investments	6,418,683	11,315,923	4,952,648	6,606,634

Net realized and unrealized capital gains (losses) on investments	3,758,537	4,794,193	4,360,677	5,432,171

Increase (decrease) in net assets from operations	$3,663,178	$4,816,539	$5,750,906	$5,284,685

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,859,822	$762,332	$1,101,957	$—
Expenses:
Administrative, mortality and expense risk charge	817,243	412,014	384,953	273,106

Net investment income (loss)	3,042,579	350,318	717,004	(273,106)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,896,415	—	223,587	855,896
Proceeds from sales	16,401,658	6,580,680	7,684,126	6,168,309
Cost of investments sold	16,854,446	11,278,112	18,467,439	11,390,003

Net realized capital gains (losses) on investments	1,443,627	(4,697,432)	(10,559,726)	(4,365,798)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,206,010)	(22,654,392)	(27,923,085)	(15,802,409)
End of period	(790,790)	(11,432,797)	(12,203,182)	(4,935,292)

Net change in unrealized appreciation/depreciation of investments	3,415,220	11,221,595	15,719,903	10,867,117

Net realized and unrealized capital gains (losses) on investments	4,858,847	6,524,163	5,160,177	6,501,319

Increase (decrease) in net assets from operations	$7,901,426	$6,874,481	$5,877,181	$6,228,213

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,551,658	$—	$217,577	$318,889
Expenses:
Administrative, mortality and expense risk charge	1,392,678	1,272,484	162,531	122,328

Net investment income (loss)	158,980	(1,272,484)	55,046	196,561

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	6,621,952	175,923	—
Proceeds from sales	17,340,187	22,006,892	3,625,668	2,023,985
Cost of investments sold	24,513,191	44,247,498	4,610,067	3,418,081

Net realized capital gains (losses) on investments	(7,173,004)	(15,618,654)	(808,476)	(1,394,096)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(52,348,274)	(94,422,926)	(4,659,568)	(5,698,247)
End of period	(20,440,688)	(51,398,119)	(1,276,654)	(2,249,932)

Net change in unrealized appreciation/depreciation of investments	31,907,586	43,024,807	3,382,914	3,448,315

Net realized and unrealized capital gains (losses) on investments	24,734,582	27,406,153	2,574,438	2,054,219

Increase (decrease) in net assets from operations	$24,893,562	$26,133,669	$2,629,484	$2,250,780

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$2,599,462	$97,598	$191,077	$840,100
Expenses:
Administrative, mortality and expense risk charge	3,687,134	403,754	1,709,867	364,442

Net investment income (loss)	(1,087,672)	(306,156)	(1,518,790)	475,658

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	43,176,422	7,992,261	103,027,021	10,392,771
Cost of investments sold	70,390,443	13,808,611	103,027,021	17,881,648

Net realized capital gains (losses) on investments	(27,214,021)	(5,816,350)	—	(7,488,877)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(194,939,300)	(23,422,940)	—	(19,553,918)
End of period	(98,589,272)	(8,520,943)	—	(3,663,656)

Net change in unrealized appreciation/depreciation of investments	96,350,028	14,901,997	—	15,890,262

Net realized and unrealized capital gains (losses) on investments	69,136,007	9,085,647	—	8,401,385

Increase (decrease) in net assets from operations	$68,048,335	$8,779,491	$(1,518,790)	$8,877,043

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount
Net investment income (loss)
Income:
Dividends	$684,682	$4,777,576	$—	$336
Expenses:
Administrative, mortality and expense risk charge	425,187	1,549,952	1,321,762	1,620

Net investment income (loss)	259,495	3,227,624	(1,321,762)	(1,284)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	20,831,195	27,353,376	16,314,064	88,884
Cost of investments sold	19,987,687	39,735,204	27,496,519	76,539

Net realized capital gains (losses) on investments	843,508	(12,381,828)	(11,182,455)	12,345

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,202,708	(59,633,789)	(87,296,161)	(848)
End of period	946,397	(28,152,640)	(29,184,745)	17,805

Net change in unrealized appreciation/depreciation of investments	(256,311)	31,481,149	58,111,416	18,653

Net realized and unrealized capital gains (losses) on investments	587,197	19,099,321	46,928,961	30,998

Increase (decrease) in net assets from operations	$846,692	$22,326,945	$45,607,199	$29,714

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Index 75 VP Subaccount	Transamerica Van Kampen Large- Cap Core VP Subaccount(1)	Transamerica Foxhall Global Conservative VP Subaccount(1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP Subaccount(1)
Net investment income (loss)
Income:
Dividends	$6,275	$85,913	$—	$—
Expenses:
Administrative, mortality and expense risk charge	21,095	107,178	167	454

Net investment income (loss)	(14,820)	(21,265)	(167)	(454)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	8	—	—	—
Proceeds from sales	374,918	1,946,372	137	21,633
Cost of investments sold	457,907	1,687,131	137	21,611

Net realized capital gains (losses) on investments	(82,981)	259,241	—	22

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(394,151)	—	—	—
End of period	61,258	2,871,564	(955)	6,985

Net change in unrealized appreciation/depreciation of investments	455,409	2,871,564	(955)	6,985

Net realized and unrealized capital gains (losses) on investments	372,428	3,130,805	(955)	7,007

Increase (decrease) in net assets from operations	$357,608	$3,109,540	$(1,122)	$6,553

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Foxhall Global Growth VP Subaccount(1)	Transamerica Foxhall Global Hard Asset VP Subaccount(1)	Transamerica Hanlon Balanced VP Subaccount(1)	Transamerica Hanlon Growth VP Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	825	417	491	109

Net investment income (loss)	(825)	(417)	(491)	(109)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	423	21,743	704	134
Cost of investments sold	421	21,767	696	132

Net realized capital gains (losses) on investments	2	(24)	8	2

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	8,304	545	9,143	2,160

Net change in unrealized appreciation/depreciation of investments	8,304	545	9,143	2,160

Net realized and unrealized capital gains (losses) on investments	8,306	521	9,151	2,162

Increase (decrease) in net assets from operations	$7,481	$104	$8,660	$2,053

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Hanlon Growth and Income VP Subaccount(1)	Transamerica Hanlon Managed Income VP Subaccount(1)	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$40,980	$10,602
Expenses:
Administrative, mortality and expense risk charge	245	1,994	43,328	387,369

Net investment income (loss)	(245)	(1,994)	(2,348)	(376,767)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	188	35,793	12,475,133	89,787,600
Cost of investments sold	184	35,614	11,900,199	89,787,600

Net realized capital gains (losses) on investments	4	179	574,934	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	26,308	—
End of period	4,960	4,785	315,888	—

Net change in unrealized appreciation/depreciation of investments	4,960	4,785	289,580	—

Net realized and unrealized capital gains (losses) on investments	4,964	4,964	864,514	—

Increase (decrease) in net assets from operations	$4,719	$2,970	$862,166	$(376,767)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	Access VP High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$—	$5,932	$—	$476,594
Expenses:
Administrative, mortality and expense risk charge	34,501	17,868	20,623	75,779

Net investment income (loss)	(34,501)	(11,936)	(20,623)	400,815

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	8,813,782	11,213,003	11,996,774	13,921,666
Cost of investments sold	8,117,049	11,618,864	11,848,535	14,292,903

Net realized capital gains (losses) on investments	696,733	(405,861)	148,239	(371,237)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(44,360)	(1,023)	(37,330)	24,613
End of period	265,398	(83,382)	106,022	968,115

Net change in unrealized appreciation/depreciation of investments	309,758	(82,359)	143,352	943,502

Net realized and unrealized capital gains (losses) on investments	1,006,491	(488,220)	291,591	572,265

Increase (decrease) in net assets from operations	$971,990	$(500,156)	$270,968	$973,080

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount
Net investment income (loss)
Income:
Dividends	$12,440	$—	$1,569	$82,261
Expenses:
Administrative, mortality and expense risk charge	7,237	78,665	14,673	28,990

Net investment income (loss)	5,203	(78,665)	(13,104)	53,271

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	688,628	—	—
Proceeds from sales	2,127,974	3,347,062	8,320,869	1,484,403
Cost of investments sold	2,264,240	5,323,239	8,230,856	1,872,911

Net realized capital gains (losses) on investments	(136,266)	(1,287,549)	90,013	(388,508)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(129,886)	(2,330,970)	52,100	(347,837)
End of period	35,910	(315,729)	232,126	264,359

Net change in unrealized appreciation/depreciation of investments	165,796	2,015,241	180,026	612,196

Net realized and unrealized capital gains (losses) on investments	29,530	727,692	270,039	223,688

Increase (decrease) in net assets from operations	$34,733	$649,027	$256,935	$276,959

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Falling US Dollar Subaccount
Net investment income (loss)
Income:
Dividends	$—	$57,089	$2,978	$19,325
Expenses:
Administrative, mortality and expense risk charge	2,152	30,557	14,689	8,506

Net investment income (loss)	(2,152)	26,532	(11,711)	10,819

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	880,237	4,973,178	2,107,855	1,110,763
Cost of investments sold	863,723	5,413,094	2,182,889	1,177,441

Net realized capital gains (losses) on investments	16,514	(439,916)	(75,034)	(66,678)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(11,793)	(233,606)	(118,326)	(70,870)
End of period	6,003	117,439	152,854	(18,242)

Net change in unrealized appreciation/depreciation of investments	17,796	351,045	271,180	52,628

Net realized and unrealized capital gains (losses) on investments	34,310	(88,871)	196,146	(14,050)

Increase (decrease) in net assets from operations	$32,158	$(62,339)	$184,435	$(3,231)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Japan Subaccount
Net investment income (loss)
Income:
Dividends	$7,975	$613	$37,502	$220
Expenses:
Administrative, mortality and expense risk charge	89,901	31,399	51,160	1,399

Net investment income (loss)	(81,926)	(30,786)	(13,658)	(1,179)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	501,158	—
Proceeds from sales	7,367,147	4,399,001	4,806,518	822,066
Cost of investments sold	6,781,777	4,118,373	5,394,533	792,645

Net realized capital gains (losses) on investments	585,370	280,628	(86,857)	29,421

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(343,402)	(18,095)	(1,164,210)	(17,017)
End of period	1,368,066	340,545	161,550	4,872

Net change in unrealized appreciation/depreciation of investments	1,711,468	358,640	1,325,760	21,889

Net realized and unrealized capital gains (losses) on investments	2,296,838	639,268	1,238,903	51,310

Increase (decrease) in net assets from operations	$2,214,912	$608,482	$1,225,245	$50,131

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Financials Subaccount
Net investment income (loss)
Income:
Dividends	$2,367	$1,906	$24,709	$35,975
Expenses:
Administrative, mortality and expense risk charge	13,627	45,048	46,417	23,516

Net investment income (loss)	(11,260)	(43,142)	(21,708)	12,459

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	895,501	—	—
Proceeds from sales	3,546,919	7,833,064	3,483,981	2,239,432
Cost of investments sold	3,894,222	8,885,272	4,503,178	2,425,228

Net realized capital gains (losses) on investments	(347,303)	(156,707)	(1,019,197)	(185,796)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	21,160	1,607,833	(1,786,349)	(395,142)
End of period	(182,899)	(269,488)	661,498	222,424

Net change in unrealized appreciation/depreciation of investments	(204,059)	(1,877,321)	2,447,847	617,566

Net realized and unrealized capital gains (losses) on investments	(551,362)	(2,034,028)	1,428,650	431,770

Increase (decrease) in net assets from operations	$(562,622)	$(2,077,170)	$1,406,942	$444,229

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid- Cap Subaccount	ProFund VP Short Emerging Markets Subaccount
Net investment income (loss)
Income:
Dividends	$51,898	$16,079	$—	$—
Expenses:
Administrative, mortality and expense risk charge	86,962	4,106	16,595	11,630

Net investment income (loss)	(35,064)	11,973	(16,595)	(11,630)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	7,967,273	936,299	2,420,016	2,192,183
Cost of investments sold	9,017,894	948,795	2,497,668	3,030,635

Net realized capital gains (losses) on investments	(1,050,621)	(12,496)	(77,652)	(838,452)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,384,500)	22,105	(185,660)	(257,231)
End of period	882,399	6,186	163,907	(82,905)

Net change in unrealized appreciation/depreciation of investments	2,266,899	(15,919)	349,567	174,326

Net realized and unrealized capital gains (losses) on investments	1,216,278	(28,415)	271,915	(664,126)

Increase (decrease) in net assets from operations	$1,181,214	$(16,442)	$255,320	$(675,756)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$—	$295,405	$241,998	$8,129
Expenses:
Administrative, mortality and expense risk charge	26,032	354,842	164,962	45,748

Net investment income (loss)	(26,032)	(59,437)	77,036	(37,619)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	139,766	7,136	—	—
Proceeds from sales	4,083,620	4,449,173	2,904,340	801,390
Cost of investments sold	4,880,587	6,816,119	4,700,743	1,345,736

Net realized capital gains (losses) on investments	(657,201)	(2,359,810)	(1,796,403)	(544,346)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(229,712)	(18,470,235)	(9,377,373)	(2,774,003)
End of period	(351,397)	(8,550,962)	(4,629,987)	(970,598)

Net change in unrealized appreciation/depreciation of investments	(121,685)	9,919,273	4,747,386	1,803,405

Net realized and unrealized capital gains (losses) on investments	(778,886)	7,559,463	2,950,983	1,259,059

Increase (decrease) in net assets from operations	$(804,918)	$7,500,026	$3,028,019	$1,221,440

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2009, Except as Noted

Fidelity VIP Index 500 Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$4,950
Expenses:
Administrative, mortality and expense risk charge	3,758

Net investment income (loss)	1,192

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,609
Proceeds from sales	15,981
Cost of investments sold	19,105

Net realized capital gains (losses) on investments	1,485

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(67,995)
End of period	(21,529)

Net change in unrealized appreciation/depreciation of investments	46,466

Net realized and unrealized capital gains (losses) on investments	47,951

Increase (decrease) in net assets from operations	$49,143

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$2,567,027	$2,380,502	$3,130,112	$2,493,504
Net realized capital gains (losses) on investments	1,012,699	(724,635)	(10,859,274)	3,864,076
Net change in unrealized appreciation/depreciation of investments	2,638,281	1,388,226	31,305,361	(42,424,422)

Increase (decrease) in net assets from operations	6,218,007	3,044,093	23,576,199	(36,066,842)

Contract transactions
Net contract purchase payments	772,854	1,023,132	1,072,662	1,546,552
Transfer payments from (to) other subaccounts or general account	10,599,889	3,494,548	(7,802,044)	47,231,612
Contract terminations, withdrawals, and other deductions	(13,229,094)	(17,329,522)	(14,238,236)	(27,134,112)
Contract maintenance charges	(160,270)	(141,778)	(351,733)	(371,548)

Increase (decrease) in net assets from contract transactions	(2,016,621)	(12,953,620)	(21,319,351)	21,272,504

Net increase (decrease) in net assets	4,201,386	(9,909,527)	2,256,848	(14,794,338)

Net assets:
Beginning of the period	75,963,034	85,872,561	122,941,127	137,735,465

End of the period	$80,164,420	$75,963,034	$125,197,975	$122,941,127

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,675,759	$2,891,744	$4,778,610	$5,661,944
Net realized capital gains (losses) on investments	(6,402,210)	32,000,042	260,750	50,630,195
Net change in unrealized appreciation/depreciation of investments	36,791,589	(133,208,597)	53,092,974	(206,385,323)

Increase (decrease) in net assets from operations	32,065,138	(98,316,811)	58,132,334	(150,093,184)

Contract transactions
Net contract purchase payments	2,139,067	4,894,032	3,090,968	7,296,598
Transfer payments from (to) other subaccounts or general account	(6,967,154)	(23,132,459)	(15,641,665)	(58,074,646)
Contract terminations, withdrawals, and other deductions	(10,398,068)	(28,308,684)	(25,131,107)	(60,191,716)
Contract maintenance charges	(552,714)	(618,779)	(897,824)	(1,038,223)

Increase (decrease) in net assets from contract transactions	(15,778,869)	(47,165,890)	(38,579,628)	(112,007,987)

Net increase (decrease) in net assets	16,286,269	(145,482,701)	19,552,706	(262,101,171)

Net assets:
Beginning of the period	128,509,779	273,992,480	253,209,304	515,310,475

End of the period	$144,796,048	$128,509,779	$272,762,010	$253,209,304

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica International Moderate Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$6,328,577	$6,092,639	$82,248	$93,500
Net realized capital gains (losses) on investments	(6,533,839)	31,517,432	(1,512,892)	(1,075,043)
Net change in unrealized appreciation/depreciation of investments	49,353,960	(140,318,206)	2,952,214	(4,081,083)

Increase (decrease) in net assets from operations	49,148,698	(102,708,135)	1,521,570	(5,062,626)

Contract transactions
Net contract purchase payments	2,235,337	3,959,086	231,270	163,748
Transfer payments from (to) other subaccounts or general account	(6,770,374)	(45,690,452)	173,990	(846,088)
Contract terminations, withdrawals, and other deductions	(25,260,127)	(59,063,158)	(627,341)	(1,648,678)
Contract maintenance charges	(762,917)	(893,022)	(23,086)	(29,487)

Increase (decrease) in net assets from contract transactions	(30,558,081)	(101,687,546)	(245,167)	(2,360,505)

Net increase (decrease) in net assets	18,590,617	(204,395,681)	1,276,403	(7,423,131)

Net assets:
Beginning of the period	228,797,389	433,193,070	6,492,700	13,915,831

End of the period	$247,388,006	$228,797,389	$7,769,103	$6,492,700

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Clarion Global Real Estate Securities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$615,768	$2,956,266	$(534,208)	$3,675,768
Net realized capital gains (losses) on investments	(10,257,741)	2,498,400	(16,932,785)	12,299,379
Net change in unrealized appreciation/depreciation of investments	21,889,152	(39,755,420)	27,991,594	(52,558,087)

Increase (decrease) in net assets from operations	12,247,179	(34,300,754)	10,524,601	(36,582,940)

Contract transactions
Net contract purchase payments	725,067	1,239,676	489,633	847,040
Transfer payments from (to) other subaccounts or general account	(4,741,898)	(10,331,252)	(1,516,225)	(17,890,912)
Contract terminations, withdrawals, and other deductions	(5,028,371)	(12,051,829)	(4,944,736)	(13,112,283)
Contract maintenance charges	(160,142)	(194,953)	(118,186)	(161,564)

Increase (decrease) in net assets from contract transactions	(9,205,344)	(21,338,358)	(6,089,514)	(30,317,719)

Net increase (decrease) in net assets	3,041,835	(55,639,112)	4,435,087	(66,900,659)

Net assets:
Beginning of the period	51,864,041	107,503,153	40,789,132	107,689,791

End of the period	$54,905,876	$51,864,041	$45,224,219	$40,789,132

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Federated Market Opportunity VP Subaccount		Transamerica Science & Technology VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,874,222	$4,208,686	$(120,187)	$(170,418)
Net realized capital gains (losses) on investments	5,408,932	(6,097,149)	(1,238,082)	854,276
Net change in unrealized appreciation/depreciation of investments	(4,532,029)	(6,890,929)	5,235,985	(9,079,776)

Increase (decrease) in net assets from operations	2,751,125	(8,779,392)	3,877,716	(8,395,918)

Contract transactions
Net contract purchase payments	949,015	2,427,287	97,637	266,793
Transfer payments from (to) other subaccounts or general account	(5,119,710)	(11,904,228)	2,250,776	(4,829,098)
Contract terminations, withdrawals, and other deductions	(12,682,026)	(26,050,059)	(727,062)	(1,796,629)
Contract maintenance charges	(305,980)	(302,360)	(29,144)	(31,448)

Increase (decrease) in net assets from contract transactions	(17,158,701)	(35,829,360)	1,592,207	(6,390,382)

Net increase (decrease) in net assets	(14,407,576)	(44,608,752)	5,469,923	(14,786,300)

Net assets:
Beginning of the period	111,800,809	156,409,561	6,337,544	21,123,844

End of the period	$97,393,233	$111,800,809	$11,807,467	$6,337,544

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Mid Cap Value VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$66,561	$(8,985)	$31,394	$313,623
Net realized capital gains (losses) on investments	(1,241,106)	2,713,223	(1,045,017)	806,646
Net change in unrealized appreciation/depreciation of investments	4,785,285	(13,538,772)	2,189,484	(4,480,847)

Increase (decrease) in net assets from operations	3,610,740	(10,834,534)	1,175,861	(3,360,578)

Contract transactions
Net contract purchase payments	57,515	—	473,401	93,603
Transfer payments from (to) other subaccounts or general account	(1,477,000)	(5,918,389)	(443,061)	(552,300)
Contract terminations, withdrawals, and other deductions	(1,752,947)	(4,213,547)	(632,959)	(1,116,577)
Contract maintenance charges	(55,969)	(65,993)	(14,401)	(17,182)

Increase (decrease) in net assets from contract transactions	(3,228,401)	(10,197,929)	(617,020)	(1,592,456)

Net increase (decrease) in net assets	382,339	(21,032,463)	558,841	(4,953,034)

Net assets:
Beginning of the period	17,992,061	39,024,524	5,007,335	9,960,369

End of the period	$18,374,400	$17,992,061	$5,566,176	$5,007,335

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Marsico Growth VP Subaccount		Transamerica BlackRock Large Cap Value VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(95,359)	$(171,162)	$22,346	$(335,477)
Net realized capital gains (losses) on investments	(2,660,146)	2,495,450	(6,521,730)	7,554,805
Net change in unrealized appreciation/depreciation of investments	6,418,683	(16,527,760)	11,315,923	(36,363,810)

Increase (decrease) in net assets from operations	3,663,178	(14,203,472)	4,816,539	(29,144,482)

Contract transactions
Net contract purchase payments	318,962	370,409	515,001	979,287
Transfer payments from (to) other subaccounts or general account	(762,172)	(2,829,202)	14,989,260	(14,281,373)
Contract terminations, withdrawals, and other deductions	(1,274,469)	(3,292,525)	(5,248,868)	(10,953,239)
Contract maintenance charges	(54,945)	(68,111)	(136,905)	(151,835)

Increase (decrease) in net assets from contract transactions	(1,772,624)	(5,819,429)	10,118,488	(24,407,160)

Net increase (decrease) in net assets	1,890,554	(20,022,901)	14,935,027	(53,551,642)

Net assets:
Beginning of the period	17,473,707	37,496,608	46,114,915	99,666,557

End of the period	$19,364,261	$17,473,707	$61,049,942	$46,114,915

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica AEGON High Yield Bond VP Subaccount		Transamerica Munder Net50 VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,390,229	$540,050	$(147,486)	$288,146
Net realized capital gains (losses) on investments	(591,971)	(581,663)	(1,174,463)	2,444,554
Net change in unrealized appreciation/depreciation of investments	4,952,648	(1,885,235)	6,606,634	(9,135,244)

Increase (decrease) in net assets from operations	5,750,906	(1,926,848)	5,284,685	(6,402,544)

Contract transactions
Net contract purchase payments	64,553	87,796	193,012	175,981
Transfer payments from (to) other subaccounts or general account	12,582,427	(1,349,194)	3,593,648	(4,133,493)
Contract terminations, withdrawals, and other deductions	(2,162,934)	(1,468,193)	(1,084,016)	(1,951,020)
Contract maintenance charges	(32,582)	(11,838)	(30,122)	(28,992)

Increase (decrease) in net assets from contract transactions	10,451,464	(2,741,429)	2,672,522	(5,937,524)

Net increase (decrease) in net assets	16,202,370	(4,668,277)	7,957,207	(12,340,068)

Net assets:
Beginning of the period	5,664,853	10,333,130	6,578,077	18,918,145

End of the period	$21,867,223	$5,664,853	$14,535,284	$6,578,077

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount		Transamerica Focus VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$3,042,579	$2,650,774	$350,318	$323,059
Net realized capital gains (losses) on investments	1,443,627	939,011	(4,697,432)	3,697,259
Net change in unrealized appreciation/depreciation of investments	3,415,220	(7,045,526)	11,221,595	(25,825,293)

Increase (decrease) in net assets from operations	7,901,426	(3,455,741)	6,874,481	(21,804,975)

Contract transactions
Net contract purchase payments	554,554	613,247	320,464	857,597
Transfer payments from (to) other subaccounts or general account	16,126,467	18,681,304	(2,235,914)	(11,236,135)
Contract terminations, withdrawals, and other deductions	(8,218,965)	(10,958,250)	(3,658,448)	(8,747,763)
Contract maintenance charges	(175,602)	(142,283)	(103,266)	(124,353)

Increase (decrease) in net assets from contract transactions	8,286,454	8,194,018	(5,677,164)	(19,250,654)

Net increase (decrease) in net assets	16,187,880	4,738,277	1,197,317	(41,055,629)

Net assets:
Beginning of the period	49,578,177	44,839,900	31,384,110	72,439,739

End of the period	$65,766,057	$49,578,177	$32,581,427	$31,384,110

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount		Transamerica T. Rowe Price Small Cap VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$717,004	$974,670	$(273,106)	$61,865
Net realized capital gains (losses) on investments	(10,559,726)	5,257,142	(4,365,798)	1,816,221
Net change in unrealized appreciation/depreciation of investments	15,719,903	(26,163,068)	10,867,117	(14,096,838)

Increase (decrease) in net assets from operations	5,877,181	(19,931,256)	6,228,213	(12,218,752)

Contract transactions
Net contract purchase payments	431,563	715,896	173,582	405,243
Transfer payments from (to) other subaccounts or general account	(277,449)	(10,345,929)	718,338	(4,785,896)
Contract terminations, withdrawals, and other deductions	(3,060,132)	(7,063,420)	(2,013,315)	(3,953,736)
Contract maintenance charges	(68,768)	(82,784)	(67,929)	(71,134)

Increase (decrease) in net assets from contract transactions	(2,974,786)	(16,776,237)	(1,189,324)	(8,405,523)

Net increase (decrease) in net assets	2,902,395	(36,707,493)	5,038,889	(20,624,275)

Net assets:
Beginning of the period	28,993,531	65,701,024	18,131,233	38,755,508

End of the period	$31,895,926	$28,993,531	$23,170,122	$18,131,233

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Templeton Global VP Subaccount		Transamerica Third Avenue Value VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$158,980	$959,118	$(1,272,484)	$5,465,421
Net realized capital gains (losses) on investments	(7,173,004)	(397,828)	(15,618,654)	38,634,837
Net change in unrealized appreciation/depreciation of investments	31,907,586	(97,944,415)	43,024,807	(120,753,398)

Increase (decrease) in net assets from operations	24,893,562	(97,383,125)	26,133,669	(76,653,140)

Contract transactions
Net contract purchase payments	1,048,048	2,228,462	959,562	2,275,131
Transfer payments from (to) other subaccounts or general account	(4,870,599)	(16,759,018)	(6,258,882)	(30,964,974)
Contract terminations, withdrawals, and other deductions	(10,769,664)	(26,563,101)	(10,781,016)	(24,038,023)
Contract maintenance charges	(262,100)	(319,989)	(269,051)	(335,101)

Increase (decrease) in net assets from contract transactions	(14,854,315)	(41,413,646)	(16,349,387)	(53,062,967)

Net increase (decrease) in net assets	10,039,247	(138,796,771)	9,784,282	(129,716,107)

Net assets:
Beginning of the period	107,632,808	246,429,579	92,217,261	221,933,368

End of the period	$117,672,055	$107,632,808	$102,001,543	$92,217,261

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Balanced VP Subaccount		Transamerica Convertible Securities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$55,046	$35,883	$196,561	$541,612
Net realized capital gains (losses) on investments	(808,476)	2,468,303	(1,394,096)	852,421
Net change in unrealized appreciation/depreciation of investments	3,382,914	(10,010,916)	3,448,315	(7,306,974)

Increase (decrease) in net assets from operations	2,629,484	(7,506,730)	2,250,780	(5,912,941)

Contract transactions
Net contract purchase payments	138,835	392,632	86,096	226,706
Transfer payments from (to) other subaccounts or general account	1,150,820	(15,583,955)	2,097,103	(2,600,433)
Contract terminations, withdrawals, and other deductions	(1,198,786)	(2,491,499)	(1,155,727)	(2,490,684)
Contract maintenance charges	(37,933)	(48,914)	(29,681)	(30,895)

Increase (decrease) in net assets from contract transactions	52,936	(17,731,736)	997,791	(4,895,306)

Net increase (decrease) in net assets	2,682,420	(25,238,466)	3,248,571	(10,808,247)

Net assets:
Beginning of the period	10,259,931	35,498,397	7,827,396	18,635,643

End of the period	$12,942,351	$10,259,931	$11,075,967	$7,827,396

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Equity VP Subaccount		Transamerica Growth Opportunities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,087,672)	$(5,180,531)	$(306,156)	$951,563
Net realized capital gains (losses) on investments	(27,214,021)	5,909,880	(5,816,350)	11,215,705
Net change in unrealized appreciation/depreciation of investments	96,350,028	(274,380,950)	14,901,997	(36,766,399)

Increase (decrease) in net assets from operations	68,048,335	(273,651,601)	8,779,491	(24,599,131)

Contract transactions
Net contract purchase payments	3,286,525	7,641,227	444,267	815,053
Transfer payments from (to) other subaccounts or general account	(12,921,896)	(41,269,885)	(1,394,436)	(9,637,450)
Contract terminations, withdrawals, and other deductions	(27,477,691)	(71,905,765)	(3,248,071)	(8,176,553)
Contract maintenance charges	(772,436)	(941,481)	(93,449)	(106,337)

Increase (decrease) in net assets from contract transactions	(37,885,498)	(106,475,904)	(4,291,689)	(17,105,287)

Net increase (decrease) in net assets	30,162,837	(380,127,505)	4,487,802	(41,704,418)

Net assets:
Beginning of the period	280,216,434	660,343,939	28,909,589	70,614,007

End of the period	$310,379,271	$280,216,434	$33,397,391	$28,909,589

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Money Market VP Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,518,790)	$1,263,591	$475,658	$211,159
Net realized capital gains (losses) on investments	—	(1,426)	(7,488,877)	2,492,838
Net change in unrealized appreciation/depreciation of investments	—	270	15,890,262	(22,400,288)

Increase (decrease) in net assets from operations	(1,518,790)	1,262,435	8,877,043	(19,696,291)

Contract transactions
Net contract purchase payments	3,385,992	2,452,611	362,578	558,437
Transfer payments from (to) other subaccounts or general account	(35,360,567)	123,742,858	516,351	2,994,905
Contract terminations, withdrawals, and other deductions	(38,734,148)	(63,097,048)	(2,799,603)	(5,090,266)
Contract maintenance charges	(297,772)	(268,941)	(79,678)	(87,797)

Increase (decrease) in net assets from contract transactions	(71,006,495)	62,829,480	(2,000,352)	(1,624,721)

Net increase (decrease) in net assets	(72,525,285)	64,091,915	6,876,691	(21,321,012)

Net assets:
Beginning of the period	168,188,935	104,097,020	24,662,463	45,983,475

End of the period	$95,663,650	$168,188,935	$31,539,154	$24,662,463

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount		Transamerica Value Balanced VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$259,495	$146,457	$3,227,624	$5,720,524
Net realized capital gains (losses) on investments	843,508	70,995	(12,381,828)	8,569,337
Net change in unrealized appreciation/depreciation of investments	(256,311)	1,244,238	31,481,149	(77,817,650)

Increase (decrease) in net assets from operations	846,692	1,461,690	22,326,945	(63,527,789)

Contract transactions
Net contract purchase payments	331,162	1,004,999	922,409	2,644,085
Transfer payments from (to) other subaccounts or general account	(6,220,591)	25,229,421	(10,956,553)	(15,610,661)
Contract terminations, withdrawals, and other deductions	(5,049,646)	(3,858,635)	(14,843,186)	(30,112,785)
Contract maintenance charges	(86,722)	(47,415)	(258,711)	(305,769)

Increase (decrease) in net assets from contract transactions	(11,025,797)	22,328,370	(25,136,041)	(43,385,130)

Net increase (decrease) in net assets	(10,179,105)	23,790,060	(2,809,096)	(106,912,919)

Net assets:
Beginning of the period	32,450,382	8,660,322	122,723,853	229,636,772

End of the period	$22,271,277	$32,450,382	$119,914,757	$122,723,853

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount		Transamerica Index 50 VP Subaccount
	2009	2008	2009	2008 (1)
Operations
Net investment income (loss)	$(1,321,762)	$1,018,415	$(1,284)	$(37)
Net realized capital gains (losses) on investments	(11,182,455)	(13,503,735)	12,345	(8)
Net change in unrealized appreciation/depreciation of investments	58,111,416	(71,117,058)	18,653	(848)

Increase (decrease) in net assets from operations	45,607,199	(83,602,378)	29,714	(893)

Contract transactions
Net contract purchase payments	1,129,705	2,115,141	1,133	167
Transfer payments from (to) other subaccounts or general account	(119,709)	(15,538,879)	125,444	9,169
Contract terminations, withdrawals, and other deductions	(10,561,580)	(21,445,477)	(7,059)	—
Contract maintenance charges	(276,695)	(301,502)	(255)	(21)

Increase (decrease) in net assets from contract transactions	(9,828,279)	(35,170,717)	119,263	9,315

Net increase (decrease) in net assets	35,778,920	(118,773,095)	148,977	8,422

Net assets:
Beginning of the period	84,496,096	203,269,191	8,422	—

End of the period	$120,275,016	$84,496,096	$157,399	$8,422

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 75 VP Subaccount		Transamerica Van Kampen Large-Cap Core VP Subaccount	Transamerica Foxhall Global Conservative VP Subaccount
	2009	2008 (1)	2009 (1)	2009 (1)
Operations
Net investment income (loss)	$(14,820)	$(9,911)	$(21,265)	$(167)
Net realized capital gains (losses) on investments	(82,981)	(9,230)	259,241	—
Net change in unrealized appreciation/depreciation of investments	455,409	(394,151)	2,871,564	(955)

Increase (decrease) in net assets from operations	357,608	(413,292)	3,109,540	(1,122)

Contract transactions
Net contract purchase payments	13,120	800	39,295	—
Transfer payments from (to) other subaccounts or general account	777,130	1,511,821	10,345,719	391,966
Contract terminations, withdrawals, and other deductions	(117,123)	(18,050)	(575,912)	—
Contract maintenance charges	(6,483)	(2,552)	(17,700)	—

Increase (decrease) in net assets from contract transactions	666,644	1,492,019	9,791,402	391,966

Net increase (decrease) in net assets	1,024,252	1,078,727	12,900,942	390,844

Net assets:
Beginning of the period	1,078,727	—	—	—

End of the period	$2,102,979	$1,078,727	$12,900,942	$390,844

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP Subaccount	Transamerica Foxhall Global Growth VP Subaccount	Transamerica Foxhall Global Hard Asset VP Subaccount	Transamerica Hanlon Balanced VP Subaccount
	2009 (1)	2009 (1)	2009 (1)	2009 (1)
Operations
Net investment income (loss)	$(454)	$(825)	$(417)	$(491)
Net realized capital gains (losses) on investments	22	2	(24)	8
Net change in unrealized appreciation/depreciation of investments	6,985	8,304	545	9,143

Increase (decrease) in net assets from operations	6,553	7,481	104	8,660

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	701,968	718,081	561,350	498,057
Contract terminations, withdrawals, and other deductions	(219)	(2,540)	—	—
Contract maintenance charges	(139)	(21)	(122)	(270)

Increase (decrease) in net assets from contract transactions	701,610	715,520	561,228	497,787

Net increase (decrease) in net assets	708,163	723,001	561,332	506,447

Net assets:
Beginning of the period	—	—	—	—

End of the period	$708,163	$723,001	$561,332	$506,447

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Growth VP Subaccount	Transamerica Hanlon Growth and Income VP Subaccount	Transamerica Hanlon Managed Income VP Subaccount
	2009 (1)	2009 (1)	2009 (1)
Operations
Net investment income (loss)	$(109)	$(245)	$(1,994)
Net realized capital gains (losses) on investments	2	4	179
Net change in unrealized appreciation/depreciation of investments	2,160	4,960	4,785

Increase (decrease) in net assets from operations	2,053	4,719	2,970

Contract transactions
Net contract purchase payments	—	—	92
Transfer payments from (to) other subaccounts or general account	160,818	338,182	2,773,667
Contract terminations, withdrawals, and other deductions	(40)	(2,540)	(13,927)
Contract maintenance charges	(12)	(8)	(43)

Increase (decrease) in net assets from contract transactions	160,766	335,634	2,759,789

Net increase (decrease) in net assets	162,819	340,353	2,762,759

Net assets:
Beginning of the period	—	—	—

End of the period	$162,819	$340,353	$2,762,759

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Bull Subaccount		ProFund VP Money Market Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(2,348)	$(12,411)	$(376,767)	$(179,689)
Net realized capital gains (losses) on investments	574,934	(314,417)	—	—
Net change in unrealized appreciation/depreciation of investments	289,580	27,195	—	—

Increase (decrease) in net assets from operations	862,166	(299,633)	(376,767)	(179,689)

Contract transactions
Net contract purchase payments	24,233	5,617	302,685	386,164
Transfer payments from (to) other subaccounts or general account	6,618,994	(253,231)	(2,646,403)	1,755,482
Contract terminations, withdrawals, and other deductions	(829,534)	(193,262)	(6,499,167)	(10,702,670)
Contract maintenance charges	(6,556)	(2,233)	(72,591)	(57,406)

Increase (decrease) in net assets from contract transactions	5,807,137	(443,109)	(8,915,476)	(8,618,430)

Net increase (decrease) in net assets	6,669,303	(742,742)	(9,292,243)	(8,798,119)

Net assets:
Beginning of the period	1,026,748	1,769,490	28,083,995	36,882,114

End of the period	$7,696,051	$1,026,748	$18,791,752	$28,083,995

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP NASDAQ-100 Subaccount		ProFund VP Short Small-Cap Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(34,501)	$(16,556)	$(11,936)	$18,401
Net realized capital gains (losses) on investments	696,733	(400,635)	(405,861)	51,407
Net change in unrealized appreciation/depreciation of investments	309,758	(22,195)	(82,359)	(6,109)

Increase (decrease) in net assets from operations	971,990	(439,386)	(500,156)	63,699

Contract transactions
Net contract purchase payments	61,050	17,244	14,121	53,832
Transfer payments from (to) other subaccounts or general account	1,949,249	(269,265)	(50,712)	1,408,431
Contract terminations, withdrawals, and other deductions	(216,514)	(190,198)	(66,694)	(567,168)
Contract maintenance charges	(7,308)	(3,611)	(2,790)	(1,785)

Increase (decrease) in net assets from contract transactions	1,786,477	(445,830)	(106,075)	893,310

Net increase (decrease) in net assets	2,758,467	(885,216)	(606,231)	957,009

Net assets:
Beginning of the period	778,224	1,663,440	1,578,660	621,651

End of the period	$3,536,691	$778,224	$972,429	$1,578,660

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Small-Cap Subaccount		Access VP High Yield Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(20,623)	$(18,400)	$400,815	$136,542
Net realized capital gains (losses) on investments	148,239	(460,287)	(371,237)	(574,928)
Net change in unrealized appreciation/depreciation of investments	143,352	(1,549)	943,502	24,594

Increase (decrease) in net assets from operations	270,968	(480,236)	973,080	(413,792)

Contract transactions
Net contract purchase payments	16,198	34,096	6,310	29,225
Transfer payments from (to) other subaccounts or general account	372,758	334,391	(656,005)	9,882,062
Contract terminations, withdrawals, and other deductions	(163,027)	(240,761)	(1,066,340)	(558,102)
Contract maintenance charges	(5,226)	(3,822)	(10,278)	(1,892)

Increase (decrease) in net assets from contract transactions	220,703	123,904	(1,726,313)	9,351,293

Net increase (decrease) in net assets	491,671	(356,332)	(753,233)	8,937,501

Net assets:
Beginning of the period	1,140,193	1,496,525	8,951,400	13,899

End of the period	$1,631,864	$1,140,193	$8,198,167	$8,951,400

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Europe 30 Subaccount		ProFund VP Oil & Gas Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$5,203	$26,824	$(78,665)	$(92,944)
Net realized capital gains (losses) on investments	(136,266)	(776,688)	(1,287,549)	(1,140,551)
Net change in unrealized appreciation/depreciation of investments	165,796	(30,365)	2,015,241	(2,416,948)

Increase (decrease) in net assets from operations	34,733	(780,229)	649,027	(3,650,443)

Contract transactions
Net contract purchase payments	1,116	7,160	81,731	108,419
Transfer payments from (to) other subaccounts or general account	(23,432)	(3,059,251)	3,076,813	7,436,092
Contract terminations, withdrawals, and other deductions	(37,836)	(137,179)	(528,661)	(1,581,684)
Contract maintenance charges	(1,843)	(1,797)	(22,276)	(15,779)

Increase (decrease) in net assets from contract transactions	(61,995)	(3,191,067)	2,607,607	5,947,048

Net increase (decrease) in net assets	(27,262)	(3,971,296)	3,256,634	2,296,605

Net assets:
Beginning of the period	552,784	4,524,080	4,321,341	2,024,736

End of the period	$525,522	$552,784	$7,577,975	$4,321,341

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP UltraSmall-Cap Subaccount		ProFund VP Utilities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(13,104)	$(999)	$53,271	$44,259
Net realized capital gains (losses) on investments	90,013	(195,927)	(388,508)	(697,169)
Net change in unrealized appreciation/depreciation of investments	180,026	95,808	612,196	(347,285)

Increase (decrease) in net assets from operations	256,935	(101,118)	276,959	(1,000,195)

Contract transactions
Net contract purchase payments	4,895	1,666	12,248	57,640
Transfer payments from (to) other subaccounts or general account	972,834	613,265	5,297,668	(2,554,764)
Contract terminations, withdrawals, and other deductions	(156,316)	(23,136)	(279,032)	(852,700)
Contract maintenance charges	(3,653)	(711)	(7,449)	(6,903)

Increase (decrease) in net assets from contract transactions	817,760	591,084	5,023,435	(3,356,727)

Net increase (decrease) in net assets	1,074,695	489,966	5,300,394	(4,356,922)

Net assets:
Beginning of the period	698,011	208,045	1,732,913	6,089,835

End of the period	$1,772,706	$698,011	$7,033,307	$1,732,913

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Consumer Services Subaccount		ProFund VP Pharmaceuticals Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(2,152)	$(1,073)	$26,532	$23,492
Net realized capital gains (losses) on investments	16,514	(52,235)	(439,916)	(115,901)
Net change in unrealized appreciation/depreciation of investments	17,796	(11,314)	351,045	(232,999)

Increase (decrease) in net assets from operations	32,158	(64,622)	(62,339)	(325,408)

Contract transactions
Net contract purchase payments	312	1,731	27,270	24,675
Transfer payments from (to) other subaccounts or general account	34,186	102,822	(1,304,317)	2,787,523
Contract terminations, withdrawals, and other deductions	(10,982)	(3,479)	(212,263)	(117,623)
Contract maintenance charges	(1,467)	(219)	(10,551)	(3,314)

Increase (decrease) in net assets from contract transactions	22,049	100,855	(1,499,861)	2,691,261

Net increase (decrease) in net assets	54,207	36,233	(1,562,200)	2,365,853

Net assets:
Beginning of the period	43,755	7,522	2,419,534	53,681

End of the period	$97,962	$43,755	$857,334	$2,419,534

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Small-Cap Value Subaccount		ProFund VP Falling US Dollar Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(11,711)	$(3,602)	$10,819	$(47,762)
Net realized capital gains (losses) on investments	(75,034)	(96,048)	(66,678)	(462,654)
Net change in unrealized appreciation/depreciation of investments	271,180	(117,587)	52,628	(72,617)

Increase (decrease) in net assets from operations	184,435	(217,237)	(3,231)	(583,033)

Contract transactions
Net contract purchase payments	65,805	7,286	1,900	54,033
Transfer payments from (to) other subaccounts or general account	965,090	800,106	(114,131)	2,689,627
Contract terminations, withdrawals, and other deductions	(141,797)	(12,189)	(37,620)	(1,505,742)
Contract maintenance charges	(2,644)	(382)	(1,684)	(4,108)

Increase (decrease) in net assets from contract transactions	886,454	794,821	(151,535)	1,233,810

Net increase (decrease) in net assets	1,070,889	577,584	(154,766)	650,777

Net assets:
Beginning of the period	586,584	9,000	815,953	165,176

End of the period	$1,657,473	$586,584	$661,187	$815,953

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Emerging Markets Subaccount		ProFund VP International Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(81,926)	$(13,126)	$(30,786)	$711
Net realized capital gains (losses) on investments	585,370	(2,050,163)	280,628	(333,706)
Net change in unrealized appreciation/depreciation of investments	1,711,468	(295,707)	358,640	(13,466)

Increase (decrease) in net assets from operations	2,214,912	(2,358,996)	608,482	(346,461)

Contract transactions
Net contract purchase payments	95,380	51,661	16,610	10,469
Transfer payments from (to) other subaccounts or general account	9,938,537	3,837,917	2,971,331	635,064
Contract terminations, withdrawals, and other deductions	(843,526)	(619,553)	(409,767)	(70,806)
Contract maintenance charges	(19,707)	(5,915)	(5,809)	(1,057)

Increase (decrease) in net assets from contract transactions	9,170,684	3,264,110	2,572,365	573,670

Net increase (decrease) in net assets	11,385,596	905,114	3,180,847	227,209

Net assets:
Beginning of the period	2,355,960	1,450,846	388,536	161,327

End of the period	$13,741,556	$2,355,960	$3,569,383	$388,536

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Asia 30 Subaccount		ProFund VP Japan Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(13,658)	$(18,026)	$(1,179)	$9,361
Net realized capital gains (losses) on investments	(86,857)	(1,199,898)	29,421	(33,470)
Net change in unrealized appreciation/depreciation of investments	1,325,760	(870,763)	21,889	(16,363)

Increase (decrease) in net assets from operations	1,225,245	(2,088,687)	50,131	(40,472)

Contract transactions
Net contract purchase payments	20,127	39,574	—	2,491
Transfer payments from (to) other subaccounts or general account	2,511,533	991,499	17,981	69,641
Contract terminations, withdrawals, and other deductions	(330,445)	(297,437)	(6,502)	(4,581)
Contract maintenance charges	(13,801)	(9,447)	(36)	(16)

Increase (decrease) in net assets from contract transactions	2,187,414	724,189	11,443	67,535

Net increase (decrease) in net assets	3,412,659	(1,364,498)	61,574	27,063

Net assets:
Beginning of the period	2,252,927	3,617,425	39,463	12,400

End of the period	$5,665,586	$2,252,927	$101,037	$39,463

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Short NASDAQ-100 Subaccount		ProFund VP U.S. Government Plus Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(11,260)	$14,029	$(43,142)	$5,906
Net realized capital gains (losses) on investments	(347,303)	95,714	(156,707)	177,893
Net change in unrealized appreciation/depreciation of investments	(204,059)	21,724	(1,877,321)	1,621,798

Increase (decrease) in net assets from operations	(562,622)	131,467	(2,077,170)	1,805,597

Contract transactions
Net contract purchase payments	22,581	66,044	10,689	26,622
Transfer payments from (to) other subaccounts or general account	(219,018)	1,591,693	(3,278,712)	4,937,873
Contract terminations, withdrawals, and other deductions	(101,376)	(329,411)	(677,111)	(853,258)
Contract maintenance charges	(4,699)	(1,624)	(10,550)	(12,998)

Increase (decrease) in net assets from contract transactions	(302,512)	1,326,702	(3,955,684)	4,098,239

Net increase (decrease) in net assets	(865,134)	1,458,169	(6,032,854)	5,903,836

Net assets:
Beginning of the period	1,483,965	25,796	7,347,940	1,444,104

End of the period	$618,831	$1,483,965	$1,315,086	$7,347,940

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Basic Materials Subaccount		ProFund VP Financials Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(21,708)	$(45,613)	$12,459	$(647)
Net realized capital gains (losses) on investments	(1,019,197)	(1,411,393)	(185,796)	(524,731)
Net change in unrealized appreciation/depreciation of investments	2,447,847	(1,822,887)	617,566	(389,403)

Increase (decrease) in net assets from operations	1,406,942	(3,279,893)	444,229	(914,781)

Contract transactions
Net contract purchase payments	22,710	60,677	28,633	6,388
Transfer payments from (to) other subaccounts or general account	2,593,963	2,244,756	797,586	2,540,449
Contract terminations, withdrawals, and other deductions	(333,816)	(1,421,608)	(108,883)	(639,067)
Contract maintenance charges	(11,031)	(10,310)	(6,285)	(3,557)

Increase (decrease) in net assets from contract transactions	2,271,826	873,515	711,051	1,904,213

Net increase (decrease) in net assets	3,678,768	(2,406,378)	1,155,280	989,432

Net assets:
Beginning of the period	1,866,525	4,272,903	1,034,389	44,957

End of the period	$5,545,293	$1,866,525	$2,189,669	$1,034,389

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Precious Metals Subaccount		ProFund VP Telecommunications Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(35,064)	$68,423	$11,973	$12,421
Net realized capital gains (losses) on investments	(1,050,621)	(1,091,990)	(12,496)	(299,400)
Net change in unrealized appreciation/depreciation of investments	2,266,899	(1,293,838)	(15,919)	22,811

Increase (decrease) in net assets from operations	1,181,214	(2,317,405)	(16,442)	(264,168)

Contract transactions
Net contract purchase payments	57,537	91,842	1,871	3,772
Transfer payments from (to) other subaccounts or general account	2,857,565	5,495,576	(335,777)	907,450
Contract terminations, withdrawals, and other deductions	(783,050)	(1,280,939)	(14,885)	(72,152)
Contract maintenance charges	(21,840)	(14,623)	(843)	(240)

Increase (decrease) in net assets from contract transactions	2,110,212	4,291,856	(349,634)	838,830

Net increase (decrease) in net assets	3,291,426	1,974,451	(366,076)	574,662

Net assets:
Beginning of the period	4,737,751	2,763,300	596,382	21,720

End of the period	$8,029,177	$4,737,751	$230,306	$596,382

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Mid-Cap Subaccount		ProFund VP Short Emerging Markets Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(16,595)	$(8,576)	$(11,630)	$(7,534)
Net realized capital gains (losses) on investments	(77,652)	(213,336)	(838,452)	127,523
Net change in unrealized appreciation/depreciation of investments	349,567	(185,345)	174,326	(257,231)

Increase (decrease) in net assets from operations	255,320	(407,257)	(675,756)	(137,242)

Contract transactions
Net contract purchase payments	9,429	28,854	13,939	7,844
Transfer payments from (to) other subaccounts or general account	1,882,873	1,240,329	(396,381)	1,671,759
Contract terminations, withdrawals, and other deductions	(189,537)	(254,017)	(73,955)	(114,854)
Contract maintenance charges	(2,832)	(899)	(3,431)	(1,335)

Increase (decrease) in net assets from contract transactions	1,699,933	1,014,267	(459,828)	1,563,414

Net increase (decrease) in net assets	1,955,253	607,010	(1,135,584)	1,426,172

Net assets:
Beginning of the period	622,450	15,440	1,426,172	—

End of the period	$2,577,703	$622,450	$290,588	$1,426,172

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Short International Subaccount		Fidelity VIP Contrafund® Portfolio Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(26,032)	$(11,362)	$(59,437)	$(256,517)
Net realized capital gains (losses) on investments	(657,201)	276,841	(2,359,810)	203,605
Net change in unrealized appreciation/depreciation of investments	(121,685)	(229,712)	9,919,273	(20,788,930)

Increase (decrease) in net assets from operations	(804,918)	35,767	7,500,026	(20,841,842)

Contract transactions
Net contract purchase payments	22,439	7,701	254,953	497,420
Transfer payments from (to) other subaccounts or general account	(375,994)	2,269,583	(1,003,421)	(5,129,287)
Contract terminations, withdrawals, and other deductions	(174,524)	(113,454)	(1,917,150)	(4,685,241)
Contract maintenance charges	(8,409)	(1,973)	(91,165)	(100,938)

Increase (decrease) in net assets from contract transactions	(536,488)	2,161,857	(2,756,783)	(9,418,046)

Net increase (decrease) in net assets	(1,341,406)	2,197,624	4,743,243	(30,259,888)

Net assets:
Beginning of the period	2,197,624	—	24,626,115	54,886,003

End of the period	$856,218	$2,197,624	$29,369,358	$24,626,115

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity VIP Equity-Income Portfolio Subaccount		Fidelity VIP Growth Opportunities Portfolio Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$77,036	$123,708	$(37,619)	$(69,915)
Net realized capital gains (losses) on investments	(1,796,403)	(725,827)	(544,346)	86,727
Net change in unrealized appreciation/depreciation of investments	4,747,386	(9,840,265)	1,803,405	(4,198,227)

Increase (decrease) in net assets from operations	3,028,019	(10,442,384)	1,221,440	(4,181,415)

Contract transactions
Net contract purchase payments	238,602	344,860	62,194	77,043
Transfer payments from (to) other subaccounts or general account	(724,530)	(3,995,190)	367,223	(2,342,854)
Contract terminations, withdrawals, and other deductions	(1,128,883)	(3,209,236)	(338,753)	(667,432)
Contract maintenance charges	(40,155)	(49,688)	(10,817)	(12,831)

Increase (decrease) in net assets from contract transactions	(1,654,966)	(6,909,254)	79,847	(2,946,074)

Net increase (decrease) in net assets	1,373,053	(17,351,638)	1,301,287	(7,127,489)

Net assets:
Beginning of the period	11,890,200	29,241,838	2,756,770	9,884,259

End of the period	$13,263,253	$11,890,200	$4,058,057	$2,756,770

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity VIP Index 500 Portfolio Subaccount
	2009	2008
Operations
Net investment income (loss)	$1,192	$221
Net realized capital gains (losses) on investments	1,485	(1,063)
Net change in unrealized appreciation/depreciation of investments	46,466	(135,628)

Increase (decrease) in net assets from operations	49,143	(136,470)

Contract transactions
Net contract purchase payments	2,608	—
Transfer payments from (to) other subaccounts or general account	(5)	(12,574)
Contract terminations, withdrawals, and other deductions	(12,130)	(10,705)
Contract maintenance charges	(17)	(20)

Increase (decrease) in net assets from contract transactions	(9,544)	(23,299)

Net increase (decrease) in net assets	39,599	(159,769)

Net assets:
Beginning of the period	202,216	361,985

End of the period	$241,815	$202,216

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Series Annuity Account (the Mutual Fund Account or the Company) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (WRL) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Mutual Fund Account encompasses the following tax-deferred variable annuity contracts (the Contracts) issued by WRL:

Class A:

WRL Freedom Variable Annuity

WRL Freedom Attainer

Class B:

WRL Freedom Bellwether

WRL Freedom Conqueror

WRL Freedom Wealth Creator

WRL Freedom Premier

Class C:

WRL Freedom Premier

WRL Freedom Access

WRL Freedom Enhancer

Class D:

WRL Freedom Access

WRL Freedom Enhancer

Class F:

WRL Freedom Premier II

Class G:

WRL Freedom Premier II

WRL Freedom Access II

Class H:

WRL Freedom Enhancer II

Class I:

WRL Freedom Enhancer II

The Mutual Fund Account contains multiple investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding portfolio (the Portfolio) of a Series Fund. Each Series Fund is registered as an open-ended management investment company under the Investment Company Act of 1940, as amended.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund:

Transamerica Series Trust:

Transamerica JPMorgan Core Bond VP

Transamerica Asset Allocation - Conservative VP

Transamerica Asset Allocation - Growth VP

Transamerica Asset Allocation - Moderate Growth VP

Transamerica Asset Allocation - Moderate VP

Transamerica International Moderate Growth VP

Transamerica MFS International Equity VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Federated Market Opportunity VP

Transamerica Science & Technology VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Enhanced Index VP

Transamerica Marsico Growth VP

Transamerica BlackRock Large Cap Value VP

Transamerica AEGON High Yield Bond VP

Transamerica Munder Net50 VP

Transamerica PIMCO Total Return VP

Transamerica Focus VP

Transamerica T. Rowe Price Equity Income VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Templeton Global VP

Transamerica Third Avenue Value VP

Transamerica Balanced VP

Transamerica Convertible Securities VP

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Money Market VP

Transamerica Small/Mid Cap Value VP

Transamerica U.S. Government Securities VP

Transamerica Value Balanced VP

Transamerica Van Kampen Mid-Cap Growth VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Van Kampen Large-Cap Core VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Growth VP

Transamerica Foxhall Global Hard Asset VP

Transamerica Hanlon Balanced VP

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Transamerica Series Trust:

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

Variable Insurance Products Fund-Service Class 2:

Fidelity VIP Index 500

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Opportunities Portfolio

ProFunds:

ProFund VP Bull

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

Access VP High Yield

ProFund VP Europe 30

ProFund VP Oil & Gas

ProFund VP UltraSmall-Cap

ProFund VP Utilities

ProFund VP Consumer Services

ProFund VP Pharmaceuticals

ProFund VP Small-Cap Value

ProFund VP Falling US Dollar

ProFund VP Emerging Markets

ProFund VP International

ProFund VP Asia 30

ProFund VP Japan

ProFund VP Short NASDAQ-100

ProFund VP U.S. Government Plus

ProFund VP Basic Materials

ProFund VP Financials

ProFund VP Precious Metals

ProFund VP Telecommunications

ProFund VP Mid-Cap

ProFund VP Short Emerging Markets

ProFund VP Short International

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
International Moderate Growth Fund	May 1, 2006
ProFund VP Bull	June 12, 2006
ProFund VP Money Market	June 12, 2006
ProFund VP NASDAQ-100	June 12, 2006
ProFund VP Short Small-Cap	June 12, 2006
ProFund VP Small-Cap	June 12, 2006
Access VP High Yield	August 31, 2007
ProFund VP Europe 30	August 31, 2007
ProFund VP Oil & Gas	August 31, 2007
ProFund VP UltraSmall-Cap	August 31, 2007
ProFund VP Utilities	August 31, 2007
ProFund VP Consumer Services	August 31, 2007
ProFund VP Pharmaceuticals	August 31, 2007
ProFund VP Small-Cap Value	August 31, 2007
ProFund VP Falling US Dollar	August 31, 2007
ProFund VP Emerging Markets	August 31, 2007
ProFund VP International	August 31, 2007
ProFund VP Asia 30	August 31, 2007
ProFund VP Japan	August 31, 2007
ProFund VP Short NASDAQ-100	August 31, 2007
ProFund VP U.S. Government Plus	August 31, 2007
ProFund VP Basic Materials	August 31, 2007
ProFund VP Financials	August 31, 2007
ProFund VP Precious Metals	August 31, 2007
ProFund VP Telecommunications	August 31, 2007
ProFund VP Mid-Cap	August 31, 2007
ProFund VP Short Emerging Markets	August 31, 2007
ProFund VP Short International	August 31, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Van Kampen Large-Cap Core VP	April 30, 2009
Transamerica Foxhall Global Conservative VP	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP	November 19, 2009
Transamerica Foxhall Global Growth VP	November 19, 2009
Transamerica Foxhall Global Hard Asset VP	November 19, 2009
Transamerica Hanlon Balanced VP	November 19, 2009
Transamerica Hanlon Growth VP	November 19, 2009
Transamerica Hanlon Growth and Income VP	November 19, 2009
Transamerica Hanlon Managed Income VP	November 19, 2009

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica Van Kampen Large Cap Core VP	Transamerica Capital Guardian U.S. Equity VP
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica AEGON High Yield Bond VP	Transamerica MFS High Yield VP
Transamerica Focus VP	Transamerica Legg Mason Partners All Cap VP

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 165, Subsequent Events. See Note 8 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales
Transamerica Series Trust - Initial
Transamerica JPMorgan Core Bond VP	$19,285,512	$18,202,202
Transamerica Asset Allocation - Conservative VP	26,405,092	42,203,921
Transamerica Asset Allocation - Growth VP	21,295,381	25,005,708
Transamerica Asset Allocation - Moderate Growth VP	28,872,417	48,995,877
Transamerica Asset Allocation - Moderate VP	48,803,828	62,887,545
Transamerica International Moderate Growth VP	2,265,362	2,399,905
Transamerica MFS International Equity VP	4,494,743	13,046,609
Transamerica Clarion Global Real Estate Securities VP	4,867,594	11,065,776
Transamerica Federated Market Opportunity VP	19,970,807	24,988,809
Transamerica Science & Technology VP	4,013,195	2,482,003
Transamerica JPMorgan Mid Cap Value VP	933,029	3,569,372
Transamerica JPMorgan Enhanced Index VP	698,650	1,232,641
Transamerica Marsico Growth VP	5,238,620	7,107,066
Transamerica BlackRock Large Cap Value VP	23,359,553	13,324,616
Transamerica AEGON High Yield Bond VP	16,603,042	5,037,582
Transamerica Munder Net50 VP	5,263,040	2,750,395
Transamerica PIMCO Total Return VP	29,035,905	15,970,642
Transamerica Focus VP	1,228,724	6,517,174
Transamerica T. Rowe Price Equity Income VP	5,474,711	7,389,497
Transamerica T. Rowe Price Small Cap VP	5,500,413	6,081,646
Transamerica Templeton Global VP	2,548,127	17,189,591
Transamerica Third Avenue Value VP	10,590,822	21,212,110
Transamerica Balanced VP	3,888,468	3,595,275
Transamerica Convertible Securities VP	3,147,110	1,963,092
Transamerica Equity VP	4,065,702	42,831,166
Transamerica Growth Opportunities VP	3,219,089	7,551,150
Transamerica Money Market VP	29,175,039	99,436,508
Transamerica Small/Mid Cap Value VP	8,475,088	10,145,765
Transamerica U.S. Government Securities VP	9,056,392	19,621,055
Transamerica Value Balanced VP	5,421,291	27,220,548
Transamerica Van Kampen Mid-Cap Growth VP	4,854,011	16,069,118

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Transamerica Series Trust - Service
Transamerica JPMorgan Core Bond VP	$505,255	$442,042
Transamerica Asset Allocation - Conservative VP	1,212,366	1,799,399
Transamerica Asset Allocation - Growth VP	1,226,417	1,034,452
Transamerica Asset Allocation - Moderate Growth VP	1,268,544	1,680,272
Transamerica Asset Allocation - Moderate VP	872,728	2,633,976
Transamerica International Moderate Growth VP	68,644	97,001
Transamerica MFS International Equity VP	32,305	77,198
Transamerica Clarion Global Real Estate Securities VP	142,536	567,935
Transamerica Federated Market Opportunity VP	390,509	524,650
Transamerica Science & Technology VP	90,837	60,788
Transamerica JPMorgan Mid Cap Value VP	20,948	29,947
Transamerica JPMorgan Enhanced Index VP	475,791	527,451
Transamerica Marsico Growth VP	31,964	31,423
Transamerica BlackRock Large Cap Value VP	274,913	167,338
Transamerica AEGON High Yield Bond VP	372,996	96,711
Transamerica Munder Net50 VP	110,013	105,712
Transamerica PIMCO Total Return VP	591,239	431,016
Transamerica Focus VP	24,961	63,506
Transamerica T. Rowe Price Equity Income VP	175,251	294,629
Transamerica T. Rowe Price Small Cap VP	61,035	86,663
Transamerica Templeton Global VP	96,754	150,596
Transamerica Third Avenue Value VP	407,845	794,782
Transamerica Balanced VP	21,083	30,393
Transamerica Convertible Securities VP	71,142	60,893
Transamerica Equity VP	138,612	345,256
Transamerica Growth Opportunities VP	175,047	441,111
Transamerica Money Market VP	1,362,808	3,590,513
Transamerica Small/Mid Cap Value VP	387,729	247,006
Transamerica U.S. Government Securities VP	1,008,501	1,210,140
Transamerica Value Balanced VP	23,482	132,828
Transamerica Van Kampen Mid-Cap Growth VP	314,462	244,946
Transamerica Index 50 VP	206,864	88,884
Transamerica Index 75 VP	1,026,667	374,918
Transamerica Van Kampen Large-Cap Core VP	11,717,009	1,946,372
Transamerica Foxhall Global Conservative VP	391,936	137
Transamerica Foxhall Emerging Markets/Pacific Rim VP	722,789	21,633
Transamerica Foxhall Global Growth VP	715,119	423
Transamerica Foxhall Global Hard Asset VP	582,554	21,743
Transamerica Hanlon Balanced VP	498,000	704
Transamerica Hanlon Growth VP	160,791	134
Transamerica Hanlon Growth and Income VP	335,577	188
Transamerica Hanlon Managed Income VP	2,793,584	35,793

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

2.	Investments (continued)

	Purchases	Sales
ProFunds Trust
ProFund VP Bull	$18,279,911	$12,475,133
ProFund VP Money Market	80,495,348	89,787,600
ProFund VP NASDAQ-100	10,565,290	8,813,782
ProFund VP Short Small-Cap	11,095,169	11,213,003
ProFund VP Small-Cap	12,196,727	11,996,774
Access VP High Yield	12,596,169	13,921,666
ProFund VP Europe 30	2,071,184	2,127,974
ProFund VP Oil & Gas	6,564,632	3,347,062
ProFund VP UltraSmall-Cap	9,125,525	8,320,869
ProFund VP Utilities	6,561,110	1,484,403
ProFund VP Consumer Services	900,135	880,237
ProFund VP Pharmaceuticals	3,499,847	4,973,178
ProFund VP Small-Cap Value	2,982,599	2,107,855
ProFund VP Falling US Dollar	970,048	1,110,763
ProFund VP Emerging Markets	16,455,957	7,367,147
ProFund VP International	6,940,581	4,399,001
ProFund VP Asia 30	7,481,430	4,806,518
ProFund VP Japan	832,331	822,066
ProFund VP Short NASDAQ-100	3,233,201	3,546,919
ProFund VP U.S. Government Plus	4,730,197	7,833,064
ProFund VP Basic Materials	5,734,102	3,483,981
ProFund VP Financials	2,962,944	2,239,432
ProFund VP Precious Metals	10,042,422	7,967,273
ProFund VP Telecommunications	598,638	936,299
ProFund VP Mid-Cap	4,103,353	2,420,016
ProFund VP Short Emerging Markets	1,720,723	2,192,183
ProFund VP Short International	3,660,851	4,083,620
Fidelity Variable Insurance Products Fund-Service Class 2:
Fidelity Variable Insurance Products Fund-Service Class 2:
Fidelity VIP Contrafund® Portfolio	1,640,084	4,449,173
Fidelity VIP Equity-Income Portfolio	1,326,465	2,904,340
Fidelity VIP Growth Opportunities Portfolio	843,861	801,390
Fidelity VIP Index 500 Portfolio	12,242	15,981

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Units outstanding at January 1, 2008	3,930,379	9,934,381	17,304,976	33,517,719	29,569,754
Units purchased	39,109	93,032	269,394	360,953	219,629
Units redeemed and transferred	(652,466)	1,391,740	(3,921,570)	(9,031,011)	(8,387,029)

Units outstanding at December 31, 2008	3,317,022	11,419,153	13,652,800	24,847,661	21,402,354
Units purchased	30,301	89,701	140,207	286,577	106,803
Units redeemed and transferred	(75,667)	(2,084,039)	(1,778,703)	(3,953,314)	(2,930,537)

Units outstanding at December 31, 2009	3,271,656	9,424,815	12,014,304	21,180,924	18,578,620

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount
Units outstanding at January 1, 2008	1,256,678	7,787,933	3,606,487	5,522,141	3,979,137
Units purchased	14,273	86,421	24,236	60,347	39,258
Units redeemed and transferred	(339,579)	(1,949,807)	(1,235,057)	(1,369,818)	(1,656,635)

Units outstanding at December 31, 2008	931,372	5,924,547	2,395,666	4,212,670	2,361,760
Units purchased	35,341	54,136	28,889	27,882	28,881
Units redeemed and transferred	(95,362)	(1,206,793)	(408,090)	(657,005)	432,650

Units outstanding at December 31, 2009	871,351	4,771,890	2,016,465	3,583,547	2,823,291

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount
Units outstanding at January 1, 2008	2,194,173	736,654	3,178,806	4,006,872	796,540
Units purchased	—	6,549	30,697	40,533	5,946
Units redeemed and transferred	(665,796)	(143,572)	(656,200)	(1,193,883)	(210,471)

Units outstanding at December 31, 2008	1,528,377	599,631	2,553,303	2,853,522	592,015
Units purchased	4,084	40,385	41,268	32,823	1,936
Units redeemed and transferred	(280,006)	(117,730)	(339,076)	475,221	982,971

Units outstanding at December 31, 2009	1,252,455	522,286	2,255,495	3,361,566	1,576,922

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Units outstanding at January 1, 2008	1,646,784	3,598,331	4,266,611	4,944,134	2,815,438
Units purchased	16,439	36,154	46,727	46,437	28,512
Units redeemed and transferred	(630,415)	514,167	(1,363,645)	(1,536,769)	(737,340)

Units outstanding at December 31, 2008	1,032,808	4,148,652	2,949,693	3,453,802	2,106,610
Units purchased	18,791	28,263	28,230	50,172	14,638
Units redeemed and transferred	288,443	630,072	(550,097)	(434,490)	(158,133)

Units outstanding at December 31, 2009	1,340,042	4,806,987	2,427,826	3,069,484	1,963,115

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Units outstanding at January 1, 2008	6,514,678	7,826,949	2,388,002	1,132,087	37,063,810
Units purchased	52,844	69,982	25,198	12,003	402,726
Units redeemed and transferred	(1,465,085)	(2,296,405)	(1,377,226)	(379,662)	(7,949,255)

Units outstanding at December 31, 2008	5,102,437	5,600,526	1,035,974	764,428	29,517,281
Units purchased	46,111	54,825	12,476	7,635	158,864
Units redeemed and transferred	(773,788)	(1,000,769)	1,741	63,867	(4,033,693)

Units outstanding at December 31, 2009	4,374,760	4,654,582	1,050,191	835,930	25,642,452

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount
Units outstanding at January 1, 2008	4,146,517	7,219,470	2,563,485	751,617	9,572,838
Units purchased	47,811	122,827	28,366	27,809	77,472
Units redeemed and transferred	(1,278,838)	4,152,509	(234,208)	1,874,512	(2,126,152)

Units outstanding at December 31, 2008	2,915,490	11,494,806	2,357,643	2,653,938	7,524,158
Units purchased	26,713	234,477	29,184	26,728	51,512
Units redeemed and transferred	(446,148)	(5,111,658)	(256,945)	(912,316)	(1,564,754)

Units outstanding at December 31, 2009	2,496,055	6,617,625	2,129,882	1,768,350	6,010,916

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	Transamerica Van Kampen Large-Cap Core VP Subaccount	Transamerica Foxhall Global Conservative VP Subaccount(1)
Units outstanding at January 1, 2008	5,504,109	—	—	—	—
Units purchased	62,336	8	8	—	—
Units redeemed and transferred	(1,288,816)	1,020	149,326	—	—

Units outstanding at December 31, 2008	4,277,629	1,028	149,334	—	—
Units purchased	47,238	145	1,558	428	5
Units redeemed and transferred	(410,754)	15,558	88,802	980,780	397,252

Units outstanding at December 31, 2009	3,914,113	16,731	239,694	981,208	397,257

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Foxhall Emerging Markets/Pacific Rim VP Subaccount(1)	Transamerica Foxhall Global Growth VP Subaccount(1)	Transamerica Foxhall Global Hard Asset VP Subaccount(1)	Transamerica Hanlon Balanced VP Subaccount(1)	Transamerica Hanlon Growth VP Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—
Units purchased	5	4	4	5	5
Units redeemed and transferred	701,490	718,252	569,309	496,084	159,388

Units outstanding at December 31, 2009	701,495	718,256	569,313	496,089	159,393

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Hanlon Growth and Income VP Subaccount(1)	Transamerica Hanlon Managed Income VP Subaccount(1)	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount
Units outstanding at January 1, 2008	—	—	151,656	3,552,708	125,823
Units purchased	—	—	501	32,757	1,291
Units redeemed and transferred	—	—	(8,938)	(864,558)	(23,294)

Units outstanding at December 31, 2008	—	—	143,219	2,720,907	103,820
Units purchased	4	96	2,789	29,585	6,205
Units redeemed and transferred	332,814	2,752,099	729,353	(902,182)	205,011

Units outstanding at December 31, 2009	332,818	2,752,195	875,361	1,848,310	315,036

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	Access VP High Yield Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount
Units outstanding at January 1, 2008	68,537	138,369	1,348	439,481	185,596
Units purchased	4,936	3,471	2,778	632	9,278
Units redeemed and transferred	69,028	23,783	919,357	(342,828)	442,271

Units outstanding at December 31, 2008	142,501	165,623	923,483	97,285	637,145
Units purchased	1,301	2,395	652	188	11,730
Units redeemed and transferred	(12,124)	22,675	(190,534)	(26,510)	332,032

Units outstanding at December 31, 2009	131,678	190,693	733,601	70,963	980,907

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small-Cap Value Subaccount
Units outstanding at January 1, 2008	23,466	566,692	822	5,369	982
Units purchased	207	5,638	171	2,619	332
Units redeemed and transferred	212,936	(336,354)	6,068	296,940	92,306

Units outstanding at December 31, 2008	236,609	235,976	7,061	304,928	93,620
Units purchased	1,449	1,669	17	3,529	10,616
Units redeemed and transferred	195,826	639,260	5,181	(214,747)	118,796

Units outstanding at December 31, 2009	433,884	876,905	12,259	93,710	223,032

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Japan Subaccount
Units outstanding at January 1, 2008	15,608	126,444	15,962	309,540	1,358
Units purchased	4,709	4,683	989	3,117	299
Units redeemed and transferred	62,054	286,342	53,210	85,070	5,752

Units outstanding at December 31, 2008	82,371	417,469	70,161	397,727	7,409
Units purchased	193	11,936	2,521	926	—
Units redeemed and transferred	(17,025)	1,090,754	451,379	258,791	10,004

Units outstanding at December 31, 2009	65,539	1,520,159	524,061	657,444	17,413

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount
Units outstanding at January 1, 2008	2,649	133,467	384,152	5,201	234,605
Units purchased	5,951	2,061	5,026	732	7,270
Units redeemed and transferred	95,749	324,393	(38,832)	239,573	347,061

Units outstanding at December 31, 2008	104,349	459,921	350,346	245,506	588,936
Units purchased	1,798	835	2,883	6,693	6,373
Units redeemed and transferred	(31,757)	(336,829)	296,458	205,909	152,696

Units outstanding at December 31, 2009	74,390	123,927	649,687	458,108	748,005

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount
Units outstanding at January 1, 2008	2,276	1,582	—	—	3,635,311
Units purchased	138	2,660	172	193	30,895
Units redeemed and transferred	94,188	100,752	132,512	163,803	(780,138)

Units outstanding at December 31, 2008	96,602	104,994	132,684	163,996	2,886,068
Units purchased	298	1,454	1,485	1,533	29,829
Units redeemed and transferred	(61,616)	225,171	(80,700)	(72,615)	(340,330)

Units outstanding at December 31, 2009	35,284	331,619	53,469	92,914	2,575,567

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Equity- Income Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Index 500 Portfolio Subaccount
Units outstanding at January 1, 2008	2,022,483	986,360	27,559
Units purchased	21,461	6,912	—
Units redeemed and transferred	(585,855)	(370,702)	(2,599)

Units outstanding at December 31, 2008	1,458,089	622,570	24,960
Units purchased	24,838	8,657	—
Units redeemed and transferred	(212,621)	7,289	(911)

Units outstanding at December 31, 2009	1,270,306	638,516	24,049

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica JPMorgan Core Bond VP
	12/31/2009		3,271,656	$33.70	to	$12.23	$80,164,420	4.59%	1.25%	to	1.80%	8.23%	to	7.45%
	12/31/2008		3,317,022	31.14	to	11.38	75,963,034	4.18	1.25	to	1.80	4.28	to	3.39
	12/31/2007		3,930,379	29.86	to	11.01	85,872,561	5.05	1.25	to	1.80	5.62	to	4.72
	12/31/2006		4,949,500	28.27	to	10.51	100,664,163	5.14	1.25	to	1.80	2.63	to	1.79
	12/31/2005		6,421,063	27.55	to	10.33	125,153,390	5.08	1.25	to	1.80	1.03	to	0.25

Transamerica Asset Allocation - Conservative VP
	12/31/2009		9,424,815	14.07	to	12.91	125,197,975	4.11	1.25	to	1.80	23.68	to	22.70
	12/31/2008		11,419,153	11.41	to	10.50	122,941,127	3.10	1.25	to	1.80	(22.16)	to	(22.80)
	12/31/2007		9,934,381	14.70	to	13.56	137,735,465	2.89	1.25	to	1.80	5.06	to	4.26
	12/31/2006		10,227,657	14.02	to	12.97	135,219,001	3.23	1.25	to	1.80	8.09	to	7.20
	12/31/2005		11,538,664	13.01	to	12.07	141,292,086	2.63	1.25	to	1.80	3.88	to	3.14

Transamerica Asset Allocation - Growth VP
	12/31/2009		12,014,304	14.31	to	11.65	144,796,048	2.71	1.25	to	1.80	28.22	to	27.25
	12/31/2008		13,652,800	11.19	to	9.14	128,509,780	2.82	1.25	to	1.80	(40.38)	to	(40.83)
	12/31/2007		17,304,976	18.80	to	15.41	273,992,480	2.18	1.25	to	1.80	6.42	to	5.62
	12/31/2006		19,577,510	17.71	to	14.56	291,511,214	0.92	1.25	to	1.80	14.19	to	13.23
	12/31/2005		19,198,999	15.55	to	12.82	250,701,556	0.46	1.25	to	1.80	10.85	to	9.93

Transamerica Asset Allocation - Moderate Growth VP
	12/31/2009		21,180,924	14.61	to	12.46	272,762,010	3.31	1.25	to	1.80	26.58	to	25.61
	12/31/2008		24,847,661	11.57	to	9.90	253,209,304	2.85	1.25	to	1.80	(33.60)	to	(34.11)
	12/31/2007		33,517,719	17.46	to	14.99	515,310,475	2.31	1.25	to	1.80	6.47	to	5.65
	12/31/2006		37,652,024	16.44	to	14.15	544,497,238	1.58	1.25	to	1.80	12.43	to	11.52
	12/31/2005		36,700,121	14.66	to	12.66	472,800,240	1.11	1.25	to	1.80	8.55	to	7.76

Transamerica Asset Allocation - Moderate VP
	12/31/2009		18,578,620	14.57	to	12.92	247,388,006	4.21	1.25	to	1.80	24.84	to	23.97
	12/31/2008		21,402,354	11.69	to	10.41	228,797,389	3.21	1.25	to	1.80	(26.88)	to	(27.50)
	12/31/2007		29,569,754	16.04	to	14.31	433,193,070	2.90	1.25	to	1.80	6.62	to	5.82
	12/31/2006		33,544,099	15.08	to	13.50	461,798,896	2.56	1.25	to	1.80	10.10	to	9.24
	12/31/2005		35,529,545	13.73	to	12.32	445,105,148	1.84	1.25	to	1.80	6.11	to	5.22

Transamerica International Moderate Growth VP
	12/31/2009		871,351	8.97	to	8.71	7,769,103	2.66	1.25	to	1.80	28.09	to	27.04
	12/31/2008		931,372	7.00	to	6.86	6,492,700	2.22	1.25	to	1.80	(36.91)	to	(37.45)
	12/31/2007		1,256,678	11.10	to	10.96	13,915,831	1.25	1.25	to	1.80	7.34	to	6.56
	12/31/2006	(1)	414,456	10.34	to	10.29	4,281,283	—	1.25	to	1.80	3.43	to	2.85

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica MFS International Equity VP
	12/31/2009	4,771,890	$17.15	to	$15.67	$54,905,876	2.68%	1.25%	to	2.50%	31.05%	to	52.14%
	12/31/2008	5,924,547	13.13	to	6.85	51,864,041	5.03	1.25	to	1.80	(36.09)	to	(36.69)
	12/31/2007	7,787,933	20.63	to	10.77	107,503,153	0.92	1.25	to	1.80	7.80	to	6.93
	12/31/2006	9,827,945	19.19	to	10.05	126,026,993	1.40	1.25	to	1.80	21.55	to	20.74
	12/31/2005	8,713,637	15.80	to	8.31	92,952,081	0.75	1.25	to	1.80	11.47	to	10.42

Transamerica Clarion Global Real Estate Securities VP
	12/31/2009	2,016,465	22.03	to	17.45	45,224,219	0.00	1.25	to	2.50	31.77	to	76.90
	6/1/1900	2,395,666	16.72	to	13.26	40,789,132	6.38	1.25	to	1.80	(43.09)	to	(43.52)
	1/22/1900	3,606,487	29.38	to	23.48	107,689,791	5.75	1.25	to	1.80	(7.86)	to	(8.56)
	1/0/1900	5,872,379	31.89	to	25.68	190,561,663	1.37	1.25	to	1.80	40.51	to	39.39
	1/25/1900	5,672,917	22.70	to	18.42	130,645,633	1.67	1.25	to	1.80	12.07	to	11.17

Transamerica Federated Market Opportunity VP
	12/31/2009	3,583,547	30.05	to	12.33	97,393,233	3.15	1.25	to	1.80	2.91	to	2.11
	6/1/1900	4,212,670	29.20	to	12.08	111,800,809	4.28	1.25	to	1.80	(5.71)	to	(6.34)
	1/22/1900	5,522,141	30.97	to	12.90	156,409,561	3.57	1.25	to	1.80	(1.71)	to	(2.46)
	1/0/1900	7,934,884	31.51	to	13.22	230,398,865	1.63	1.25	to	1.80	1.49	to	0.65
	1/25/1900	10,581,649	31.05	to	13.14	301,353,975	2.21	1.25	to	1.80	3.66	to	2.86

Transamerica Science & Technology VP
	12/31/2009	2,823,291	14.38	to	4.00	11,807,467	—	1.25	to	1.80	55.94	to	54.98
	6/1/1900	2,361,760	9.22	to	2.58	6,337,544	—	1.25	to	1.80	(49.23)	to	(49.78)
	1/22/1900	3,979,137	18.26	to	5.11	21,123,844	—	1.25	to	1.80	31.11	to	30.15
	1/0/1900	3,404,620	13.95	to	3.92	13,775,958	—	1.25	to	1.80	(0.24)	to	(1.03)
	1/25/1900	5,210,793	14.02	to	3.95	21,230,356	0.38	1.25	to	1.80	0.80	to	0.05

Transamerica JPMorgan Mid Cap Value VP
	12/31/2009	1,252,455	14.94	to	14.03	18,374,400	1.79	1.25	to	1.80	24.85	to	23.89
	6/1/1900	1,528,377	11.96	to	11.30	17,992,062	1.35	1.25	to	1.80	(33.71)	to	(34.27)
	1/22/1900	2,194,173	18.05	to	17.14	39,024,524	0.95	1.25	to	1.80	1.56	to	0.71
	1/0/1900	2,908,161	17.77	to	16.97	50,994,113	0.79	1.25	to	1.80	15.80	to	14.88
	1/25/1900	4,123,831	15.35	to	14.74	62,500,814	0.22	1.25	to	1.80	7.80	to	6.92

Transamerica JPMorgan Enhanced Index VP
	12/31/2009	522,286	12.50	to	10.31	5,566,176	2.06	1.25	to	1.80	27.99	to	27.03
	6/1/1900	599,631	9.79	to	8.10	5,007,335	5.61	1.25	to	1.80	(38.13)	to	(38.63)
	1/22/1900	736,654	15.86	to	13.16	9,960,369	1.16	1.25	to	1.80	3.24	to	2.45
	1/0/1900	933,322	15.40	to	12.82	12,239,186	0.93	1.25	to	1.80	13.88	to	12.92
	1/25/1900	1,250,274	13.56	to	11.32	14,407,739	1.14	1.25	to	1.80	2.18	to	1.36

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Marsico Growth VP
	12/31/2009	2,255,495	$12.59	to	$13.85	$19,364,261	0.84%	1.25%	to	2.50%	25.07%	to	39.53%
	6/1/1900	2,553,303	10.09	to	6.18	17,473,707	0.77	1.25	to	1.80	(41.68)	to	(42.18)
	1/22/1900	3,178,806	17.35	to	10.66	37,496,608	0.02	1.25	to	1.80	18.91	to	18.00
	1/0/1900	3,320,873	14.63	to	9.01	32,843,349	0.12	1.25	to	1.80	4.06	to	3.29
	1/25/1900	4,318,109	14.08	to	8.71	41,199,046	0.08	1.25	to	1.80	7.24	to	6.29

Transamerica BlackRock Large Cap Value VP
	12/31/2009	3,361,566	19.54	to	13.92	61,049,942	1.41	1.25	to	1.80	12.58	to	11.70
	6/1/1900	2,853,522	17.36	to	12.44	46,114,915	0.89	1.25	to	1.80	(34.71)	to	(35.23)
	1/22/1900	4,006,872	26.58	to	19.15	99,666,557	0.91	1.25	to	1.80	3.34	to	2.49
	1/0/1900	5,389,122	25.72	to	18.63	129,910,743	0.49	1.25	to	1.80	15.47	to	14.55
	1/25/1900	6,024,737	22.28	to	16.22	125,925,505	0.70	1.25	to	1.80	14.50	to	13.67

Transamerica AEGON High Yield Bond VP
	12/31/2009	1,576,922	14.04	to	13.33	21,867,223	10.41	1.25	to	1.80	45.42	to	44.26
	6/1/1900	592,015	9.65	to	9.24	5,664,853	8.97	1.25	to	1.80	(26.13)	to	(26.79)
	1/22/1900	796,540	13.07	to	12.62	10,333,130	4.91	1.25	to	1.80	0.59	to	(0.08)
	1/0/1900	1,862,433	12.99	to	12.63	24,058,340	11.05	1.25	to	1.80	9.57	to	8.65
	1/25/1900	1,703,957	11.85	to	11.63	20,112,096	10.21	1.25	to	1.80	0.55	to	(0.30)

Transamerica Munder Net50 VP
	12/31/2009	1,340,042	17.98	to	17.02	14,535,284	—	1.25	to	2.50	70.67	to	63.29
	6/1/1900	1,032,808	10.55	to	5.85	6,578,077	3.89	1.25	to	1.80	(44.23)	to	(44.69)
	1/22/1900	1,646,784	18.98	to	10.54	18,918,145	—	1.25	to	1.80	15.59	to	14.72
	1/0/1900	2,021,751	16.45	to	9.17	19,979,428	—	1.25	to	1.80	(1.24)	to	(2.06)
	1/25/1900	2,464,060	16.71	to	9.33	24,995,320	—	1.25	to	1.80	6.73	to	5.86

Transamerica PIMCO Total Return VP
	12/31/2009	4,806,987	13.86	to	12.22	65,766,057	6.58	1.25	to	1.80	14.60	to	13.70
	6/1/1900	4,148,652	12.10	to	10.75	49,578,177	5.89	1.25	to	1.80	(4.00)	to	(4.79)
	1/22/1900	3,598,331	12.60	to	11.29	44,839,900	2.62	1.25	to	1.80	7.60	to	6.87
	1/0/1900	4,017,933	11.71	to	10.56	46,578,057	3.31	1.25	to	1.80	2.92	to	2.05
	1/25/1900	4,664,844	11.38	to	10.35	52,695,711	1.79	1.25	to	1.80	1.06	to	0.22

Transamerica Focus VP
	12/31/2009	2,427,826	13.77	to	11.94	32,581,427	2.56	1.25	to	1.80	26.33	to	25.31
	6/1/1900	2,949,693	10.90	to	9.50	31,384,109	1.99	1.25	to	1.80	(37.15)	to	(37.67)
	1/22/1900	4,266,611	17.34	to	15.20	72,439,739	1.28	1.25	to	1.80	(0.22)	to	(1.03)
	1/0/1900	5,655,405	17.38	to	15.32	96,306,893	0.96	1.25	to	1.80	17.09	to	16.19
	1/25/1900	7,358,240	14.84	to	13.15	107,180,989	0.58	1.25	to	1.80	2.79	to	1.96

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica T. Rowe Price Equity Income VP
	12/31/2009	3,069,484	$13.12	to	$10.59	$31,895,926	3.96%	1.25%	to	1.80%	23.87%	to	22.95%
	6/1/1900	3,453,802	10.62	to	8.60	28,993,532	3.46	1.25	to	1.80	(36.76)	to	(37.33)
	1/22/1900	4,944,134	16.85	to	13.67	65,701,024	2.14	1.25	to	1.80	2.04	to	1.23
	1/0/1900	5,487,297	16.55	to	13.47	71,409,089	1.81	1.25	to	1.80	17.49	to	16.60
	1/25/1900	6,134,141	14.12	to	11.53	68,001,769	1.83	1.25	to	1.80	2.82	to	1.96

Transamerica T. Rowe Price Small Cap VP
	12/31/2009	1,963,115	14.94	to	9.88	23,170,122	—	1.25	to	1.80	36.99	to	35.88
	6/1/1900	2,106,610	10.93	to	7.25	18,131,232	1.60	1.25	to	1.80	(37.04)	to	(37.53)
	1/22/1900	2,815,438	17.41	to	11.58	38,755,508	—	1.25	to	1.80	8.25	to	7.33
	1/0/1900	3,459,569	16.13	to	10.75	44,109,717	—	1.25	to	1.80	2.31	to	1.50
	1/25/1900	6,205,377	15.80	to	10.57	78,222,884	—	1.25	to	1.80	9.24	to	8.43

Transamerica Templeton Global VP
	12/31/2009	4,374,760	31.05	to	6.42	117,672,055	1.48	1.25	to	1.80	26.74	to	25.59
	6/1/1900	5,102,437	24.50	to	5.10	107,632,808	1.86	1.25	to	1.80	(44.37)	to	(44.81)
	1/22/1900	6,514,678	44.04	to	9.21	246,429,579	1.49	1.25	to	1.80	13.82	to	12.94
	1/0/1900	7,483,536	38.69	to	8.14	256,653,050	1.24	1.25	to	1.80	17.32	to	16.34
	1/25/1900	9,167,189	32.98	to	6.98	269,537,666	1.02	1.25	to	1.80	6.14	to	5.32

Transamerica Third Avenue Value VP
	12/31/2009	4,654,582	22.32	to	15.59	102,001,543	—	1.25	to	2.50	33.21	to	55.54
	6/1/1900	5,600,526	16.76	to	12.42	92,217,261	4.81	1.25	to	1.80	(41.88)	to	(42.33)
	1/22/1900	7,826,949	28.83	to	21.54	221,933,368	3.73	1.25	to	1.80	(0.05)	to	(0.85)
	1/0/1900	10,382,792	28.85	to	21.72	294,909,876	0.77	1.25	to	1.80	14.63	to	13.73
	1/25/1900	11,488,858	25.17	to	19.10	285,137,477	0.55	1.25	to	1.80	17.34	to	16.36

Transamerica Balanced VP
	12/31/2009	1,050,191	12.77	to	11.96	12,942,351	1.88	1.25	to	1.80	24.74	to	23.71
	6/1/1900	1,035,974	10.27	to	9.64	10,259,932	1.56	1.25	to	1.80	(33.24)	to	(33.77)
	1/22/1900	2,388,002	15.42	to	14.52	35,498,397	1.08	1.25	to	1.80	12.20	to	11.36
	1/0/1900	2,397,390	13.77	to	13.01	31,796,183	1.02	1.25	to	1.80	7.77	to	6.81
	1/25/1900	1,617,385	12.82	to	12.14	19,934,062	1.39	1.25	to	1.80	6.63	to	5.87

Transamerica Convertible Securities VP
	12/31/2009	835,930	13.59	to	12.88	11,075,967	3.67	1.25	to	1.80	29.68	to	28.85
	6/1/1900	764,428	10.49	to	9.98	7,827,396	5.36	1.25	to	1.80	(37.66)	to	(38.12)
	1/22/1900	1,132,087	16.86	to	16.10	18,635,643	1.89	1.25	to	1.80	17.16	to	16.19
	1/0/1900	1,322,132	14.43	to	13.82	18,606,310	1.56	1.25	to	1.80	9.53	to	8.69
	1/25/1900	1,473,438	13.20	to	12.68	18,965,023	2.27	1.25	to	1.80	2.60	to	1.70

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Equity VP
	12/31/2009	25,642,452	$13.23	to	$14.42	$310,379,271	0.94%	1.25%	to	2.50%	27.60%	to	47.62%
	6/1/1900	29,517,281	10.39	to	9.20	280,216,434	0.22	1.25	to	1.80	(46.68)	to	(47.13)
	1/22/1900	37,063,810	19.55	to	17.35	660,343,939	—	1.25	to	1.80	14.84	to	13.98
	1/0/1900	47,899,702	17.06	to	15.19	743,273,921	—	1.25	to	1.80	7.37	to	6.46
	1/25/1900	19,219,932	15.93	to	14.23	277,797,343	0.35	1.25	to	1.80	15.09	to	14.21

Transamerica Growth Opportunities VP
	12/31/2009	2,496,055	16.36	to	15.32	33,397,391	0.33	1.25	to	2.50	35.17	to	51.46
	6/1/1900	2,915,490	12.13	to	9.60	28,909,589	3.36	1.25	to	1.80	(41.64)	to	(42.11)
	1/22/1900	4,146,517	20.84	to	16.55	70,614,007	0.04	1.25	to	1.80	21.56	to	20.56
	1/0/1900	5,244,600	17.19	to	13.69	73,441,515	0.22	1.25	to	1.80	3.80	to	3.03
	1/25/1900	5,979,068	16.60	to	13.26	80,742,723	—	1.25	to	1.80	14.79	to	13.87

Transamerica Money Market VP
	12/31/2009	6,617,625	17.37	to	10.29	95,663,650	0.15	1.25	to	1.80	(1.11)	to	(1.76)
	6/1/1900	11,494,806	17.56	to	10.48	168,188,934	2.31	1.25	to	1.80	1.13	to	0.35
	1/22/1900	7,219,470	17.36	to	10.44	104,097,020	4.93	1.25	to	1.80	3.73	to	2.90
	1/0/1900	7,073,897	16.74	to	10.14	98,729,624	4.69	1.25	to	1.80	3.43	to	2.61
	1/25/1900	8,677,889	16.19	to	9.89	116,546,121	2.93	1.25	to	1.80	1.61	to	0.80

Transamerica Small/Mid Cap Value VP
	12/31/2009	2,129,882	14.99	to	16.22	31,539,154	3.21	1.25	to	2.50	41.45	to	62.46
	6/1/1900	2,357,643	10.62	to	10.10	24,662,462	1.91	1.25	to	1.80	(41.60)	to	(42.10)
	1/22/1900	2,563,485	18.24	to	17.39	45,983,475	0.93	1.25	to	1.80	23.19	to	22.18
	1/0/1900	2,508,930	14.85	to	14.19	36,519,785	0.83	1.25	to	1.80	16.59	to	15.72
	1/25/1900	2,393,433	12.76	to	12.24	30,010,588	0.44	1.25	to	1.80	12.15	to	11.25

Transamerica U.S. Government Securities VP
	12/31/2009	1,768,350	12.81	to	11.44	22,271,277	2.32	1.25	to	1.80	3.18	to	2.36
	6/1/1900	2,653,938	12.42	to	11.17	32,450,382	2.25	1.25	to	1.80	6.33	to	5.51
	1/22/1900	751,617	11.68	to	10.59	8,660,322	5.19	1.25	to	1.80	4.73	to	3.90
	1/0/1900	766,922	11.15	to	10.19	8,452,354	3.51	1.25	to	1.80	1.99	to	1.23
	1/25/1900	946,654	10.93	to	10.07	10,240,756	3.83	1.25	to	1.80	0.96	to	0.17

Transamerica Value Balanced VP
	12/31/2009	6,010,916	20.87	to	12.48	119,914,757	4.15	1.25	to	1.80	21.90	to	20.97
	6/1/1900	7,524,158	17.12	to	10.32	122,723,852	4.55	1.25	to	1.80	(31.40)	to	(31.93)
	1/22/1900	9,572,838	24.96	to	15.16	229,636,772	2.47	1.25	to	1.80	5.39	to	4.57
	1/0/1900	11,973,713	23.68	to	14.50	272,821,579	2.50	1.25	to	1.80	13.84	to	13.00
	1/25/1900	15,041,454	20.80	to	12.83	301,661,513	2.54	1.25	to	1.80	5.27	to	4.32

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2009		3,914,113	$37.83	to	$6.86	$120,275,016	—%	1.25%	to	1.80%	58.58%	to	57.29%
	6/1/1900		4,277,629	23.86	to	4.35	84,496,097	2.00	1.25	to	1.80	(46.96)	to	(47.39)
	1/22/1900		5,504,109	44.97	to	8.24	203,269,191	—	1.25	to	1.80	21.01	to	20.07
	1/0/1900		6,336,971	37.16	to	6.85	202,779,630	—	1.25	to	1.80	8.55	to	7.64
	1/25/1900		8,054,232	34.24	to	6.34	240,213,121	0.09	1.25	to	1.80	6.22	to	5.40

Transamerica Index 50 VP
	12/31/2009		16,731	9.43	to	9.34	157,399	0.29	1.25	to	1.80	15.09	to	14.47
	12/31/2008	(1)	1,028	8.19	to	8.16	8,422	—	1.25	to	1.80	(18.08)	to	(18.38)

Transamerica Index 75 VP
	12/31/2009		239,694	8.80	to	8.72	2,102,979	0.41	1.25	to	1.80	21.66	to	21.00
	12/31/2008	(1)	149,334	7.23	to	7.20	1,078,727	—	1.25	to	1.80	(27.70)	to	(27.97)

Transamerica Van Kampen Large-Cap Core VP
	12/31/2009	(1)	981,208	13.16	to	13.09	12,900,942	0.84	1.25	to	1.80	31.61	to	30.94

Transamerica Foxhall Global Conservative VP
	12/31/2009	(1)	397,257	0.98	to	0.98	390,844	—	1.25	to	1.65	(1.12)	to	(1.17)

Transamerica Foxhall Emerging Markets/Pacific Rim VP
	12/31/2009	(1)	701,495	1.01	to	1.01	708,163	—	1.25	to	1.65	1.91	to	1.86

Transamerica Foxhall Global Growth VP
	12/31/2009	(1)	718,256	1.01	to	1.01	723,001	—	1.25	to	1.65	1.80	to	1.75

Transamerica Foxhall Global Hard Asset VP
	12/31/2009	(1)	569,313	0.99	to	0.99	561,332	—	1.25	to	1.65	(0.05)	to	(0.09)

Transamerica Hanlon Balanced VP
	12/31/2009	(1)	496,089	1.02	to	1.02	506,447	—	1.25	to	1.65	2.28	to	2.24

Transamerica Hanlon Growth VP
	12/31/2009	(1)	159,393	1.02	to	1.02	162,819	—	1.25	to	1.65	2.53	to	2.49

Transamerica Hanlon Growth and Income VP
	12/31/2009	(1)	332,818	1.02	to	1.02	340,353	—	1.25	to	1.65	2.55	to	2.50

Transamerica Hanlon Managed Income VP
	12/31/2009	(1)	2,752,195	1.00	to	1.00	2,762,759	—	1.25	to	1.65	0.40	to	0.36

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Bull
	12/31/2009		875,361	$8.84	to	$8.67	$7,696,051	1.16%	1.25%	to	1.80%	22.81%	to	22.15%
	6/1/1900		143,219	7.20	to	7.10	1,026,748	—	1.25	to	1.80	(38.44)	to	(38.78)
	1/22/1900		151,656	11.69	to	11.59	1,769,490	0.12	1.25	to	1.80	2.27	to	1.71
	12/31/2006	(1)	1,368,276	11.43	to	11.40	15,627,778	0.04	1.25	to	1.80	14.30	to	13.96

ProFund VP Money Market
	12/31/2009		1,848,310	10.24	to	10.04	18,791,752	0.04	1.25	to	1.80	(1.20)	to	(1.74)
	6/1/1900		2,720,907	10.36	to	10.22	28,083,995	0.88	1.25	to	1.80	(0.41)	to	(0.95)
	1/22/1900		3,552,708	10.40	to	10.32	36,882,114	3.81	1.25	to	1.80	2.48	to	1.92
	12/31/2006	(1)	62,983	10.15	to	10.12	638,568	3.02	1.25	to	1.80	1.52	to	1.22

ProFund VP NASDAQ-100
	12/31/2009		315,036	11.30	to	11.09	3,536,691	—	1.25	to	1.80	50.13	to	49.32
	6/1/1900		103,820	7.53	to	7.42	778,224	—	1.25	to	1.80	(43.20)	to	(43.50)
	1/22/1900		125,823	13.25	to	13.14	1,663,440	—	1.25	to	1.80	16.17	to	15.53
	12/31/2006	(1)	368,479	11.41	to	11.38	4,200,676	—	1.25	to	1.80	14.10	to	13.75

ProFund VP Short Small-Cap
	12/31/2009		131,678	7.43	to	7.29	972,429	0.45	1.25	to	1.80	(33.21)	to	(33.57)
	6/1/1900		142,501	11.12	to	10.97	1,578,659	2.94	1.25	to	1.80	22.55	to	21.88
	1/22/1900		68,537	9.08	to	9.00	621,651	7.15	1.25	to	1.80	3.24	to	2.67
	12/31/2006	(1)	23,399	8.79	to	8.77	205,580	0.13	1.25	to	1.80	(12.07)	to	(12.34)

ProFund VP Small-Cap
	12/31/2009		190,693	8.61	to	8.45	1,631,864	—	1.25	to	1.80	24.51	to	23.84
	6/1/1900		165,623	6.91	to	6.82	1,140,193	0.22	1.25	to	1.80	(36.20)	to	(36.55)
	1/22/1900		138,369	10.84	to	10.75	1,496,525	0.19	1.25	to	1.80	(3.43)	to	(3.95)
	12/31/2006	(1)	748,478	11.22	to	11.19	8,394,017	—	1.25	to	1.80	12.24	to	11.90

Access VP High Yield
	12/31/2009		733,601	11.21	to	11.07	8,198,167	8.70	1.25	to	1.80	15.47	to	14.85
	6/1/1900		923,483	9.71	to	9.64	8,951,400	6.62	1.25	to	1.80	(5.83)	to	(6.34)
	12/31/2007	(1)	1,348	10.31	to	10.29	13,899	7.22	1.25	to	1.80	3.12	to	2.94

ProFund VP Europe 30
	12/31/2009		70,963	7.44	to	7.35	525,522	2.68	1.25	to	1.80	30.66	to	29.95
	6/1/1900		97,285	5.69	to	5.65	552,784	3.45	1.25	to	1.80	(44.70)	to	(45.00)
	12/31/2007	(1)	439,481	10.30	to	10.28	4,524,080	—	1.25	to	1.80	2.98	to	2.80

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Oil & Gas
	12/31/2009		980,907	$7.75	to	$7.66	$7,577,975	—%	1.25%	to	1.80%	14.07%	to	13.46%
	6/1/1900		637,145	6.80	to	6.75	4,321,341	—	1.25	to	1.80	(37.73)	to	(38.07)
	12/31/2007	(1)	185,596	10.92	to	10.90	2,024,736	—	1.25	to	1.80	9.16	to	8.97

ProFund VP UltraSmall-Cap
	12/31/2009		433,884	4.10	to	4.05	1,772,706	0.16	1.25	to	1.80	38.45	to	37.70
	6/1/1900		236,609	2.96	to	2.94	698,011	1.09	1.25	to	1.80	(66.61)	to	(66.79)
	12/31/2007	(1)	23,466	8.87	to	8.85	208,045	0.07	1.25	to	1.80	(11.30)	to	(11.46)

ProFund VP Utilities
	12/31/2009		876,905	8.05	to	7.95	7,033,307	3.62	1.25	to	1.80	9.37	to	8.78
	6/1/1900		235,976	7.36	to	7.30	1,732,913	2.63	1.25	to	1.80	(31.56)	to	(31.93)
	12/31/2007	(1)	566,692	10.75	to	10.73	6,089,835	—	1.25	to	1.80	7.50	to	7.31

ProFund VP Consumer Services
	12/31/2009		12,259	8.02	to	7.92	97,962	—	1.25	to	1.80	29.19	to	28.49
	6/1/1900		7,061	6.21	to	6.16	43,755	—	1.25	to	1.80	(32.23)	to	(32.60)
	12/31/2007	(1)	822	9.16	to	9.14	7,522	—	1.25	to	1.80	(8.41)	to	(8.57)

ProFund VP Pharmaceuticals
	12/31/2009		93,710	9.18	to	9.06	857,334	2.84	1.25	to	1.80	15.45	to	14.83
	6/1/1900		304,928	7.95	to	7.89	2,419,534	3.35	1.25	to	1.80	(20.51)	to	(20.94)
	12/31/2007	(1)	5,369	10.00	to	9.98	53,681	0.14	1.25	to	1.80	0.01	to	(0.17)

ProFund VP Small-Cap Value
	12/31/2009		223,032	7.46	to	7.37	1,657,473	0.28	1.25	to	1.80	18.92	to	18.27
	6/1/1900		93,620	6.27	to	6.23	586,584	—	1.25	to	1.80	(31.54)	to	(31.92)
	12/31/2007	(1)	982	9.17	to	9.15	9,000	—	1.25	to	1.80	(8.34)	to	(8.51)

ProFund VP Falling US Dollar
	12/31/2009		65,539	10.12	to	9.99	661,187	3.06	1.25	to	1.80	2.04	to	1.49
	6/1/1900		82,371	9.92	to	9.85	815,953	0.07	1.25	to	1.80	(6.29)	to	(6.80)
	12/31/2007	(1)	15,608	10.58	to	10.57	165,176	—	1.25	to	1.80	5.85	to	5.66

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Emerging Markets
	12/31/2009		1,520,159	$9.07	to	$8.96	$13,741,556	0.12%	1.25%	to	1.80%	60.35%	to	59.49%
	6/1/1900		417,469	5.66	to	5.62	2,355,960	1.04	1.25	to	1.80	(50.71)	to	(50.98)
	12/31/2007	(1)	126,444	11.48	to	11.46	1,450,846	—	1.25	to	1.80	14.80	to	14.60

ProFund VP International
	12/31/2009		524,061	6.83	to	6.75	3,569,383	0.03	1.25	to	1.80	23.11	to	22.44
	6/1/1900		70,161	5.55	to	5.51	388,536	1.54	1.25	to	1.80	(45.09)	to	(45.39)
	12/31/2007	(1)	15,962	10.11	to	10.09	161,327	—	1.25	to	1.80	1.08	to	0.90

ProFund VP Asia 30
	12/31/2009		657,444	8.65	to	8.54	5,665,586	1.06	1.25	to	1.80	52.30	to	51.47
	6/1/1900		397,727	5.68	to	5.64	2,252,926	0.87	1.25	to	1.80	(51.43)	to	(51.70)
	12/31/2007	(1)	309,540	11.70	to	11.67	3,617,425	0.04	1.25	to	1.80	16.95	to	16.75

ProFund VP Japan
	12/31/2009		17,413	5.81	to	5.74	101,037	0.19	1.25	to	1.80	8.97	to	8.38
	6/1/1900		7,409	5.33	to	5.30	39,463	16.02	1.25	to	1.80	(41.58)	to	(41.89)
	12/31/2007	(1)	1,358	9.13	to	9.11	12,400	0.07	1.25	to	1.80	(8.69)	to	(8.85)

ProFund VP Short NASDAQ-100
	12/31/2009		74,390	8.35	to	8.25	618,831	0.24	1.25	to	1.80	(41.39)	to	(41.71)
	6/1/1900		104,349	14.25	to	14.15	1,483,965	3.14	1.25	to	1.80	46.33	to	45.54
	12/31/2007	(1)	2,649	9.74	to	9.72	25,796	17.32	1.25	to	1.80	(2.64)	to	(2.81)

ProFund VP U.S. Government Plus
	12/31/2009		123,927	10.65	to	10.52	1,315,086	0.06	1.25	to	1.80	(33.45)	to	(33.81)
	6/1/1900		459,921	16.01	to	15.90	7,347,939	1.53	1.25	to	1.80	47.91	to	47.11
	12/31/2007	(1)	133,467	10.82	to	10.81	1,444,104	1.39	1.25	to	1.80	8.24	to	8.06

ProFund VP Basic Materials
	12/31/2009		649,687	8.56	to	8.45	5,545,293	0.75	1.25	to	1.80	60.37	to	59.50
	6/1/1900		350,346	5.34	to	5.30	1,866,525	0.40	1.25	to	1.80	(52.03)	to	(52.29)
	12/31/2007	(1)	384,152	11.13	to	11.11	4,272,903	—	1.25	to	1.80	11.29	to	11.09

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Financials
	12/31/2009		458,108	$4.80	to	$4.74	$2,189,669	2.19%	1.25%	to	1.80%	13.59%	to	12.97%
	6/1/1900		245,506	4.22	to	4.19	1,034,389	1.39	1.25	to	1.80	(51.16)	to	(51.42)
	12/31/2007	(1)	5,201	8.65	to	8.63	44,957	0.02	1.25	to	1.80	(13.55)	to	(13.70)

ProFund VP Precious Metals
	12/31/2009		748,005	10.77	to	10.64	8,029,177	0.85	1.25	to	1.80	33.66	to	32.93
	6/1/1900		588,936	8.06	to	8.00	4,737,751	2.71	1.25	to	1.80	(31.62)	to	(31.99)
	12/31/2007	(1)	234,605	11.79	to	11.76	2,763,300	0.27	1.25	to	1.80	17.85	to	17.64

ProFund VP Telecommunications
	12/31/2009		35,284	6.55	to	6.47	230,306	5.06	1.25	to	1.80	6.00	to	5.42
	6/1/1900		96,602	6.18	to	6.14	596,382	6.04	1.25	to	1.80	(35.23)	to	(35.58)
	12/31/2007	(1)	2,276	9.55	to	9.53	21,720	0.18	1.25	to	1.80	(4.55)	to	(4.72)

ProFund VP Mid-Cap
	12/31/2009		331,619	7.80	to	7.70	2,577,703	—	1.25	to	1.80	31.24	to	30.53
	6/1/1900		104,994	5.94	to	5.90	622,450	0.47	1.25	to	1.80	(39.13)	to	(39.46)
	12/31/2007	(1)	1,582	9.76	to	9.74	15,440	—	1.25	to	1.80	(2.41)	to	(2.58)

ProFund VP Short Emerging Markets
	12/31/2009		53,469	5.45	to	5.39	290,588	—	1.25	to	1.80	(49.35)	to	(49.62)
	6/1/1900		132,684	10.77	to	10.69	1,426,172	0.14	1.25	to	1.80	30.59	to	29.88
	12/31/2007	(1)	—	8.25	to	8.23	—	—	1.25	to	1.80	(17.54)	to	(17.68)

ProFund VP Short International
	12/31/2009		92,914	9.25	to	9.13	856,218	—	1.25	to	1.80	(31.14)	to	(31.52)
	6/1/1900		163,996	13.43	to	13.33	2,197,624	0.11	1.25	to	1.80	36.52	to	35.78
	12/31/2007	(1)	—	9.84	to	9.82	—	—	1.25	to	1.80	(1.64)	to	(1.81)

Fidelity VIP Contrafund® Portfolio
	12/31/2009		2,575,567	11.57	to	10.97	29,369,358	1.16	1.25	to	1.80	33.80	to	33.07
	12/31/2008		2,886,068	8.65	to	8.25	24,626,115	0.73	1.25	to	1.80	(43.40)	to	(43.71)
	12/31/2007		3,635,311	15.28	to	14.65	54,886,003	0.72	1.25	to	1.80	15.85	to	15.22
	12/31/2006		4,179,205	13.19	to	12.71	54,525,571	0.98	1.25	to	1.80	10.05	to	9.45
	12/31/2005		5,223,653	11.98	to	11.61	62,022,717	0.11	1.25	to	1.80	15.20	to	14.57

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity VIP Equity-Income Portfolio
	12/31/2009	1,270,306	$10.60	to	$10.05	$13,263,253	2.05%	1.25%	to	1.80%	28.28%	to	27.59%
	12/31/2008	1,458,089	8.26	to	7.88	11,890,200	1.98	1.25	to	1.80	(43.52)	to	(43.83)
	12/31/2007	2,022,483	14.63	to	14.03	29,241,838	1.49	1.25	to	1.80	0.02	to	(0.53)
	12/31/2006	2,402,553	14.63	to	14.10	34,765,816	3.04	1.25	to	1.80	18.45	to	17.80
	12/31/2005	2,452,104	12.35	to	11.97	29,997,995	1.72	1.25	to	1.80	4.26	to	3.69

Fidelity VIP Growth Opportunities Portfolio
	12/31/2009	638,516	6.44	to	6.11	4,058,057	0.25	1.25	to	1.80	43.67	to	42.89
	12/31/2008	622,570	4.48	to	4.28	2,756,771	0.11	1.25	to	1.80	(55.69)	to	(55.93)
	12/31/2007	986,360	10.12	to	9.70	9,884,259	—	1.25	to	1.80	21.38	to	20.72
	12/31/2006	800,663	8.34	to	8.04	6,592,050	0.52	1.25	to	1.80	3.82	to	3.25
	12/31/2005	945,066	8.03	to	7.79	7,511,162	0.71	1.25	to	1.80	7.33	to	6.74

Fidelity VIP Index 500 Portfolio
	12/31/2009	24,049	10.28	to	10.05	241,815	2.32	1.40	to	1.80	24.56	to	24.07
	12/31/2008	24,960	8.25	to	8.10	202,216	1.82	1.40	to	1.80	(38.03)	to	(38.28)
	12/31/2007	27,559	13.32	to	13.12	361,985	3.18	1.40	to	1.80	3.72	to	3.31
	12/31/2006	29,650	12.84	to	12.70	376,853	1.52	1.40	to	1.80	13.85	to	13.39
	12/31/2005	31,947	11.28	to	11.20	346,904	0.37	1.40	to	1.80	3.11	to	2.69

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year. The investment income ratios have been restated for 2002 through 2005 due to a change in the calculation methodology.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

5. Administrative, Mortality, and Expense Risk Charge

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered. On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed on the individual contract level) effectively reduces the value of a unit outstanding during the year. Contract owners should see their actual policy and any attachments to determine their specific chargers, which may include various optional rider and other fees. The following reflects the annual rate for daily charges as assessed by each Mutual Fund Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%
Class D	2.50%
Class F	1.25%
Class G	1.65%
Class H	1.40%
Class I	1.80%

6. Income Taxes

Operations of the Mutual Fund Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2009

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account 1/

(2)	Not Applicable

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement 1/

(b)	Amendment to Master Service and Distribution Compliance Agreement 2/

(c)	Form of Broker/Dealer Supervisory and Service Agreement 2/

(d)	Principal Underwriting Agreement 2/

(e)	First Amendment to Principal Underwriting Agreement 2/

(f)	Second Amendment to Principal Underwriting Agreement. 3/

(g)	Third Amendment to Principal Underwriting Agreement. 4/

(h)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 25

(i)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 25

(j)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 26

(k)	Form of Life Insurance Company Product Sales Agreement Note 30

(l)	Principal Underwriting Agreement. Note 32.

(m)	Amendment No. 1 to Principal Underwriting Agreement. Note 32.

(4)	(a) Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (WL18) 5/

(b)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (VA30) 6/

(c)	Death Benefit Riders

(i)	Annual Step-Up Death Benefit (GDB10) 6/

(ii)	Compounding Minimum Death Benefit (GDB11) 6/

(d)	Guaranteed Minimum Income Benefit Rider (GIB01) 5/

(e)	Guaranteed Minimum Income Benefit Rider (GIB02) 7/

(f)	Terminal Illness Rider (EA132) 5/

(g)	Nursing Care Facility Waiver Endorsement (EA133) 5/

(h)	Tax-Sheltered Annuity Endorsement (EA125) 8/

(i)	Endorsement - Contract Loan Provisions (EA126) 8/

(j)	Endorsement - Dollar Cost Averaging (EA134) 8/

(k)	Endorsement - Asset Rebalancing Program (EA135) 8/

(l)	Additional Earnings Rider (AER01) 7/

(m)	Additional Earnings Rider (AER02) 9/

(n)	Split Contract Endorsement (EA141) 9/

(o)	Guaranteed Minimum Death Benefit Endorsements

(i)	(EA138A, EA139, EA139B, EA140) 7/

(ii)	(EA142, EA145) 9/

(5)	(a) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00500) 10/

(b)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00601) 9/

(6)	(a) Second Amended Articles of Incorporation of Western Reserve 1/

(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 11/

(c)	Amended Code of Regulations of Western Reserve 1/

(7)	(a) Reinsurance Agreement (TIRe) 9/

(b)	Reinsurance Agreement (GPHRe) 12/

(c)	Reinsurance Agreement (TIRe). Note 33

(8)	(a)	Participation Agreements Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 13/

(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund 8/

(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund 14/

(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 13/

(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II 8/

(f)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II 14/

(g)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 15/

(h)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/

(i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 13/

(j)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund 8/

(k)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III 14

(l)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 15/

(m)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/

(n)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 16/

(o)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. 4/

(o)(1)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004. Note 22

(o)(2)	Amendment No. 25 to Participation Agreement (ATST) Note 22

(o)(3)	Amendment No. 26 to Participation Agreement (ATST) Note 24

(o)(4)	Amendment No. 29 to Participation Agreement (TST) Note 31

(o)(5)	Amendment No. 34 to Participation Agreement (TST) Note 34

(o)(6)	Amendment No. 35 to Participation Agreement (TST) Note 35

(p)	Amended and Restated Fund Participation Agreement between Access Variable Insurance Trust and Western Reserve dated May 1, 2004 4/

(q)	Participation Agreement Among ProFunds and Western Reserve. Note 27

(q)(1)	Amendment No. 2 to Participation Agreement (ProFunds) Note 28

(9)	Opinion and Consent of Counsel. Note 35

(10)	(a) Consent of Counsel. Note 35

(b)	Consent of Independent Registered Public Accounting Firm. Note 35

(c)	Opinion and Consent of Actuary. Note 24

(11)	Not Applicable

(12)	Not Applicable

(13)	Schedules for Computation of Performance Quotations. Note 17

(14)	Not Applicable

(15)	(a) Powers of Attorney 18/

(b)	Power of Attorney – Ron Wagley and Allan J. Hamilton 4/

(c)	J. Vahl, B. Clancy, P. Reaburn, C. Vermie, A. Hamilton. Note 19 R. Wagley. Note 20 K. Kilbane. Note 21 Arthur Schneider Note 22. Christopher H. Garrett. Note 23. Charles T. Boswell and Timmy L. Stonehocker. Note 24 (Charles T. Boswell, Arthur Schneider, John Hunter, Brenda K. Clanty, Timmy L. Stonehocker, and Allan J. Hamilton) Note 26 (Eric J. Martin) Note 29 (Darryl D. Button) Note 35

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.

4/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated April 19, 2004 (File No. 333-84773) and is incorporated herein by reference.

5/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.

6/	This exhibit was previously filed on Post-Effective Amendment No. 7 to Form N-4 dated February 19, 2003 (File No. 333-82705) and is incorporated herein by reference.

7/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

8/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

9/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference.

10/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference.

11/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

12/	This exhibit was previously filed on Post-Effective Amendment No. 8 to Form N-4 dated April 15, 2003 (File No. 333-82705) and is incorporated herein by reference.

13/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

14/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

15/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.

16/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.

17/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

18/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

19	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-108525) filed on September 5, 2003.

20	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) on April 29, 2004.

21	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333 -108525) filed on January 7, 2005.

22	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-82705) Filed on April 28, 2005.

23	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

24	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-82705) dated April 26, 2006.

25	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

26	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-82705) dated April 26, 2007.

27	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) on February 13, 2007.

28	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement (File No. 333-145461) on October 23, 2007.

29	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007

30	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125817) on February 15, 2008.

31	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-82705) dated April 28, 2008.

32	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-108525) on November 6, 2008.

33	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-82705) dated April 27, 2009.

34	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 333-108525) dated November 19, 2009.

35	Filed herewith.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Charles T. Boswell	(2)	Director and Chief Executive Officer
Arthur Schneider	(1)	Director and Senior Vice President, and Chief Tax Officer
Brenda K. Clancy	(1)	Director and President
Darryl D. Button	(1)	Director and Executive Vice President
Eric J. Martin	(1)	Vice President and Corporate Controller
John Hunter	(1)	Director and Chief Financial Officer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management Inc	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc. (non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member-Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors Inc	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services Inc)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2010, there were 22,450 Contract owners for the WRL Freedom Premier and 1,068 Contract owners for the WRL Freedom Premier II.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528
(7)	1150 South Olive, Los Angeles, CA 90015

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$3,992,695	0	0	0

(1)	Fiscal Year 2009

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 19th day of April, 2010.

WRL Series Annuity Account

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	* Darryl D. Button	Director and Executive Vice President	____________, 2010

	* Charles T. Boswell	Director and Chief Executive Officer	____________, 2010

	* Brenda K. Clancy	Director and President	____________, 2010

	* John R. Hunter	Director and Chief Financial Officer	____________, 2010

	* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	____________, 2010

	* Eric J. Martin	Corporate Controller and Vice President	____________, 2010

*By	/s/ DARIN D. SMITH	Vice President, Assistant Secretary and General Counsel	April 19, 2010
Darin D. Smith

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-82705

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL SERIES ANNUITY ACCOUNT

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(o)(6)	Amendment No. 35 to Participation Agreement (TST)

(9)	Opinion and Consent of Counsel

10(a)	Consent of Counsel

(10)(b)	Consent of Independent Registered Public Accounting Firm

15	Power of Attorney

*	Page numbers included only in manually executed original.